FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, February 28, 2022 (unaudited)

Franklin K2 Alternative Strategies Fund

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests 40.9%
Aerospace & Defense 0.1%
[a]Bombardier Inc., A	Canada	61,213	$79,686
[a]Bombardier Inc., B	Canada	1,096,764	1,367,169
[a]Satellogic Inc., 1/25/27, wts.	United States	23,225	12,181
[a]Vertical Aerospace Ltd., 12/16/26, wts.	United States	1,366	1,120

			1,460,156

Air Freight & Logistics 0.1%
Expeditors International of Washington Inc.	United States	1,117	115,453
[a]GXO Logistics Inc.	United States	8,484	712,062
[d]United Parcel Service Inc., B	United States	243	51,132

			878,647

Airlines 0.1%
[a,b]Controladora Vuela Cia de Aviacion SAB de CV, ADR	Mexico	20,552	392,338
[a]Frontier Group Holdings Inc.	United States	71,262	917,854

			1,310,192

Auto Components 0.0%†
[a]American Axle & Manufacturing Holdings Inc.	United States	15,555	144,039
[a,c]Luminar Technologies Inc., A	United States	12,104	169,819

			313,858

Automobiles 0.0%†
Ford Motor Co.	United States	2,393	42,021
[a]General Motors Co.	United States	6,798	317,603
[a,c]Lucid Group Inc.	United States	1,930	55,931

			415,555

Banks 0.1%
Barclays PLC	United Kingdom	108,406	264,897
First Citizens Bancshares Inc., A	United States	561	442,321
JPMorgan Chase & Co.	United States	293	41,547
People’s United Financial Inc.	United States	44,891	946,302
[d]Wells Fargo & Co.	United States	598	31,915

			1,726,982

Beverages 0.3%
[d]The Coca-Cola Co.	United States	3,768	234,520
Davide Campari-Milano NV	Italy	279,710	3,044,043
[e]Nongfu Spring Co. Ltd., H, 144A	China	3,790	23,769
PepsiCo Inc.	United States	289	47,321
Primo Water Corp.	United States	49,507	719,832
Tsingtao Brewery Co. Ltd., H	China	2,000	19,242

			4,088,727

Biotechnology 1.1%
[b,d]AbbVie Inc.	United States	15,058	2,225,121
[a,c,f]Alder Biopharmaceuticals Inc., Contingent Value, rts., 12/31/24	United States	50,624	101,248
[a]Amicus Therapeutics Inc.	United States	42,533	346,219
[a,b]Apellis Pharmaceuticals Inc.	United States	23,813	1,012,767
[a]Arena Pharmaceuticals Inc.	United States	25,760	2,446,427
[a]Argenx SE, ADR	Netherlands	4,279	1,231,111
[a]BioMarin Pharmaceutical Inc.	United States	12,853	1,004,076
[a,b]Blueprint Medicines Corp.	United States	4,580	277,319
[a]CytoDyn Inc.	United States	2,742	1,404
[a]Horizon Therapeutics PLC	United States	9,552	870,856
[a,b]Intellia Therapeutics Inc.	United States	5,964	589,541
[a]Iveric Bio Inc.	United States	26,327	422,285
[a]Karuna Therapeutics Inc.	United States	4,014	421,470
[a,c]Karyopharm Therapeutics Inc.	United States	1,000	10,330
[a]Kymera Therapeutics Inc.	United States	3,531	140,393

Quarterly Consolidated Statement of Investments | See Notes to the Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[a,b]Natera Inc.	United States	11,568	$760,596
[a]Nurix Therapeutics Inc.	United States	6,222	100,610
[a]ORIC Pharmaceuticals Inc.	United States	9,045	70,189
[a,c]PMV Pharmaceuticals Inc.	United States	9,168	145,221
[a]Praxis Precision Medicines Inc.	United States	3,716	48,680
[a,b]Seagen Inc.	United States	8,464	1,090,756
[a,b]Vertex Pharmaceuticals Inc.	United States	6,521	1,499,960
[a,c]Verve Therapeutics Inc.	United States	8,305	271,158

			15,087,737

Building Products 0.2%
Carrier Global Corp.	United States	57,807	2,594,378
[a,d]Cornerstone Building Brands Inc.	United States	30,515	673,771

			3,268,149

Capital Markets 1.2%
[e]Amundi SA, 144A	France	26,558	1,841,955
[e]Anima Holding SpA, 144A	Italy	102,616	485,079
[c]Ares Capital Corp.	United States	2,216	48,397
[d]The Blackstone Group Inc., A	United States	20,335	2,592,102
The Carlyle Group Inc.	United States	1,029	48,229
[a,b]E.Merge Technology Acquisition Corp., A	United States	6,534	64,556
The Goldman Sachs Group Inc.	United States	126	43,003
[b]Moody’s Corp.	United States	9,381	3,020,963
[d]Morgan Stanley	United States	496	45,007
[c]S&P Global Inc.	United States	22,661	8,513,919
Singapore Exchange Ltd.	Singapore	10,100	70,072

			16,773,282

Chemicals 1.4%
[a,c]Amyris Inc.	United States	3,000	13,680
[a,b]Ferro Corp.	United States	238,198	5,176,043
[a]Gcp Applied Technologies Inc.	United States	9,039	285,452
[a]Hexion Holdings Corp., B	United States	24,072	714,457
Huntsman Corp.	United States	7,692	311,064
[b]International Flavors & Fragrances Inc.	United States	3,685	490,105
Olin Corp.	United States	942	48,522
The Sherwin-Williams Co.	United States	32,164	8,463,313
Sociedad Quimica y Minera de Chile SA, ADR	Chile	32,799	2,170,638
Treatt PLC	United Kingdom	17,725	231,489
[a]Tronox Holdings PLC	United States	24,406	495,442
Valvoline Inc.	United States	13,273	429,116

			18,829,321

Commercial Services & Supplies 0.8%
Cintas Corp.	United States	13,912	5,221,452
[b]Republic Services Inc., A	United States	40,305	4,847,885
[a]Shapeways Holdings Inc., 10/31/26, wts.	United States	13,286	4,293
[a]US Ecology Inc.	United States	9,927	470,937

			10,544,567

Communications Equipment 0.4%
[a]Adva Optical Networking SE	Germany	153,537	2,600,130
[a]Arista Networks Inc.	United States	18,211	2,235,036
[a]Riverbed Technology Inc.	United States	5,404	53,365

			4,888,531

Construction & Engineering 0.6%
AECOM	United States	22,091	1,605,132
[a,b]Mastec Inc.	United States	31,890	2,511,657

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights		Value

Common Stocks and Other Equity Interests (continued)
Construction & Engineering (continued)
[b]Quanta Services Inc.	United States	36,1	10	$3,933,823

				8,050,612

Construction Materials 0.3%
[a]Cemex SAB de CV, ADR	Mexico	69,523		354,567
LafargeHolcim Ltd., B	Switzerland	69,827		3,514,955

				3,869,522

Consumer Finance 0.0%†
[a,c]Katapult Holdings Inc.	United States	9,358		21,430
[a]LendingTree Inc.	United States	441		53,365

				74,795

Containers & Packaging 0.8%
Ball Corp.	United States	118,073		10,595,871

Distributors 0.3%
Pool Corp.	United States	8,546		3,919,025

Diversified Consumer Services 0.1%
[a]Houghton Mifflin Harcourt Co.	United States	44,694		936,339
[a]Mister Car Wash Inc.	United States	59,041		945,837

				1,882,176

Diversified Financial Services 2.4%
[a]2MX Organic SA, 11/16/25, wts.	France	3,920		703
[a]7GC & Co. Holdings Inc., A, 12/31/26, wts.	United States	3,244		846
[a]Acropolis Infrastructure Acquisition Corp., A, 3/31/26, wts.	United States	12,094		5,200
[a]AEA-Bridges Impact Corp., 12/31/25, wts.	Cayman Islands	1,407		1,195
[a]AEA-Bridges Impact Corp., A	Cayman Islands	28,592		283,347
[a]Aequi Acquisition Corp.	United States	1,470		14,597
[a]Aequi Acquisition Corp., A	United States	11,885		116,414
[a]African Gold Acquisition Corp., A	United States	6,518		63,388
[a]African Gold Acquisition Corp., A, 3/13/28, wts.	United States	4,750		1,378
[a]Agile Growth Corp., A	United States	3,910		37,927
[a]Agile Growth Corp., A, 3/9/26, wts.	United States	1,303		619
[a]Ahren Acquisition Corp.	Cayman Islands	51,168		510,657
[a,b]Altitude Acquisition Corp., A	United States	10,922		108,346
[a]Angel Pond Holdings Corp., A	United States	7,260		72,092
Apollo Global Management Inc.	United States	717		46,791
[a]Apollo Strategic Growth Capital, 10/29/27, wts.	United States	23,192		22,846
[a]Apollo Strategic Growth Capital, A	United States	8,654		85,675
[a]Apollo Strategic Growth Capital, A, 12/31/27, wts.	United States	5,294		3,176
[a]Apollo Strategic Growth Capital II, A	United States	8,845		86,212
[a]ArcLight Clean Transition Corp. II, A, 2/4/23, wts.	Cayman Islands	3,265		4,734
[a]Ares Acquisition Corp., A	United States	13,000		126,750
[a]Ares Acquisition Corp., A, 12/31/27, wts.	United States	11,095		5,381
[a]Ascendant Digital Acquisition Corp. III, A	United States	4,732		47,036
[a]Ascendant Digital Acquisition Corp. III, A, 4/19/23, wts.	United States	2,366		1,029
[a]Athena Consumer Acquisition Corp., A	United States	26,389		262,703
[a]Athena Consumer Acquisition Corp., A, 7/20/23, wts.	United States	13,194		4,902
[a,b]Athena Technology Acquisition Corp. II	United States	61,944		616,962
[a]Athlon Acquisition Corp., A, 3/5/26, wts.	United States	4,234		1,143
[a,b]Atlantic Avenue Acquisition Corp., A	United States	8,680		85,324
[a]Atlantic Avenue Acquisition Corp., A, 10/6/27, wts.	United States	4,340		1,305
[a,b]Atlantic Coastal Acquisition Corp., A	United States	16,329		158,881
[a]Atlantic Coastal Acquisition Corp., A, 12/31/27, wts.	United States	5,443		1,470
[a,b]Atlas Crest Investment Corp. II, A	United States	20,011		194,507
[a]Atlas Crest Investment Corp. II, A, 2/28/26, wts.	United States	8,969		3,049
[a]Austerlitz Acquisition Corp. I, 2/19/26, wts.	United States	17,237		9,473

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]Austerlitz Acquisition Corp. I, 12/31/27, wts.	United States	34,516	$17,945
[a]Austerlitz Acquisition Corp. I, A	United States	21,841	212,731
[a]Austerlitz Acquisition Corp. II, A	United States	33,691	328,487
[a]Authentic Equity Acquisition Corp. I, 12/31/27, wts.	Cayman Islands	9,239	3,370
[a]B Riley Principal 250 Merger Corp., A, 12/31/27, wts.	United States	2,651	1,458
[a]Biotech Acquisition Co., 11/30/27, wts.	United States	4,353	1,088
[a]Blue Whale Acquisition Corp. I, A	United Arab Emirates	12,829	124,313
[a]Blue Whale Acquisition Corp. I, A, 7/30/26, wts.	United Arab Emirates	1,005	658
[a]Bridgetown Holdings Ltd., A	Hong Kong	3,261	32,056
[a,b]Broadscale Acquisition Corp., A	United States	12,221	120,743
[a]Broadscale Acquisition Corp., A, 2/2/26, wts.	United States	18,884	8,498
[a]Capitalworks Emerging Markets Acquisition Corp.	United States	15,474	155,359
[a,b]Carney Technology Acquisition Corp. II, A	United States	12,636	123,580
[a]Carney Technology Acquisition Corp. II, A, 11/30/27, wts.	United States	5,876	2,743
[a]Cartesian Growth Corp., 12/31/27, wts.	United States	23,214	15,089
[a]CC Neuberger Principal Holdings II	United States	12,116	119,827
[a]CC Neuberger Principal Holdings II, 7/29/25, wts.	United States	11,692	11,487
[a]CC Neuberger Principal Holdings III	United States	558	5,513
[a]CC Neuberger Principal Holdings III, 12/31/27, wts.	United States	6,916	4,347
[a]CF Acquisition Corp. VI	United States	1,040	12,865
[a,b]Churchill Capital Corp. V, A	United States	6,430	62,821
[a]Churchill Capital Corp. VI, A	United States	1,080	10,519
[a]Churchill Capital Corp. VI, A, 12/31/27, wts.	United States	216	153
[a,b]Churchill Capital Corp. VII, A	United States	9,560	93,019
[a,b]Churchill Capital Corp. VII, A, 2/29/28, wts.	United States	1,912	956
[a,b]CIIG Capital Partners II Inc., A	United States	10,448	102,913
[a,b]CIIG Capital Partners II Inc., A, 2/28/28, wts.	United States	5,224	1,985
[a]Clarim Acquisition Corp., A	United States	50,724	494,051
[a]Clarim Acquisition Corp., A, 12/31/27, wts.	United States	16,908	5,676
[a,b]Class Acceleration Corp., A	United States	13,473	131,496
[a]Class Acceleration Corp., A, 3/31/28, wts.	United States	4,133	967
[a]Climate Real Impact Solutions II Acquisition Corp., A	United States	563	5,489
[a]Climate Real Impact Solutions II Acquisition Corp., A, 12/31/27, wts.	United States	112	55
[a]Colicity Inc., A	United States	37,960	371,774
[a]Colicity Inc., A, 12/31/27, wts.	United States	3,313	1,648
[a]Colonnade Acquisition Corp. II, 12/31/27, wts.	United States	13,654	6,523
[a,b]Concord Acquisition Corp. II, A	United States	79,080	760,750
[a,b]Concord Acquisition Corp. II, A, 12/31/28, wts.	United States	26,360	13,871
[a]Concord Acquisition Corp. III, A	United States	9,774	96,518
[a]Concord Acquisition Corp. III, A, 12/31/28, wts.	United States	4,887	2,011
[a,b]Conyers Park III Acquisition Corp., A	United States	18,746	183,711
[a]Conyers Park III Acquisition Corp., A, 8/12/28, wts.	United States	2,812	2,137
[a]Corner Growth Acquisition Corp., A	United States	40,029	393,949
[a]Corner Growth Acquisition Corp., A, 3/1/23, wts.	United States	5,737	1,508
[a]Corner Growth Acquisition Corp., A, 12/31/27, wts.	United States	7,606	2,283
[a]Corsair Partnering Corp., A	United States	3,898	37,596
[a]Crown PropTech Acquisitions, 12/31/27, wts.	United States	12,844	5,618
[a,b]Crucible Acquisition Corp., A	United States	4,437	43,305
[a,b]Crucible Acquisition Corp., A, 12/26/25, wts.	United States	1,479	665
[a]Crypto 1 Acquisition Corp.	United States	7,736	77,515
[a]Crystal Peak Acquisition	Netherlands	6,767	66,249
[a]Crystal Peak Acquisition, 6/22/26, wts.	Netherlands	2,725	—
[a]Decarbonization Plus Acquisition Corp. IV, A, 12/31/28, wts.	United States	5,594	3,481

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]DHC Acquisition Corp., A	United States	6,265	$60,833
[a]DHC Acquisition Corp., A, 12/31/27, wts.	United States	241	88
[a,b]Digital Transformation Opportunities Corp.	United States	39,182	381,241
[a]Disruptive Acquisition Corp. I	United States	6,844	66,455
[a,b]dMY Technology Group Inc. VI	United States	26,930	261,760
[a,b]dMY Technology Group Inc. VI, 6/25/23, wts.	United States	13,465	9,964
[a]Dragoneer Growth Opportunities Corp. III, A	United States	26,406	256,666
[a,c]EJF Acquisition Corp.	United States	63,265	626,323
[a]Elliott Opportunity II Corp., A	United States	60,876	589,888
[a]Elliott Opportunity II Corp., A, 3/2/26, wts.	United States	9,039	6,328
[a]Energy Transition Partners BV	Netherlands	3,372	37,109
[a]Energy Transition Partners BV, 7/16/26, wts.	Netherlands	1,124	498
[a]Enterprise 4.0 Technology Acquisition Corp.	United States	16,406	162,583
[a]Enterprise 4.0 Technology Acquisition Corp., 10/21/26, wts.	United States	8,203	3,609
Equitable Holdings Inc.	United States	55,703	1,819,260
[a]ESM Acquisition Corp., A	United States	8,367	81,244
[a]ESM Acquisition Corp., A, 2/2/26, wts.	United States	2,789	1,199
[a]European Biotech Acquisition Corp., A	Netherlands	1,230	11,962
[a,b]Executive Network Partnering Corp., A	United States	19,832	195,048
[a]Executive Network Partnering Corp., A, 9/25/28, wts.	United States	2,901	1,074
[a]Far Peak Acquisition Corp.	United States	25,821	255,370
[a,b]Fast Acquisition Corp., A	United States	23,060	233,598
[a,b]Fast Acquisition Corp. II, A	United States	14,427	139,942
[a,b]Fast Acquisition Corp. II, A, 3/16/26, wts.	United States	3,606	1,747
[a]Fifth Wall Acquisition Corp. III	United States	5,283	51,087
[a]Figure Acquisition Corp. I, A	United States	1,393	13,596
[a]Figure Acquisition Corp. I, A, 12/31/27, wts.	United States	1,176	836
[a,b]Fintech Acquisition Corp. VI, A	United States	39,608	386,970
[a,b]Fintech Acquisition Corp. VI, A, 12/31/27, wts.	United States	9,902	6,047
[a]Fintech Evolution Acquisition Group	United States	17,597	173,103
[a,c]First Reserve Sustainable Growth Corp., A	United States	32,362	317,148
[a]First Reserve Sustainable Growth Corp., A, 12/31/27, wts.	United States	8,090	3,641
[a]Focus Impact Acquisition Corp., A	United States	13,236	130,639
[a]Focus Impact Acquisition Corp., A, 4/23/23, wts.	United States	6,618	2,763
[a]Fortress Capital Acquisition Corp., 12/31/27, wts.	United States	12,102	6,051
[a]Fortress Capital Acquisition Corp., A	United States	9,805	95,697
[a,b]Fortress Value Acquisition Corp. III, A	United States	10,335	100,973
[a]Fortress Value Acquisition Corp. III, A, 12/31/27, wts.	United States	3,261	1,589
[a]Fortress Value Acquisition Corp. IV, A	United States	8,256	80,331
[a,b]Fortress Value Acquisition Corp. IV, A, 3/18/28, wts.	United States	10,687	5,364
[a]Forum Merger IV Corp., A	United States	8,175	79,379
[a]Forum Merger IV Corp., A, 12/31/27, wts.	United States	3,272	1,425
[a]Freedom Acquisition I Corp., A	United States	1,955	19,003
[a,c]FTAC Athena Acquisition Corp., A	United States	28,460	277,200
[a]FTAC Athena Acquisition Corp., A, 3/1/26, wts.	United States	15,965	7,812
[a]FTAC Hera Acquisition Corp., A	United States	41,936	408,456
[a]FTAC Hera Acquisition Corp., A, 12/31/27, wts.	United States	8,945	4,473
[a,b]FTAC Parnassus Acquisition Corp., A	United States	49,016	475,455
[a]FTAC Parnassus Acquisition Corp., A, 3/10/26, wts.	United States	12,254	5,575
[a,c]FTAC Zeus Acquisition Corp.	United States	6,342	63,230
[a,b]Fusion Acquisition Corp. II, A	United States	15,892	154,470
[a,b]Fusion Acquisition Corp. II, A, 12/31/27, wts.	United States	5,297	1,483
[a]G Squared Ascend I Inc., A	United States	5,572	54,996
[a]G Squared Ascend I Inc., A, 12/31/27, wts.	United States	3,753	1,842
[a]Glenfarne Merger Corp., A	United States	1,231	11,916
[a]Glenfarne Merger Corp., A, 12/31/27, wts.	United States	323	88

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]Global Partner Acquisition Corp II, 12/31/27, wts.	United States	2,950	$1,475
[a]Global Partner Acquisition Corp. II, A	United States	17,700	172,575
[a]Gores Holdings VII Inc., A	United States	42,125	414,375
[a]Gores Holdings VII Inc., A, 12/31/27, wts.	United States	2,103	1,798
[a]Gores Holdings VIII Inc., A	United States	10,517	106,204
[a]Gores Holdings VIII Inc., A, 12/31/27, wts.	United States	554	759
[a,b]Gores Technology Partners II Inc., A	United States	15,940	155,451
[a,b]Gores Technology Partners II Inc., A, 12/31/27, wts.	United States	2,192	2,521
[a,b]Gores Technology Partners Inc., A	United States	11,237	109,816
[a,b]Gores Technology Partners Inc., A, 12/31/27, wts.	United States	1,971	1,657
[a]Group Nine Acquisition Corp., A	United States	22,173	216,408
[a]Group Nine Acquisition Corp., A, 1/14/26, wts.	United States	7,391	3,439
[a]Growth For Good Acquisition Corp.	United States	5,935	57,332
[a]Growth For Good Acquisition Corp., 6/14/23, wts.	United States	2,967	920
[a]Growth For Good Acquisition Corp., Contingent Value, rts., 6/14/23	United States	5,935	950
[a]HCM Acquisition Corp.	United States	13,460	134,062
[a]Healthcare AI Acquisition Corp.	Cayman Islands	1,582	15,867
[a,b]Healthcare Services Acquisition Corp., A	United States	3,074	30,064
[a]Healthcare Services Acquisition Corp., A, 12/31/27, wts.	United States	4,019	1,526
[a]Heartland Media Acquisition Corp.	United States	13,462	134,553
[a]Hedosophia European Growth	United Kingdom	35,835	393,068
[a]Hedosophia European Growth, 5/13/27, wts.	United Kingdom	11,638	6,076
[a]Innovative International Acquisition Corp., A	United States	13,172	130,930
[a]Innovative International Acquisition Corp., A, 4/3/23, wts.	United States	6,586	1,844
[a]Investcorp Europe Acquisition Corp. I	United States	40,934	412,001
[a]ION Acquisition Corp. III Ltd., A	Israel	11,154	108,249
Iron Spark I Inc., A	United States	5,353	53,289
[a]Jack Creek Investment Corp., 12/31/27, wts.	United States	5,880	1,411
[a]Jackson Acquisition Co., A	United States	5,933	58,084
[a]Jackson Acquisition Co., A, 12/31/28, wts.	United States	2,966	1,068
[a]Jaws Hurricane Acquisition Corp., A, 2/23/23, wts.	United States	3,747	2,718
[a]Jaws Juggernaut Acquisition Corp., A	United States	6,381	62,279
[a]Jaws Juggernaut Acquisition Corp., A, 2/12/26, wts.	United States	4,284	2,981
[a]Jaws Mustang Acquisition Corp., A	United States	13,995	137,205
[a]Jaws Mustang Acquisition Corp., A, 1/30/26, wts.	United States	6,663	3,056
[a]JOFF Fintech Acquisition Corp., A	United States	5,277	51,292
[a]Juniper II Corp., A	United States	11,402	112,310
[a]Juniper II Corp., A, 12/31/28, wts.	United States	5,701	2,964
[a]Kairos Acquisition Corp., 12/31/27, wts.	Cayman Islands	4,433	963
[a,b]Khosla Ventures Acquisition Co., A	United States	27,304	265,395
[a,b]Khosla Ventures Acquisition Co. III, A	United States	19,619	190,500
[a,b]KKR Acquisition Holdings I Corp., A	United States	10,052	97,806
[a,b]KKR Acquisition Holdings I Corp., A, 12/31/27, wts.	United States	2,513	1,463
[a]Knightswan Acquisition Corp.	United States	15,647	156,079
[a]L Catterton Asia Acquisition Corp., A	Singapore	2,279	22,152
[a]Landcadia Holdings IV Inc., A	United States	4,686	45,595
[a]Landcadia Holdings IV Inc., A, 12/31/28, wts.	United States	1,171	528
[a]Lazard Growth Acquisition Corp. I	United States	6,383	62,170
[a]Lazard Growth Acquisition Corp. I, 12/31/27, wts.	United States	2,949	1,533
[a]LDH Growth Corp. I, A	United States	615	5,972
[a]LDH Growth Corp. I, A, 3/29/28, wts.	United States	97	49
[a]Lead Edge Growth Opportunities Ltd., A	United States	4,701	45,600
[a]Lead Edge Growth Opportunities Ltd., A, 12/31/28, wts.	United States	1,175	517
[a]Learn CW Investment Corp.	United States	19,726	193,118
[a]Learn CW Investment Corp., 12/31/28, wts.	United States	9,863	4,279

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]Legato Merger Corp. II	United States	3,958	$39,065
[a]Legato Merger Corp. II, 2/5/23, wts.	United States	1,979	860
[a]Lerer Hippeau Acquisition Corp., A	United States	20,644	200,556
[a]LF Capital Acquisition Corp. II	United States	13,246	132,725
[a]Live Oak Crestview Climate Acquisition Corp., A, 3/12/26, wts.	United States	452	253
[a]Live Oak Mobility Acquisition Corp., A	United States	3,947	38,345
[a]Live Oak Mobility Acquisition Corp., A, 3/4/28, wts.	United States	6,090	3,501
[a,b]Longview Acquisition Corp. II, A	United States	14,811	143,667
[a]Longview Acquisition Corp. II, A, 5/10/26, wts.	United States	12,250	5,022
[a]M3-Brigade Acquisition II Corp., A, 12/31/27, wts.	United States	7,608	2,818
[a]Marlin Technology Corp., 3/5/26, wts.	United States	3,305	2,079
[a]Marlin Technology Corp., A	United States	9,915	96,820
[a]MDH Acquisition Corp., A	United States	4,587	44,769
[a]MDH Acquisition Corp., A, 2/2/28, wts.	United States	1,198	202
[a]Motive Capital Corp., A	United States	12,101	120,411
[a]Motive Capital Corp., A, 12/9/25, wts.	United States	18,590	12,084
[a]Motive Capital Corp. II, A	United States	16,152	161,035
[a]The Music Acquisition Corp., A	United States	5,363	52,182
[a]The Music Acquisition Corp., A, 2/5/28, wts.	United States	2,681	912
[a,b]Nightdragon Acquisition Corp.	United States	21,996	215,781
[a]Nightdragon Acquisition Corp., A	United States	1,253	12,167
[a]North Atlantic Acquisition Corp., A	United States	6,495	64,171
[a]North Atlantic Acquisition Corp., A, 10/20/25, wts.	United States	2,165	853
[a]Northern Star Investment Corp. II, A, 1/31/28, wts.	United States	4,249	2,038
[a]Oaktree Acquisition Corp. II, 9/15/27, wts.	United States	12,899	9,743
[a]Oaktree Acquisition Corp. II, A	United States	17,512	172,493
[a]Obotech Acquisition SE, A	Luxembourg	4,205	45,734
[a]Obotech Acquisition SE, A, 4/30/26, wts.	Luxembourg	1,401	943
[a]One Equity Partners Open Water I Corp., A	United States	2,269	22,123
[a]One Equity Partners Open Water I Corp., A, 12/31/27, wts.	United States	2,933	1,109
[a]Orion Biotech Opportunities Corp., A	United States	16,960	164,682
[a]Orion Biotech Opportunities Corp., A, 4/15/25, wts.	United States	3,392	2,749
[a]P3 Health Partners Inc., A, 11/19/26, wts.	United States	1,814	1,647
[a]Pathfinder Acquisition Corp., 12/31/27, wts.	United States	7,163	3,410
[a]Pathfinder Acquisition Corp., A	United States	27,835	271,252
[a]Pegasus Acquisition Co. Europe BV, A	Netherlands	119,812	1,318,075
[a]Pegasus Acquisition Co. Europe BV, A, 4/27/26, wts.	Netherlands	29,604	—
[a]Peridot Acquisition Corp. II, A	United States	2,506	24,358
[a,b]Periphas Capital Partnering Corp., A	United States	10,736	262,388
[a]Pershing Square Tontine Holdings Ltd., A	United States	8,963	177,557
[a]Pine Technology Acquisition Corp., A, 3/31/28, wts.	United States	3,876	969
[a]Pioneer Merger Corp., A	United States	2,043	19,950
[a]Pioneer Merger Corp., A, 12/31/27, wts.	United States	16,710	6,905
[a]Poema Global Holdings Corp., 12/31/27, wts.	United States	4,433	5,586
[a]Poema Global Holdings Corp., A	United States	8,866	87,951
[a]Pontem Corp., 12/31/27, wts.	United States	5,482	1,919
[a]Pontem Corp., A	United States	16,446	160,349
[a]Population Health Investment Co. Inc., A	United States	1,144	11,211
[a,b]Post Holdings Partnering Corp., A	United States	12,717	122,846
[a]Post Holdings Partnering Corp., A, 2/9/23, wts.	United States	12,973	7,200
[a,c]Power & Digital Infrastructure Acquisition II Corp.	United States	27,088	270,609
[a]Powered Brands, A	United States	3,648	35,623
[a]Primavera Capital Acquisition Corp., 1/19/26, wts.	Hong Kong	1,524	542
[a]Primavera Capital Acquisition Corp., A	Hong Kong	3,048	29,718
[a]PWP Forward Acquisition Corp. I, A	United States	6,157	59,815
[a]PWP Forward Acquisition Corp. I, A, 3/9/26, wts.	United States	2,959	1,139

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]RCF Acquisition Corp.	United States	12,616	$124,457
[a]RCF Acquisition Corp., 4/25/23, wts.	United States	6,308	3,311
[a]RedBall Acquisition Corp.	United States	8,172	81,066
[a]Rice Acquisition Corp. II, A	United States	13,176	129,257
[a]Rice Acquisition Corp. II, A, 3/12/26, wts.	United States	3,294	2,491
[a]Rigel Resource Acquisition Corp., A	United States	8,142	80,321
[a]Rigel Resource Acquisition Corp., A, 4/19/23, wts.	United States	4,071	1,791
[a]RMG Acquisition Corp. III, A	United States	24,341	237,683
[a]RMG Acquisition Corp. III, A, 12/31/27, wts.	United States	4,311	2,156
[a]Rosecliff Acquisition Corp. I, A	United States	59,628	583,758
[a,b]Rosecliff Acquisition Corp. I, A, 12/31/27, wts.	United States	19,875	5,849
[a,b]RXR Acquisition Corp., A	United States	9,640	93,604
[a,b]RXR Acquisition Corp., A, 3/8/26, wts.	United States	1,928	1,055
[a]Sarissa Capital Acquisition Corp., A	United States	13,243	130,046
[a]Science Strategic Acquisition Corp. Alpha, A	United States	5,442	53,059
[a]Science Strategic Acquisition Corp. Alpha, A, 12/31/27, wts.	United States	1,814	789
[a]ScION Tech Growth I, A	United Kingdom	3,306	32,333
[a]ScION Tech Growth I, A, 11/1/25, wts.	United Kingdom	1,102	441
[a]ScION Tech Growth II, A	United Kingdom	2,073	20,191
[a]ScION Tech Growth II, A, 1/28/26, wts.	United Kingdom	691	304
[a]SCP & Co. Healthcare Acquisition Co., A, 1/27/28, wts.	United States	5,434	980
[a]Screaming Eagle Acquisition Corp.	United States	96,744	955,831
[a]Sculptor Acquisition Corp. I	United States	14,029	140,921
[a]Silver Crest Acquisition Corp., A	United States	2,931	28,665
[a,b]Simon Property Group Acquisition Holdings Inc., A	United States	31,634	307,799
[a,b]Simon Property Group Acquisition Holdings Inc., A, 2/4/26, wts.	United States	6,326	3,274
[a]Slam Corp., A	United States	5,816	56,532
[a]Slam Corp., A, 12/31/27, wts.	United States	7,928	3,400
[a]Social Capital Hedosophia Holdings Corp., A	United States	17,956	179,201
[a,c]Social Capital Hedosophia Holdings Corp. VI, A	United States	39,558	405,865
[a]Social Capital Suvretta Holdings Corp. I, A	United States	6,651	65,512
[a]Social Capital Suvretta Holdings Corp. II, A	United States	14,142	136,470
[a,c]Social Capital Suvretta Holdings Corp. III, A	United States	27,104	267,788
[a]Social Capital Suvretta Holdings Corp. IV, A	United States	27,104	262,638
[a,b]Social Leverage Acquisition Corp. I, A	United States	17,336	170,221
[a]Southport Acquisition Corp.	United States	9,892	97,337
[a]Southport Acquisition Corp., 5/24/23, wts.	United States	4,946	1,682
[a,b]Spartan Acquisition Corp. III, A	United States	11,302	112,568
[a]Spartan Acquisition Corp. III, A, 2/4/26, wts.	United States	13,124	12,600
[a]Spindletop Health Acquisition Corp., A	United States	11,406	113,319
[a]Spindletop Health Acquisition Corp., A, 12/31/28, wts.	United States	5,703	1,882
[a]Spree Acquisition Corp. 1 Ltd.	Israel	6,138	60,766
[a]Spree Acquisition Corp. 1 Ltd., 12/22/28, wts.	Israel	3,069	614
[a]StoneBridge Acquisition Corp.	United States	3,244	32,245
[a]StoneBridge Acquisition Corp., 2/26/23, wts.	United States	1,622	487
[a]Supernova Partners Acquisition Co. III Ltd., A	United States	8,623	83,902
[a]Supernova Partners Acquisition Co. III Ltd., A, 3/31/27, wts.	United States	6,587	2,964
[a]Sustainable Development Acquisition I Corp.	United States	8,363	83,546
[a]SVF Investment Corp., A	United States	16,643	162,602
[a]SVF Investment Corp. 2, A	United States	10,063	98,014
[a]SVF Investment Corp. 3, A	United States	40,808	402,775
[a]Target Global Acquisition I Corp., A	Israel	10,548	103,792
[a]Target Global Acquisition I Corp., A, 12/8/26, wts.	Israel	3,516	1,407
[a]TB SA Acquisition Corp.	Cayman Islands	22,005	216,529
[a]TCV Acquisition Corp., A	United States	1,698	16,505
[a]TCW Special Purpose Acquisition Corp., A	United States	6,265	60,833

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]TCW Special Purpose Acquisition Corp., A, 12/31/28, wts.	United States	2,088	$627
[a]Tech And Energy Transition Corp., A	United States	8,501	82,630
[a]Tekkorp Digital Acquisition Corp., 10/26/27, wts.	United States	1,328	446
[a,b]Thunder Bridge Capital Partners IV Inc., A	United States	12,385	119,515
[a,b]Thunder Bridge Capital Partners IV Inc., A, 3/12/23, wts.	United States	2,477	1,238
[a]Tishman Speyer Innovation Corp. II, A	United States	2,043	19,899
[a]Tishman Speyer Innovation Corp. II, A, 2/11/26, wts.	United States	306	141
[a]TLG Acquisition One Corp., A	United States	9,876	96,242
[a]TLG Acquisition One Corp., A, 1/25/28, wts.	United States	3,292	1,184
[a]TPG Pace Beneficial II Corp., A	United States	17,023	165,804
[a,b]Twelve Seas Investment Co. II, A	United States	15,317	149,187
[a]Twelve Seas Investment Co. II, A, 3/2/28, wts.	United States	1,629	476
[a]Twin Ridge Capital Acquisition Corp., A	United States	7,511	72,969
[a]two, A	United States	9,851	95,653
[a]USHG Acquisition Corp., A	United States	28,448	292,730
[a]USHG Acquisition Corp., A, 12/31/28, wts.	United States	12,571	12,699
[a]Vahanna Tech Edge Acquisition I Corp.	United States	7,916	79,318
[a]Valor Latitude Acquisition Corp., A	United States	16,723	163,674
[a]Valor Latitude Acquisition Corp., A, 12/31/28, wts.	United States	3,361	2,226
[a]Vector Acquisition Corp. II, A	United States	8,707	84,806
[a]Velocity Acquisition Corp., A	United States	6,445	62,678
[a]Virgin Group Acquisition Corp. II	United States	10,835	107,808
[a]Virgin Group Acquisition Corp. II, A, 3/13/26, wts.	United States	9,762	4,686
[a]Viveon Health Acquisition Corp.	United States	22,809	3,451
[a]VMG Consumer Acquisition Corp., A	United States	2,210	21,768
[a]VMG Consumer Acquisition Corp., A, 7/3/23, wts.	United States	1,105	494
[a]VPC Impact Acquisition Holdings II Inc., A	United States	6,544	63,608
[a]Vy Global Growth, A	Cayman Islands	13,775	135,408
[a]Waldencast Acquisition Corp., A	United States	279	2,757
[a]Warburg Pincus Capital Corp. I-A, 12/31/27, wts.	Cayman Islands	249	184
[a]Warburg Pincus Capital Corp. I-B, 2/17/22, wts.	Cayman Islands	3,090	1,947
[a]Zimmer Energy Transition Acquisition Corp., A	United States	7,144	69,297
[a]Zimmer Energy Transition Acquisition Corp., A, 5/14/23, wts.	United States	2,381	1,422

			32,417,461

Diversified Telecommunication Services 0.0%†
BT Group PLC, A	United Kingdom	1,079	2,692
Telecom Italia SpA, RSP	Italy	501,451	208,237
Verizon Communications Inc.	United States	962	51,631

			262,560

Electric Utilities 2.2%
Constellation Energy Corp.	United States	98,597	4,533,490
Duke Energy Corp.	United States	2,117	212,568
[a]Energy Harbor Corp.	United States	84,890	4,248,744
[b]Exelon Corp.	United States	174,403	7,422,592
[b]FirstEnergy Corp.	United States	40,157	1,680,570
[b]NextEra Energy Inc.	United States	68,401	5,353,746
[a,b]PG&E Corp.	United States	509,307	5,790,821

			29,242,531

Electrical Equipment 0.9%
[a]Array Technologies Inc.	United States	276,384	3,106,556
[b]Emerson Electric Co.	United States	32,878	3,055,024
[a]Energy Vault Holdings Inc., A, 12/31/27, wts.	United States	5,186	7,727
[a,b]Enovix Corp.	United States	129,899	2,164,117
[a]Fluence Energy Inc., A	United States	72,388	979,410
[a]Heliogen Inc., 3/31/28, wts.	United States	1,473	1,959

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Electrical Equipment (continued)
[a]SES Ai Corp., A, 12/31/27, wts.	Singapore	7,866	$7,040
[a]Shoals Technologies Group Inc., A	United States	48,817	771,797
[a]Stem Inc.	United States	4,021	38,280
Vestas Wind Systems A/S	Denmark	60,658	1,956,020

			12,087,930

Electronic Equipment, Instruments & Components 0.2%
[a]Coherent Inc.	United States	5,697	1,505,831
[a]Hollysys Automation Technologies Ltd.	China	70,884	998,047

			2,503,878

Entertainment 0.4%
[d]Activision Blizzard Inc.	United States	11,523	939,124
Electronic Arts Inc.	United States	1,819	236,633
[a]Roku Inc., A	United States	4,975	694,162
[a]SciPlay Corp., A	United States	80,943	1,055,497
[a]The Walt Disney Co.	United States	5,013	744,230
[a]Zynga Inc., A	United States	173,135	1,572,066

			5,241,712

Equity Real Estate Investment Trusts (REITs) 0.3%
American Tower Corp.	United States	173	39,249
[a]Braemar Hotels & Resorts Inc.	United States	47	280
Crown Castle International Corp.	United States	291	48,478
Cyrusone Inc.	United States	25,767	2,328,049
Gaming and Leisure Properties Inc.	United States	1,084	49,224
[d]Safehold Inc.	United States	2,050	125,788
Simon Property Group Inc.	United States	329	45,257
[b]VICI Properties Inc.	United States	31,567	882,613

			3,518,938

Food & Staples Retailing 0.5%
[b]Costco Wholesale Corp.	United States	13,367	6,940,815
Walmart Inc.	United States	1,099	148,541

			7,089,356

Food Products 0.4%
[d]Archer-Daniels-Midland Co.	United States	217	17,024
[a]Benson Hill Inc., 12/24/25, wts.	United States	15,275	6,874
Nestle SA	Switzerland	36,068	4,699,507
[d]Tyson Foods Inc., A	United States	513	47,534

			4,770,939

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	Hong Kong	611,396	924,582

Health Care Equipment & Supplies 1.0%
Abbott Laboratories	United States	13,970	1,685,061
[a]Align Technology Inc.	United States	1,444	738,548
[a]Alphatec Holdings Inc.	United States	123	1,355
[a]Axonics Inc.	United States	9,832	558,064
[a]Biolife Solutions Inc.	United States	8,402	197,447
CONMED Corp.	United States	4,510	659,182
[a]Cryoport Inc.	United States	5,676	194,857
[a,b]DexCom Inc.	United States	3,453	1,429,231
[a]Envista Holdings Corp., W	United States	17,029	817,392
[a]Hologic Inc.	United States	10,375	738,389
[a,c]Inari Medical Inc.	United States	3,920	344,882
[a]Intuitive Surgical Inc.	United States	4,357	1,264,968
[a]LivaNova PLC	United States	7,807	615,348
[a]NuVasive Inc.	United States	8,322	450,387

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Health Care Equipment & Supplies (continued)
[a]Outset Medical Inc.	United States	10,176	$447,439
[a,b]Shockwave Medical Inc.	United States	8,154	1,445,133
[b]Stryker Corp.	United States	4,763	1,254,336
[a]Tandem Diabetes Care Inc.	United States	4,355	490,504

			13,332,523

Health Care Providers & Services 1.0%
[a]Centene Corp.	United States	26,239	2,167,866
[d]CVS Health Corp.	United States	19,526	2,023,870
Humana Inc.	United States	5,269	2,288,432
[a]R1 RCM Inc.	United States	11,823	321,468
UnitedHealth Group Inc.	United States	14,321	6,814,934

			13,616,570

Health Care Technology 0.3%
[a]Bilibili Inc., Z	China	246	7,685
Cerner Corp.	United States	43,083	4,017,490
[a]Inspire Medical Systems Inc.	United States	1,154	281,645
[a]Pear Therapeutics Inc., 12/1/26, wts.	United States	18,516	14,155
[a]Phreesia Inc.	United States	12,639	389,155

			4,710,130

Hotels, Restaurants & Leisure 0.6%
[a]Airbnb Inc., A	United States	13,670	2,070,868
[a,e]Aspire Global PLC, 144A	Malta	100,314	1,154,355
[a]Booking Holdings Inc.	United States	50	108,613
[a]Bowlero Corp.	United States	1,726	17,277
[a,c]Carnival Corp.	United States	1,409	28,645
[a]Chipotle Mexican Grill Inc., A	United States	557	848,506
[a]Crown Resorts Ltd.	Australia	262,028	2,368,156
Domino’s Pizza Inc.	United States	2,220	959,506
[a]Entain PLC	United Kingdom	12,720	285,977
[a]HomeToGo SE, 12/31/25, wts.	Luxembourg	716	401
McDonald’s Corp.	United States	559	136,826
[a]Norwegian Cruise Line Holdings Ltd.	United States	1,314	25,610
[a]Royal Caribbean Cruises Ltd.	United States	896	72,325
[a]Sonder Holdings Inc., 1/31/28, wts.	United States	3,948	3,988
Starbucks Corp.	United States	1,067	97,940
[a]Trip.Com Group Ltd.	China	574	15,078
[a]Wynn Resorts Ltd.	United States	604	52,258
Yum China Holdings Inc.	China	306	15,918

			8,262,247

Household Durables 0.2%
[a]Skyline Champion Corp.	United States	33,411	2,246,556

Household Products 0.0%†
[d]The Procter & Gamble Co.	United States	1,700	265,013

Independent Power & Renewable Electricity Producers 1.2%
[b]The AES Corp.	United States	426,779	9,060,518
Clearway Energy Inc., A	United States	1,414	43,254
[b]Clearway Energy Inc., C	United States	36,577	1,221,672
NextEra Energy Partners LP	United States	41,328	3,223,997
[a]Sunnova Energy International Inc.	United States	38,804	781,901
[b]Vistra Corp.	United States	88,138	2,011,309

			16,342,651

Industrial Conglomerates 0.1%
Smiths Group PLC	United Kingdom	17,888	364,926

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Industrial Conglomerates (continued)
Toshiba Corp.	Japan	9,747	$388,611

			753,537

Insurance 0.1%
Fidelity National Financial Inc.	United States	977	46,544
Old Republic International Corp.	United States	1,894	49,907
Ping An Insurance Group Co. of China Ltd., H	China	11,900	92,268
[a,c]Trupanion Inc.	United States	14,087	1,262,618
[a]Willis Towers Watson PLC	United States	1,939	431,040

			1,882,377

Interactive Media & Services 1.4%
[a,b]Alphabet Inc., A	United States	3,623	9,786,231
[a]Alphabet Inc., C	United States	587	1,583,620
[a,c]fuboTV Inc.	United States	4,900	41,895
[a,e]Kuaishou Technology, B, 144A	China	1,600	18,516
[a]Match Group Inc.	United States	2,424	270,252
[a,b]Meta Platforms Inc., A	United States	18,781	3,963,355
[a]System1 Inc., 12/31/25, wts.	United States	21,418	30,413
Tencent Holdings Ltd.	China	56,672	3,058,096
[a]Wejo Group Ltd., 11/18/26, wts.	United States	11,187	6,376

			18,758,754

Internet & Direct Marketing Retail 0.8%
[a,b]Alibaba Group Holding Ltd., ADR	China	23,106	2,353,678
[a]Amazon.com Inc.	United States	1,626	4,993,869
[a]Cazoo Group Ltd., 8/26/26, wts.	Cayman Islands	19,178	10,807
[a,e]Deliveroo PLC, A, 144A	United Kingdom	144,586	246,771
[b]eBay Inc.	United States	38,325	2,092,162
[a]Etsy Inc.	United States	2,562	396,828
[a]JD.Com Inc., A	China	3,156	112,730
[a,e]Meituan, B, 144A	China	500	11,108
[a]MercadoLibre Inc.	Argentina	107	120,552
[a]Pinduoduo Inc., ADR	China	191	9,905
[a]THG PLC, B	United Kingdom	217,628	311,728

			10,660,138

IT Services 1.9%
Accenture PLC, A	United States	137	43,295
Automatic Data Processing Inc.	United States	154	31,484
[a]Core Scientific Inc., 2/12/28, wts.	United States	1,383	3,637
[a]FleetCor Technologies Inc.	United States	6,459	1,512,698
Genpact Ltd.	United States	35,864	1,500,550
Global Payments Inc.	United States	29,042	3,873,622
Link Administration Holdings Ltd.	Australia	702,886	2,707,682
[d]MasterCard Inc., A	United States	18,858	6,804,343
[a]MoneyGram International Inc.	United States	25,038	268,908
[a,c]MongoDB Inc., A	United States	5,329	2,035,625
[a,e]Nuvei Corp., 144A	Canada	23,571	1,279,670
[a,b]PayPal Holdings Inc.	United States	16,147	1,807,334
[a]Shopify Inc., A	Canada	2,224	1,544,034
[a]Twilio Inc., A	United States	13,740	2,401,752
[c,d]Visa Inc., A	United States	967	208,988

			26,023,622

Leisure Products 0.2%
[a]Accell Group NV	Netherlands	7,181	463,440
[a,b,d]Callaway Golf Co.	United States	55,500	1,373,070
[a]Peloton Interactive Inc., A	United States	8,000	232,480

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Leisure Products (continued)
[a]Tonies SE, A, 4/30/26, wts.	Germany	41,605	$60,644

			2,129,634

Life Sciences Tools & Services 1.7%
[a,b]BIO-RAD Laboratories Inc., A	United States	814	509,532
Danaher Corp., W	United States	24,559	6,739,235
Eurofins Scientific SE	Luxembourg	28,085	2,850,007
Gerresheimer AG	Germany	9,835	707,093
[a]IQVIA Holdings Inc.	United States	1,603	368,882
[a]Mettler-Toledo International Inc.	United States	5,046	7,108,502
[a,e]Polypeptide Group AG, 144A	United States	2,417	214,623
[a]QIAGEN NV	United States	4,939	245,419
[a]Repligen Corp.	United States	1,715	337,341
Thermo Fisher Scientific Inc.	United States	6,941	3,775,904
[a,e]Wuxi Biologics Cayman Inc., 144A	China	1,000	8,271

			22,864,809

Machinery 0.3%
[a]Berkshire Grey Inc., 7/21/26, wts.	United States	23,782	10,402
Caterpillar Inc.	United States	241	45,207
[a]CNH Industrial NV	United Kingdom	23,561	337,629
Deere & Co.	United States	6,731	2,423,295
[a]Fast Radius Inc., 2/11/28, wts.	United States	2,678	532
[a]Iveco Group NV	Italy	4,712	39,334
[a,c,d]Nikola Corp.	United States	6,863	54,218
[d]SPX FLOW Inc.	United States	12,916	1,109,355
[a]Velo3d Inc., 12/1/25, wts.	United States	14,863	27,199

			4,047,171

Media 0.5%
[a,b]Altice USA Inc., A	United States	38,956	450,331
[a,c]Cardlytics Inc.	United States	14,308	829,864
Comcast Corp., A	United States	1,019	47,648
[a]Innovid Corp., A, 12/31/27, wts.	Israel	69	31
[d]The Interpublic Group of Cos. Inc.	United States	1,348	49,606
[a]ITV PLC	United Kingdom	293,248	432,057
Nexstar Media Group Inc., A	United States	108	19,985
Omnicom Group Inc.	United States	563	47,230
Shaw Communications Inc., B	Canada	142,899	4,285,279
Stroeer SE & Co. KGaA	Germany	1,613	121,673
[a]Techtarget Inc.	United States	5,441	426,466
Tegna Inc.	United States	10,249	234,907

			6,945,077

Metals & Mining 0.1%
[a]Hitachi Metals Ltd.	Japan	49,017	873,753
[d]Nucor Corp.	United States	453	59,624
[a]Western Areas Ltd.	Australia	376,197	940,100

			1,873,477

Multiline Retail 0.1%
[b,d]Kohl’s Corp.	United States	15,885	883,524

Oil, Gas & Consumable Fuels 0.8%
[a]Battalion Oil Corp.	United States	3,790	70,494
California Resources Corp.	United States	5,609	231,259
Chesapeake Energy Corp.	United States	30,507	2,356,666
[d]Chevron Corp.	United States	425	61,200
China Petroleum & Chemical Corp., H	China	1,007,805	501,370
[d]ConocoPhillips	United States	683	64,789

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Oil, Gas & Consumable Fuels (continued)
[d]EOG Resources Inc.	United States	424	$48,726
[d]Exxon Mobil Corp.	United States	612	47,993
Gazprom PJSC, ADR	Russia	307,580	944,271
PetroChina Co. Ltd., H	China	1,051,643	563,287
[a]Renewable Energy Group Inc.	United States	5,368	330,132
Senex Energy Ltd.	Australia	939,813	3,136,302
[d]Valero Energy Corp.	United States	179	14,948
Z Energy Ltd.	New Zealand	834,502	2,055,232

			10,426,669

Personal Products 0.4%
The Estee Lauder Cos. Inc., A	United States	406	120,310
L’Oreal SA	France	5,138	2,031,177
[a]Unilever PLC	United Kingdom	69,340	3,479,104

			5,630,591

Pharmaceuticals 1.4%
[a]Arvinas Inc.	United States	4,364	282,831
AstraZeneca PLC, ADR	United Kingdom	16,278	991,005
[d]Bristol-Myers Squibb Co.	United States	35,472	2,435,863
[a]Catalent Inc.	United States	2,400	244,896
Eli Lilly & Co., W	United States	4,137	1,034,043
Hikma Pharmaceuticals PLC	Jordan	19,075	531,047
Johnson & Johnson	United States	1,468	241,589
Merck & Co. Inc.	United States	659	50,466
[b]Novo Nordisk AS, ADR	Denmark	14,878	1,531,690
Pfizer Inc.	United States	5,342	250,753
[a,c]Revance Therapeutics Inc.	United States	20,944	284,210
Roche Holding AG	Switzerland	13,876	5,255,308
Vifor Pharma AG	Switzerland	28,242	4,957,302
Zoetis Inc., A	United States	4,825	934,361

			19,025,364

Professional Services 0.5%
[a]51job Inc., ADR	China	12,414	643,045
[a]Clarivate PLC	United States	92	1,378
[a,e]Intertrust NV, 144A	Netherlands	241,234	5,251,135
SGS SA	Switzerland	208	595,161

			6,490,719

Real Estate Management & Development 0.0%†
Immofinanz AG	Austria	17,915	461,604
[a]Wework Inc., A	United States	1,902	12,173

			473,777

Road & Rail 1.7%
Canadian Pacific Railway Ltd.	Canada	115,217	8,097,451
CSX Corp.	United States	70,708	2,397,708
[a,b,c,d]Hertz Global Holdings Inc.	United States	93,646	1,902,887
Norfolk Southern Corp.	United States	174	44,635
[a]Uber Technologies Inc.	United States	64,398	2,320,260
[b,d]Union Pacific Corp.	United States	29,895	7,352,675
[a]XPO Logistics Inc.	United States	17,334	1,259,835

			23,375,451

Semiconductors & Semiconductor Equipment 1.4%
[a]Advanced Micro Devices Inc.	United States	22,287	2,748,878
Applied Materials Inc.	United States	1,087	145,875
ASML Holding NV, G	Netherlands	2,972	1,980,868
Azenta Inc.	United States	3,070	268,686

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom Inc.	United States	79	$46,408
[a]Enphase Energy Inc.	United States	8,462	1,410,615
[d]KLA Corp.	United States	4,450	1,550,826
LAM Research Corp.	United States	73	40,979
Marvell Technology Inc.	United States	52,201	3,566,894
Microchip Technology Inc.	United States	582	40,932
Micron Technology Inc.	United States	36,845	3,274,047
Monolithic Power Systems Inc.	United States	102	46,787
NVIDIA Corp.	United States	10,785	2,629,922
NXP Semiconductors NV	China	223	42,397
[d]QUALCOMM Inc.	United States	1,135	195,209
[a]SolarEdge Technologies Inc.	United States	3,355	1,071,654
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	160	17,122
Texas Instruments Inc.	United States	278	47,257

			19,125,356

Software 4.4%
[a]Adobe Inc.	United States	2,849	1,332,420
[a]Atlassian Corp. PLC, A	United States	5,165	1,579,044
[a]Autodesk Inc.	United States	272	59,903
[a]Avalara Inc.	United States	17,428	1,810,944
[a]Bottomline Technologies de Inc.	United States	126	7,137
[a,b,d]Box Inc., A	United States	26,690	683,531
[a]Ceridian HCM Holding Inc.	United States	30,558	2,227,984
[a]Dave Inc., 9/3/26, wts.	United States	1,608	965
[a]Dynatrace Inc.	United States	82,319	3,656,610
[a]Embark Technology Inc., 12/31/27, wts.	United States	871	653
[a]Five9 Inc.	United States	40,080	4,408,800
[a]HubSpot Inc.	United States	6,034	3,167,850
[b]Intuit Inc.	United States	8,782	4,165,917
[a]IronSource Ltd.	Israel	23,163	137,820
[a]Lightspeed Commerce Inc.	Canada	58,628	1,540,158
[a]Livevox Holdings Inc., 6/18/26, wts.	United States	23,891	15,565
[a]Marathon Digital Holdings Inc.	United States	17,703	448,771
[b]McAfee Corp., A	United States	1,697	44,105
[b]Microsoft Corp.	United States	25,629	7,657,689
[a,d]Mimecast Ltd.	United States	21,854	1,738,049
[a,b]Nuance Communications Inc.	United States	163,314	9,067,193
Oracle Corp.	United States	628	47,709
[a]Palo Alto Networks Inc.	United States	5,084	3,021,167
[a]Salesforce.com Inc.	United States	5,265	1,108,440
SAP SE	Germany	65,387	7,375,919
[a]ServiceNow Inc.	United States	2,607	1,511,851
[a,b]Vonage Holdings Corp.	United States	106,034	2,154,610
[a]Zendesk Inc.	United States	2,750	320,843

			59,291,647

Specialty Retail 1.4%
[b,d]Bath & Body Works Inc.	United States	23,341	1,245,709
[a]Five Below Inc.	United States	7,034	1,150,833
[a]Floor & Decor Holdings Inc., A	United States	26,662	2,549,420
[a]Frasers Group PLC	United Kingdom	180,900	1,529,803
The Home Depot Inc.	United States	20,179	6,373,134
Lowe’s Cos. Inc.	United States	197	43,549
Ross Stores Inc.	United States	519	47,431
The TJX Cos. Inc.	United States	679	44,882
Tractor Supply Co.	United States	14,204	2,894,633
[a,b,c]Victoria’s Secret & Co.	United States	4,870	261,178

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Specialty Retail (continued)
[a,e]Watches of Switzerland Group PLC, 144A	United Kingdom	181,329	$2,905,091

			19,045,663

Technology Hardware, Storage & Peripherals 0.0%†
[d]Apple Inc.	United States	1,414	233,480
[a,e]Xiaomi Corp., B, 144A	China	6,400	12,046

			245,526

Textiles, Apparel & Luxury Goods 0.7%
Adidas AG	Germany	15,140	3,579,732
[a]Capri Holdings Ltd.	United States	46,992	3,183,238
[a]Ermenegildo Zegna Holditalia SpA, 10/30/27, wts.	Italy	2,150	4,451
Hermes International	France	588	810,874
LVMH Moet Hennessy Louis Vuitton SE	France	174	127,874
Nike Inc., B	United States	1,157	157,988
[a,e]Samsonite International SA, 144A	United States	35,674	79,877
[b]Tapestry Inc.	United States	43,737	1,788,843

			9,732,877

Trading Companies & Distributors 0.5%
Brenntag SE	Germany	42,109	3,530,105
Herc Holdings Inc.	United States	20,828	3,314,151
IMCD Group NV	Netherlands	2,995	486,512

			7,330,768

Transportation Infrastructure 0.5%
[a]Atlantia SpA	Italy	85,909	1,580,320
[a]Sydney Airport	Australia	845,054	5,370,426

			6,950,746

Water Utilities 0.3%
[b]Essential Utilities Inc.	United States	43,089	2,029,923
Guangdong Investment Ltd.	China	1,272,652	1,712,602

			3,742,525

Wireless Telecommunication Services 0.1%
[a]T-Mobile USA Inc.	United States	5,665	697,985
Vodafone Group PLC, ADR	United Kingdom	69,788	1,235,247

			1,933,232

Total Common Stocks and Other Equity Interests (Cost $465,144,742)			554,456,313

Convertible Preferred Stocks 0.1%
Banks 0.1%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	206	271,418
Wells Fargo & Co., 7.50%, cvt. pfd., L	United States	268	362,368

			633,786

Diversified Telecommunication Services 0.0%†
[e]2020 Cash Mandatory Exchangeable Trust, 5.25%, cvt. pfd., 144A	United States	250	271,000

Gas Utilities 0.0%†
El Paso Energy Capital Trust I, 4.75%, cvt. pfd.	United States	114	5,626

Total Convertible Preferred Stocks (Cost $973,388)			910,412

Preferred Stocks 0.0%†
Communications Equipment 0.0%†
[a]Riverbed Technology Inc., pfd., A	United States	3,699	49,012

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares		Value

Preferred Stocks (continued)
Diversified Financial Services 0.0%†
[a]2MX Organic SA, pfd.	France	3,964		$43,469

Professional Services 0.0%†
Clarivate PLC, 5.25%, pfd.	United Kingdom	2,289		140,224

Thrifts & Mortgage Finance 0.0%†
FHLMC, pfd.,
O, 5.81%	United States	17,150		64,141
Z, 8.375%	United States	8,177		19,543
FNMA, pfd.,
[a]O	United States	16,250		73,125
S, 8.25%	United States	15,150		40,147

				196,956

Total Preferred Stocks (Cost $614,626)				429,661

		Principal Amount*

Convertible Bonds 15.1%
Aerospace & Defense 0.3%
Kaman Corp., senior note, 3.25%, 5/01/24	United States	1,607,000		1,683,332
[b,c]Parsons Corp., senior note, 0.25%, 8/15/25	United States	1,267,000		1,275,616
[e]Virgin Galactic Holdings Inc., senior note, 144A, 2.50%, 2/01/27	United States	487,000		468,738

				3,427,686

Air Freight & Logistics 0.2%
Air Transport Services Group Inc., senior note, 1.125%, 10/15/24	United States	906,000		1,036,393
Atlas Air Worldwide Holdings Inc., senior note, 2.25%, 6/01/22	United States	1,915,000		2,065,136

				3,101,529

Airlines 0.3%
[e]Air France-KLM, senior note, Reg S, 0.125%, 3/25/26	France	32,034	EUR	590,243
[e] Cathay Pacific Finance III Ltd., senior note, Reg S, 2.75%, 2/05/26	Hong Kong	10,000,000	HKD	1,236,787
[e]GOL Equity Finance SA, senior note, 144A, 3.75%, 7/15/24	Brazil	1,269,000		1,095,147
[e]Jetblue Airways Corp., senior note, 144A, 0.50%, 4/01/26	United States	357,000		344,505
Southwest Airlines Co., senior note, 1.25%, 5/01/25	United States	380,000		509,295
Spirit Airlines Inc., senior note, 1.00%, 5/15/26	United States	189,000		175,959

				3,951,936

Auto Components 0.1%
[e]Luminar Technologies Inc., senior note, 144A, 1.25%, 12/15/26	United States	766,000		734,403
[c]Patrick Industries Inc., senior note, 1.00%, 2/01/23	United States	897,000		957,099

				1,691,502

Automobiles 0.5%
[e]Fisker Inc., senior note, 144A, 2.50%, 9/15/26	United States	1,626,000		1,363,329
[e]Li Auto Inc., senior note, 144A, 0.25%, 5/01/28	China	1,049,000		1,364,749
[e]Lucid Group Inc., senior note, 144A, 1.25%, 12/15/26	United States	2,826,000		2,272,104
NFI Group Inc., 5.00%, 1/15/27	Canada	558,000	CAD	439,708
NIO Inc., senior note, zero cpn., 2/01/26	China	1,799,000		1,548,690

				6,988,580

Banks 0.3%
[b]Hope Bancorp Inc., senior bond, 2.00%, 5/15/38	United States	2,536,000		2,532,957
[e]JPMorgan Chase Bank NA, senior note,
144A, 0.125%, 1/01/23	United States	326,000		322,740
Reg S, zero cpn., 12/28/23	United States	1,200,000		1,185,600

				4,041,297

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Biotechnology 1.0%
[e]Avid SPV LLC, senior note, 144A, 1.25%, 3/15/26	United States	953,000		$1,176,896
[c]BioMarin Pharmaceutical Inc., senior sub. note, 1.25%, 5/15/27	United States	896,000		918,656
Coherus Biosciences Inc., senior sub. note, 1.50%, 4/15/26	United States	1,300,000		1,252,550
[e]Dynavax Technologies Corp., senior note, 144A, 2.50%, 5/15/26	United States	1,524,000		2,255,487
[e]Global Blood Therapeutics Inc., senior note, 144A, 1.875%, 12/15/28	United States	98,000		118,825
Gossamer Bio Inc., senior note, 5.00%, 6/01/27	United States	832,000		702,208
Insmed Inc., senior note, 0.75%, 6/01/28	United States	1,400,000		1,374,800
[e] Intercept Pharmaceuticals Inc., senior secured note, 144A, 3.50%, 2/15/26	United States	1,371,000		1,384,022
[e]Ionis Pharmaceuticals Inc., senior note, 144A, zero cpn., 4/01/26	United States	1,649,000		1,488,388
Karyopharm Therapeutics Inc., senior note, 3.00%, 10/15/25	United States	1,044,000		996,498
[e]Mannkind Corp., senior note, 144A, 2.50%, 3/01/26	United States	1,357,000		1,182,253
[e]Pharming Group NV, senior note, Reg S, 3.00%, 1/21/25	Netherlands	700,000	EUR	696,335

				13,546,918

Capital Markets 0.1%
[e]SGX Treasury I Pte Ltd., senior note, Reg S, zero cpn., 3/01/24	Singapore	1,200,000	EUR	1,373,268

Chemicals 0.1%
[e]Amyris Inc., senior note, 144A, 1.50%, 11/15/26	United States	1,818,000		1,336,230
[e]Danimer Scientific Inc., senior note, 144A, 3.25%, 12/15/26	United States	594,000		440,748

				1,776,978

Consumer Finance 0.8%
Encore Capital Group Inc., senior note, 3.25%, 3/15/22	United States	2,309,000		3,403,466
EZCORP Inc., senior note, 2.875%, 7/01/24	United States	1,003,000		975,417
PRA Group Inc., senior note, 3.50%, 6/01/23	United States	2,134,000		2,374,075
[e]SoFi Technologies Inc., senior note, 144A, zero cpn., 10/15/26	United States	1,321,000		1,188,966
[e]Upstart Holdings Inc., senior note, 144A, 0.25%, 8/15/26	United States	2,174,000		2,129,216
[e]Zip Co. Ltd., senior note, Reg S, zero cpn., 4/23/28	Australia	800,000	AUD	374,952

				10,446,092

Diversified Consumer Services 0.2%
Chegg Inc., senior note,
0.125%, 3/15/25	United States	237,000		230,483
zero cpn., 9/01/26	United States	2,213,000		1,814,660
Stride Inc., senior note, 1.125%, 9/01/27	United States	814,000		797,720

				2,842,863

Diversified Financial Services 0.1%
Lendingtree Inc., senior note, 0.50%, 7/15/25	United States	1,509,000		1,256,243

Diversified Telecommunication Services 0.1%
[e]Bandwidth Inc., A, senior note, 144A, 0.50%, 4/01/28	United States	1,226,000		797,513
[e]Radius Global Infrastructure Inc., senior note, 144A, 2.50%, 9/15/26	United States	1,250,000		1,133,594

				1,931,107

Electrical Equipment 0.1%
[e]Array Technologies Inc., senior note, 144A, 1.00%, 12/01/28	United States	897,000		691,138

Electronic Equipment, Instruments & Components 0.3%
OSI Systems Inc., senior note, 1.25%, 9/01/22	United States	1,614,000		1,604,316
PAR Technology Corp., senior note, 1.50%, 10/15/27	United States	906,000		807,699
Vishay Intertechnology Inc., senior note, 2.25%, 6/15/25	United States	1,209,000		1,213,594

				3,625,609

Energy Equipment & Services 0.1%
Helix Energy Solutions Group Inc., senior note, 6.75%, 2/15/26	United States	1,459,000		1,581,994

Entertainment 0.4%
[c]Cinemark Holdings Inc., senior note, 4.50%, 8/15/25	United States	1,233,000		1,848,729
[e]The Marcus Corp., senior note, 144A, 5.00%, 9/15/25	United States	750,000		1,395,938
[b]Sea Ltd., senior note, 0.25%, 9/15/26	Taiwan	2,817,000		2,353,885
Zynga Inc., A, senior note, zero cpn., 12/15/26	United States	290,000		295,800

				5,894,352

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Equity Real Estate Investment Trusts (REITs) 0.2%
[e]Braemar Hotels & Resorts Inc., senior note, 144A, 4.50%, 6/01/26	United States	485,000		$565,752
Pebblebrook Hotel Trust, senior note, 1.75%, 12/15/26	United States	1,372,000		1,527,722
Summit Hotel Properties Inc., senior note, 1.50%, 2/15/26	United States	1,137,000		1,197,830

				3,291,304

Food & Staples Retailing 0.2%
The Chefs’ Warehouse Inc., senior note,
1.875%, 12/01/24	United States	1,625,000		1,721,484
[e]144A, 1.875%, 12/01/24	United States	968,000		1,025,475

				2,746,959

Food Products 0.1%
[e]Beyond Meat Inc., senior note, 144A, zero cpn., 3/15/27	United States	1,014,000		648,453

Health Care Equipment & Supplies 0.6%
[e]Alphatec Holdings Inc., senior note, 144A, 0.75%, 8/01/26	United States	617,000		591,703
[e]Cutera Inc., senior note, 144A, 2.25%, 3/15/26	United States	1,007,000		1,379,429
[e]Haemonetics Corp., senior note, 144A, zero cpn., 3/01/26	United States	165,000		139,019
Mesa Laboratories Inc., senior note, 1.375%, 8/15/25	United States	595,000		648,847
NuVasive Inc., senior note,
1.00%, 6/01/23	United States	2,296,000		2,290,260
0.375%, 3/15/25	United States	726,000		684,709
[e]SmileDirectClub Inc., A, senior note, 144A, zero cpn., 2/01/26	United States	1,148,000		463,505
[e]Tandem Diabetes Care Inc., senior note, 144A, 1.50%, 5/01/25	United States	631,000		781,494
Varex Imaging Corp., senior note, 4.00%, 6/01/25	United States	1,304,000		1,760,400

				8,739,366

Health Care Providers & Services 0.2%
1life Healthcare Inc., senior note, 3.00%, 6/15/25	United States	971,000		846,227
Guardant Health Inc., senior note, zero cpn., 11/15/27	United States	795,000		668,515
PetIQ Inc., A, senior note, 4.00%, 6/01/26	United States	678,000		748,766

				2,263,508

Health Care Technology 0.1%
[e]Bilibili Inc., Z, senior note, 144A, 0.50%, 12/01/26	China	95,000		72,010
Evolent Health Inc., senior note, 3.50%, 12/01/24	United States	260,000		409,110
Livongo Health Inc., senior note, 0.875%, 6/01/25	United States	175,000		184,712
Tabula Rasa Healthcare Inc., senior sub. note, 1.75%, 2/15/26	United States	700,000		542,500
Teladoc Health Inc., senior note, 1.25%, 6/01/27	United States	595,000		525,385

				1,733,717

Hotels, Restaurants & Leisure 0.2%
[e]Airbnb Inc., senior note, 144A, zero cpn., 3/15/26	United States	918,000		864,246
[e]Draftkings Inc., A, senior note, 144A, zero cpn., 3/15/28	United States	123,000		93,296
Penn National Gaming Inc., senior note, 2.75%, 5/15/26	United States	45,000		106,897
Royal Caribbean Cruises Ltd., senior note, 2.875%, 11/15/23	United States	1,825,000		2,184,962

				3,249,401

Independent Power & Renewable Electricity Producers 0.1%
[c,e]Sunnova Energy International Inc., senior note, 144A, 0.25%, 12/01/26	United States	1,161,000		1,000,492

Interactive Media & Services 0.2%
[e]Snap Inc., A, senior note, 144A, 0.125%, 3/01/28	United States	1,711,000		1,760,619
[e]Twitter Inc., senior note, 144A, zero cpn., 3/15/26	United States	1,017,000		881,230

				2,641,849

Internet & Direct Marketing Retail 0.9%
[e]Cornwall Jersey Ltd., senior note, Reg S, 0.75%, 4/16/26	United Kingdom	200,000	GBP	223,430
[e] Delivery Hero AG, senior note, Reg S,
1.50%, 1/15/28	Saudi Arabia	1,500,000	EUR	1,286,340
A, 1.00%, 4/30/26	Saudi Arabia	1,400,000	EUR	1,256,923
B, 2.125%, 3/10/29	Saudi Arabia	500,000	EUR	415,580
[c]Fiverr International Ltd., senior note, zero cpn., 11/01/25	United States	1,812,000		1,565,568

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Internet & Direct Marketing Retail (continued)
[e]Groupon Inc., senior note, 144A, 1.125%, 3/15/26	United States	1,264,000		$1,027,000
[e] Just Eat Takeaway.Com NV, senior note, Reg S, zero cpn., 8/09/25	United Kingdom	100,000	EUR	94,924
2.25%, 1/25/24	United Kingdom	400,000	EUR	440,035
1.25%, 4/30/26	United Kingdom	1,100,000	EUR	1,052,254
0.625%, 2/09/28	United Kingdom	1,000,000	EUR	892,392
[e]Meituan, senior note, Reg S, zero cpn., 4/27/27	China	200,000		170,000
Pinduoduo Inc., senior note, zero cpn., 12/01/25	China	186,000		165,912
[e]Porch Group Inc., senior note, 144A, 0.75%, 9/15/26	United States	1,574,000		1,083,699
[e]The Realreal Inc., senior note, 144A, 1.00%, 3/01/28	United States	339,000		258,158
[c]Wayfair Inc., A, senior note, 0.625%, 10/01/25	United States	2,050,000		1,785,550
[e]Xometry Inc., A, senior note, 144A, 1.00%, 2/01/27	United States	758,000		797,795
Zillow Group Inc., senior note, 1.375%, 9/01/26	United States	25,000		37,156

				12,552,716

IT Services 0.6%
[c,e]Affirm Holdings Inc., senior note, 144A, zero cpn., 11/15/26	United States	1,818,000		1,291,689
CSG Systems International Inc., senior bond, 4.25%, 3/15/36	United States	2,191,000		2,315,579
[e]Digitalocean Holdings Inc., senior note, 144A, zero cpn., 12/01/26	United States	2,429,000		1,955,345
[e]Fastly Inc., senior note, 144A, zero cpn., 3/15/26	United States	1,854,000		1,422,018
[e]Repay Holdings Corp., A, senior note, 144A, zero cpn., 2/01/26	United States	755,000		653,830

				7,638,461

Leisure Products 0.2%
[e] NCL Corp. Ltd., senior note, 144A,
1.125%, 2/15/27	United States	2,292,000		2,070,822
2.50%, 2/15/27	United States	188,000		174,558
[e]Peloton Interactive Inc., A, senior note, 144A, zero cpn., 2/15/26	United States	717,000		616,620

				2,862,000

Life Sciences Tools & Services 0.1%
[e]Inotiv Inc., senior note, 144A, 3.25%, 10/15/27	United States	510,000		490,081
Nanostring Technologies Inc., senior note, 2.625%, 3/01/25	United States	847,000		940,170

				1,430,251

Machinery 0.1%
[e]The Greenbrier Cos. Inc., senior note, 144A, 2.875%, 4/15/28	United States	1,387,000		1,491,515

Media 1.2%
Dish Network Corp.,
senior bond, 3.375%, 8/15/26	United States	2,622,000		2,384,709
senior note, zero cpn., 12/15/25	United States	80,000		78,648
[e]Liberty Broadband Corp., senior bond, 144A,
1.25%, 9/30/50	United States	2,164,000		2,104,490
[b]2.75%, 9/30/50	United States	2,272,000		2,288,497
Liberty Interactive LLC,
senior bond, 4.00%, 11/15/29	United States	1,448,000		991,880
senior note, 3.75%, 2/15/30	United States	1,969,000		1,444,754
[e]Liberty Media Corp., senior bond, 144A,
2.125%, 3/31/48	United States	1,991,000		2,014,892
2.75%, 12/01/49	United States	1,906,000		1,958,415
[b,e]Magnite Inc., senior note, 144A, 0.25%, 3/15/26	United States	1,562,000		1,250,269
[e]Techtarget Inc., senior note, 144A, zero cpn., 12/15/26	United States	1,250,000		1,133,125

				15,649,679

Metals & Mining 0.7%
[e]Century Aluminum Co., senior note, 144A, 2.75%, 5/01/28	United States	571,000		824,809
[e]Ivanhoe Mines Ltd., senior note, 144A, 2.50%, 4/15/26	Canada	784,000		1,194,032
[e]Lithium Americas Corp., senior note, 144A, 1.75%, 1/15/27	Canada	1,262,000		1,185,018
[e]MP Materials Corp., senior note, 144A, 0.25%, 4/01/26	United States	1,388,000		1,725,284
Osisko Gold Royalties Ltd., senior note, 4.00%, 12/31/22	Canada	383,000	CAD	306,657

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Metals & Mining (continued)
U.S. Steel Corp., senior note, 5.00%, 11/01/26	United States	1,831,000		$4,005,313

				9,241,113

Mortgage Real Estate Investment Trusts (REITs) 0.9%
Apollo Commercial Real Estate Finance Inc., senior note, 4.75%, 8/23/22	United States	1,245,000		1,251,225
Arbor Realty Trust Inc., senior note, 4.75%, 11/01/22	United States	1,848,000		1,986,600
[b]KKR Real Estate Finance Trust Inc., senior note, 6.125%, 5/15/23	United States	834,000		873,118
PennyMac Corp., senior note,
5.50%, 11/01/24	United States	1,271,000		1,259,879
[e]144A, 5.50%, 3/15/26	United States	1,955,000		1,853,584
Redwood Trust Inc., senior note, 4.75%, 8/15/23	United States	2,286,000		2,297,121
Starwood Property Trust Inc., senior note, 4.375%, 4/01/23	United States	1,202,000		1,237,309
Two Harbors Investment Corp., senior note, 6.25%, 1/15/26	United States	1,341,000		1,298,256

				12,057,092

Oil, Gas & Consumable Fuels 0.0%†
CNX Resources Corp., senior note, 2.25%, 5/01/26	United States	96,000		139,344

Personal Products 0.3%
[e]The Beauty Health Co., senior note, 144A, 1.25%, 10/01/26	United States	1,823,000		1,746,434
Herbalife Nutrition Ltd., senior note, 2.625%, 3/15/24	United States	2,092,000		2,020,872

				3,767,306

Pharmaceuticals 0.8%
Aerie Pharmaceuticals Inc., senior note, 1.50%, 10/01/24	United States	903,000		795,261
Aurora Cannabis Inc., senior note, 5.50%, 2/28/24	Canada	855,000		786,600
[e]Avadel Finance Cayman Ltd., senior note, 144A, 4.50%, 2/01/23	United States	1,459,000		1,550,366
[e]Canopy Growth Corp., senior note, 144A, 4.25%, 7/15/23	Canada	1,058,000	CAD	762,720
Collegium Pharmaceutical Inc., senior note, 2.625%, 2/15/26	United States	1,134,000		1,115,289
[b]Innoviva Inc., sub. note, 2.125%, 1/15/23	United States	2,555,000		2,855,213
Omeros Corp., senior note, 5.25%, 2/15/26	United States	972,000		756,945
[b]Revance Therapeutics Inc., senior note, 1.75%, 2/15/27	United States	1,067,000		882,276
Zogenix Inc., senior note, 2.75%, 10/01/27	United States	1,559,000		1,951,244

				11,455,914

Photography 0.1%
Pacira Biosciences Inc., senior note, 0.75%, 8/01/25	United States	618,000		713,018

Professional Services 0.0%†
[e]Upwork Inc., senior note, 144A, 0.25%, 8/15/26	United States	725,000		606,825

Real Estate Management & Development 0.3%
[c,e]Opendoor Technologies Inc., senior note, 144A, 0.25%, 8/15/26	United States	2,431,000		1,863,970
[e] Realogy Group LLC / Realogy Co.-Issuer Corp., senior note, 144A, 0.25%, 6/15/26	United States	967,000		959,143
[c,e]Redfin Corp., senior note, 144A, 0.50%, 4/01/27	United States	1,456,000		999,835

				3,822,948

Road & Rail 0.0%†
[c]Uber Technologies Inc., senior note, zero cpn., 12/15/25	United States	220,000		201,630

Semiconductors & Semiconductor Equipment 0.2%
[e]ams AG, senior note, Reg S, 2.125%, 11/03/27	Austria	1,300,000	EUR	1,353,186
Sunpower Corp., A, senior note, 4.00%, 1/15/23	United States	859,000		937,761

				2,290,947

Software 1.5%
Alteryx Inc., senior note, 0.50%, 8/01/24	United States	1,436,000		1,331,172
Avaya Holdings Corp., senior note, 2.25%, 6/15/23	United States	1,509,000		1,472,029
[c,e]Bentley Systems Inc., senior note, 144A, 0.375%, 7/01/27	United States	803,000		677,732
[e]Blackline Inc., senior note, 144A, zero cpn., 3/15/26	United States	1,945,000		1,648,387
[e]Confluent Inc., senior note, 144A, zero cpn., 1/15/27	United States	60,000		51,000
Datadog Inc., senior note, 0.125%, 6/15/25	United States	478,000		891,709
[e]Dye & Durham Ltd., senior note, 144A, 3.75%, 3/01/26	Canada	1,286,000	CAD	911,310

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Software (continued)
[c,e]Envestnet Inc., senior note, 144A, 0.75%, 8/15/25	United States	286,000		$280,280
Everbridge Inc., senior note, 0.125%, 12/15/24	United States	1,321,000		1,159,177
[b,e]fuboTV Inc., senior note, 144A, 3.25%, 2/15/26	United States	1,270,000		963,930
[b]i3 Verticals LLC, senior note, 1.00%, 2/15/25	United States	887,000		869,260
[e]Kaleyra Inc., senior note, 144A, 6.125%, 6/01/26	Italy	628,000		626,845
[c]LivePerson Inc., senior note, zero cpn., 12/15/26	United States	115,000		84,010
Mandiant Inc., senior note, 0.875%, 6/01/24	United States	1,328,000		1,426,770
[e]Mitek Systems Inc., senior note, 144A, 0.75%, 2/01/26	United States	886,000		894,860
[e]Nutanix Inc., senior note, 144A, 0.25%, 10/01/27	United States	1,876,000		1,572,322
[e]Rapid7 Inc., senior note, 144A, 0.25%, 3/15/27	United States	909,000		1,085,119
Ringcentral Inc., A, senior note, zero cpn., 3/01/25	United States	2,576,000		2,260,440
Splunk Inc., senior note, 1.125%, 6/15/27	United States	240,000		219,750
[e]Unity Software Inc., senior note, 144A, zero cpn., 11/15/26	United States	1,210,000		1,010,653
[e]Veritone Inc., senior note, 144A, 1.75%, 11/15/26	United States	800,000		662,639

				20,099,394

Specialty Retail 0.3%
[e]Dufry One BV, senior note, Reg S, 0.75%, 3/30/26	Switzerland	800,000	CHF	819,095
[b]Guess? Inc., senior note, 2.00%, 4/15/24	United States	1,252,000		1,400,675
[e]Shake Shack Inc., senior note, 144A, zero cpn., 3/01/28	United States	173,000		143,590
[e]Shift Technologies Inc., senior note, 144A, 4.75%, 5/15/26	United States	1,014,000		600,573
[e]Vroom Inc., senior note, 144A, 0.75%, 7/01/26	United States	1,367,000		740,230

				3,704,163

Technology Hardware, Storage & Peripherals 0.0%†
Pure Storage Inc., senior note, 0.125%, 4/15/23	United States	319,000		373,071

Total Convertible Bonds (Cost $210,315,241)				204,581,528

Corporate Bonds and Notes 11.5%
Aerospace & Defense 0.2%
The Boeing Co.,
senior bond, 2.25%, 6/15/26	United States	115,000		112,608
senior bond, 3.375%, 6/15/46	United States	90,000		76,885
senior bond, 3.625%, 3/01/48	United States	25,000		22,245
senior bond, 3.90%, 5/01/49	United States	100,000		92,839
senior bond, 3.75%, 2/01/50	United States	130,000		121,041
senior bond, 5.805%, 5/01/50	United States	125,000		148,724
senior bond, 3.825%, 3/01/59	United States	25,000		21,944
senior bond, 3.95%, 8/01/59	United States	30,000		27,308
senior note, 2.196%, 2/04/26	United States	435,000		424,672
senior note, 5.15%, 5/01/30	United States	140,000		154,732
[b,e]Bombardier Inc., senior note, 144A, 7.50%, 12/01/24	Canada	1,178,000		1,220,496
Embraer Netherlands Finance BV, senior bond, 5.05%, 6/15/25	Brazil	55,000		55,997
[e]Leonardo US Holdings Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	236,000		276,710
[c]Spirit Aerosystems Inc., senior bond, 4.60%, 6/15/28	United States	20,000		19,122

				2,775,323

Airlines 0.2%
American Airlines 2015-2 Class Aa Pass-Through Trust, 3.60%, 9/22/27	United States	962,061		976,283
American Airlines 2016-1 Class Aa Pass-Through Trust, 3.575%, 1/15/28	United States	649,550		654,578
[e]American Airlines Group Inc., senior note, 144A, 3.75%, 3/01/25	United States	700,000		652,750
[e] United Airlines Inc., senior secured note, 144A,
4.375%, 4/15/26	United States	40,000		39,948
4.625%, 4/15/29	United States	55,000		53,752
United Airlines Pass-Through Trust, B, 4.875%, 1/15/26	United States	43,200		44,152

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Airlines (continued)
United Airlines Pass-Through Trust, (continued) 2019-2, B, 3.50%, 5/01/28	United States	342,590		$328,053

				2,749,516

Auto Components 0.0%†
Aptiv PLC / Aptiv Corp., senior note, 2.396%, 2/18/25	United States	340,000		340,202

Automobiles 0.3%
American Honda Finance Corp., senior note, 1.50%, 1/13/25	United States	925,000		907,927
[e]Aston Martin Capital Holdings Ltd., senior secured note, 144A, 10.50%, 11/30/25	United Kingdom	700,000		732,631
Ford Motor Co., senior bond,
3.25%, 2/12/32	United States	460,000		434,751
4.75%, 1/15/43	United States	70,000		67,832
Ford Motor Credit Co. LLC, senior note, 3.625%, 6/17/31	United States	800,000		770,510
General Motors Co., senior bond,
5.20%, 4/01/45	United States	30,000		32,559
5.40%, 4/01/48	United States	140,000		155,639
5.95%, 4/01/49	United States	190,000		227,456
General Motors Financial Co. Inc.,
[c,g]junior sub. note, C, 5.70% to 9/30/30, FRN thereafter, Perpetual	United States	35,000		36,541
[g]junior sub. note, A, 5.75% to 9/30/27, FRN thereafter, Perpetual	United States	100,000		100,252
[g]junior sub. note, B, 6.50% to 3/30/28, FRN thereafter, Perpetual	United States	75,000		77,550
senior note, 1.20%, 10/15/24	United States	85,000		82,791
Toyota Motor Credit Corp., senior note, 1.45%, 1/13/25	United States	925,000		910,576

				4,537,015

Banks 0.7%
[e]Axis Bank Ltd., senior note, Reg S, 3.00%, 8/08/22	India	1,900,000		1,906,838
[e,h]Banco Hipotecario SA, senior note, 144A, FRN, 41.563%, (ARS BADLAR + 4.00%), 11/07/22	Argentina	3,160,000	ARS	12,992
[e]Banco Macro SA, senior note, 144A, 17.50%, 5/08/22	Argentina	1,740,000	ARS	8,355
Bank of America Corp., senior note, 1.843% to 8/05/22, FRN thereafter, 2/04/25	United States	460,000		455,776
Barclays PLC,
sub. bond, 3.564% to 9/23/30, FRN thereafter, 9/23/35	United Kingdom	325,000		310,925
[g]junior sub. note, 4.375% to 3/15/28, FRN thereafter, Perpetual	United Kingdom	210,000		193,200
[e]Canara Bank, E, senior note, Reg S, 3.875%, 3/28/24	India	466,000		474,964
Citigroup Inc., senior note,
1.281%, 11/03/25	United States	450,000		435,898
2.014%, 1/25/26	United States	460,000		452,938
Deutsche Bank AG, sub. bond, 3.729% to 1/14/31, FRN thereafter, 1/14/32	Germany	400,000		377,886
[g]HSBC Holdings PLC, junior sub. note, 6.25% to 3/23/23, FRN thereafter, Perpetual	United Kingdom	1,900,000		1,937,164
[e]Indusind Bank Ltd., E, senior note, Reg S, 3.875%, 4/15/22	India	1,200,000		1,199,820
[c,e]Societe Generale SA, sub. bond, 144A, 3.653% to 7/08/30, FRN thereafter, 7/08/35	France	200,000		192,477
[e]Standard Chartered PLC, sub. bond, 144A, 3.265% to 11/18/30, FRN thereafter, 2/18/36	United Kingdom	255,000		235,653
[e]State Bank of India, E, senior note, Reg S, 4.50%, 9/28/23	India	600,000		620,924
[e,g]TMB Bank PCL, E, junior sub. note, Reg S, 4.90% to 12/02/24, FRN thereafter, Perpetual	Thailand	400,000		393,561

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Banks (continued)
[c]US Bancorp, senior note, 2.215% to 7/27/22, FRN thereafter, 1/27/28	United States	230,000	$227,546

			9,436,917

Beverages 0.0%†
[e]Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, senior note, 144A, 5.25%, 4/27/29	Guatemala	125,000	126,719

Capital Markets 0.5%
Ares Capital Corp.,
senior bond, 3.20%, 11/15/31	United States	235,000	212,588
senior note, 2.875%, 6/15/28	United States	225,000	208,558
[e]Barings BDC Inc., senior note, 144A, 3.30%, 11/23/26	United States	125,000	118,912
[e]Coinbase Global Inc., 144A,
senior bond, 3.625%, 10/01/31	United States	447,000	394,478
senior note, 3.375%, 10/01/28	United States	353,000	322,315
FS KKR Capital Corp., senior note,
3.40%, 1/15/26	United States	365,000	358,710
3.125%, 10/12/28	United States	155,000	144,148
The Goldman Sachs Group Inc., senior note,
[h]0.925% to 10/21/23, FRN thereafter, 10/21/24	United States	465,000	455,188
1.757% to 7/24/22, FRN thereafter, 1/24/25	United States	460,000	455,081
[e]Huarong Finance 2017 Co. Ltd., Reg S,
senior bond, 4.75%, 4/27/27	China	200,000	192,000
senior note, FRN, 2.118%, (3-Month USD LIBOR + 1.85%), 4/27/22	China	350,000	349,125
senior note, 3.75%, 4/27/22	China	200,000	200,450
[g]senior note, E, 4.00% to 11/07/22, FRN thereafter, Perpetual	China	200,000	199,000
[e]Huarong Finance 2019 Co. Ltd., Reg S,
senior bond, E, 4.50%, 5/29/29	China	1,000,000	931,250
senior bond, E, 3.875%, 11/13/29	China	200,000	177,500
senior bond, E, 3.375%, 2/24/30	China	200,000	169,926
senior bond, E, 3.625%, 9/30/30	China	200,000	170,500
senior note, E, 2.125%, 9/30/23	China	200,000	192,500
senior note, E, 3.25%, 11/13/24	China	200,000	190,750
[g]senior note, G, 4.25% to 9/30/25, FRN thereafter, Perpetual	China	200,000	186,500
[e]Huarong Finance II Co. Ltd., senior bond, Reg S,
5.00%, 11/19/25	China	500,000	492,500
EMTN, 4.875%, 11/22/26	China	200,000	194,750
Morgan Stanley, senior note, 2.475% to 7/21/22, FRN thereafter, 1/21/28	United States	305,000	300,052
Oaktree Specialty Lending Corp., senior note, 2.70%, 1/15/27	United States	75,000	71,131
Owl Rock Capital Corp., senior note,
3.40%, 7/15/26	United States	290,000	278,033
2.875%, 6/11/28	United States	180,000	163,770
Owl Rock Technology Finance Corp., senior note, 2.50%, 1/15/27	United States	90,000	84,619

			7,214,334

Chemicals 0.2%
[e]Ashland LLC, senior bond, 144A, 3.375%, 9/01/31	United States	140,000	129,020
[e,g]Bluestar Finance Holdings Ltd., senior note, Reg S, 3.10% to 7/12/24, FRN thereafter, Perpetual	China	200,000	199,942
[e]Braskem Idesa SAPI, senior bond, Reg S, 6.99%, 2/20/32	Mexico	886,000	847,742
[e]Braskem Netherlands Finance BV, senior bond, 144A, 4.50%, 1/31/30	Brazil	200,000	198,000

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Chemicals (continued)
[e]CNAC HK Finbridge Co. Ltd., senior note, Reg S,
[g]3.35%, Perpetual	China	600,000	$605,681
3.125%, 6/19/22	China	200,000	200,904
3.50%, 7/19/22	China	200,000	201,176
[e]Orbia Advance Corp. SAB de CV, senior bond, 144A, 2.875%, 5/11/31	Mexico	200,000	181,055

			2,563,520

Commercial Services & Supplies 0.0%†
[e]GFL Environmental Inc., senior note, 144A, 4.00%, 8/01/28	Canada	72,000	66,960
United Rentals North America Inc., senior bond,
3.875%, 2/15/31	United States	110,000	106,449
3.75%, 1/15/32	United States	120,000	114,476

			287,885

Communications Equipment 0.1%
[e]Audacy Capital Corp., secured note, 144A, 6.75%, 3/31/29	United States	600,000	569,580
[e]CommScope Inc., 144A,
senior note, 7.125%, 7/01/28	United States	430,000	406,350
senior secured note, 4.75%, 9/01/29	United States	60,000	56,048
[e]CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27	United States	180,000	160,731
[e]HTA Group Ltd., senior note, 144A, 7.00%, 12/18/25	Democratic Rep. of the Congo	435,000	441,390

			1,634,099

Construction & Engineering 0.1%
[e]Artera Services LLC, senior secured note, 144A, 9.033%, 12/04/25	United States	800,000	803,700
[e]GMR Hyderabad International Airport Ltd.,
senior secured bond, Reg S, 4.25%, 10/27/27	India	200,000	187,600
senior secured note, Reg S, 5.375%, 4/10/24	India	200,000	204,100
senior secured note, 144A, 4.75%, 2/02/26	India	200,000	195,250
[e]India Airport Infra, senior secured note, Reg S, 6.25%, 10/25/25	India	200,000	190,618

			1,581,268

Construction Materials 0.1%
[e]Cemex SAB de CV, senior secured bond, 144A,
5.45%, 11/19/29	Mexico	200,000	199,070
5.20%, 9/17/30	Mexico	245,000	239,470
3.875%, 7/11/31	Mexico	200,000	178,010

			616,550

Consumer Finance 0.2%
[g]Ally Financial Inc., C, junior sub. note, 4.70% to 5/15/28, FRN thereafter, Perpetual	United States	305,000	283,650
[e]Manappuram Finance Ltd., E, senior secured note, Reg S, 5.90%, 1/13/23	India	239,000	241,868
[e]Muthoot Finance Ltd., senior secured note, Reg S,
6.125%, 10/31/22	India	1,100,000	1,115,175
4.40%, 9/02/23	India	200,000	201,450
[e]Shriram Transport Finance Co. Ltd., senior note, Reg S, 5.95%, 10/24/22	India	200,000	201,407

			2,043,550

Containers & Packaging 0.0%†
Ball Corp., senior bond, 3.125%, 9/15/31	United States	109,000	100,277

Diversified Consumer Services 0.2%
[e]Adtalem Global Education Inc., senior secured note, 144A, 5.50%, 3/01/28	United States	863,000	773,062

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Diversified Consumer Services (continued)
[e,g]CMHI Finance BVI Co. Ltd., senior note, Reg S, 3.50% to 10/09/23, FRN thereafter, Perpetual	China	200,000		$203,501
[e]The Hertz Corp., senior note, 144A,
4.625%, 12/01/26	United States	348,000		331,841
[b]5.00%, 12/01/29	United States	697,000		651,043
[e]Paysafe Finance PLC / Paysafe Holdings US Corp., senior secured note, 144A, 4.00%, 6/15/29	United States	700,000		609,956
[e]Sotheby’s/Bidfair Holdings Inc., senior secured note, 144A, 5.875%, 6/01/29	United States	700,000		693,875

				3,263,278

Diversified Financial Services 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, senior note, 6.50%, 7/15/25	Ireland	150,000		165,337
[e]Antares Holdings LP, senior note, 144A, 3.75%, 7/15/27	Canada	375,000		365,367
[e]Azure Orbit IV International Finance Ltd., E, senior note, Reg S, 3.75%, 1/25/23	China	700,000		708,846
[e]Blackstone Secured Lending Fund, senior note, 144A, 2.125%, 2/15/27	United States	405,000		375,146
[e]Bocom Leasing Management Hong Kong Co. Ltd., senior note, Reg S,
E, 1.75%, 7/14/23	Hong Kong	200,000		198,449
E, 1.125%, 6/18/24	Hong Kong	800,000		778,320
[e]CDBL Funding 2, senior note, Reg S,
E, 3.00%, 8/01/22	China	200,000		200,745
E, 1.375%, 3/04/24	China	800,000		782,286
[e]CICC Hong Kong Finance 2016 MTN Ltd., senior note, Reg S,
E, 1.75%, 8/10/23	China	400,000		397,255
E, 1.625%, 1/26/24	China	300,000		295,133
[e]Finance of America Funding LLC, senior note, 144A, 7.875%, 11/15/25	United States	700,000		652,239
[e]Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A, 7.875%, 8/12/24	Colombia	393,000,000	COP	96,638
[e]Jane Street Group / JSG Finance Inc., senior secured note, 144A, 4.50%, 11/15/29	United States	1,203,000		1,175,169
[e]Kronos Acquisition Holdings Inc. / KIK Custom Products Inc., senior secured note, 144A, 5.00%, 12/31/26	Canada	338,000		305,430
[e]Minerva Merger Sub Inc., senior note, 144A, 6.50%, 2/15/30	United States	226,000		217,896
[e]MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	700,000		632,527
OneMain Finance Corp., senior note,
3.50%, 1/15/27	United States	35,000		33,161
4.00%, 9/15/30	United States	165,000		150,728

[e]Rec Ltd., senior note, Reg S, 4.75%, 5/19/23	India	1,000,000		1,023,263
5.25%, 11/13/23	India	400,000		416,702
G, 3.375%, 7/25/24	India	300,000		302,417
[e]Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer Inc., 144A,
senior bond, 3.875%, 3/01/31	United States	420,000		393,880
senior bond, 4.00%, 10/15/33	United States	350,000		326,344
senior note, 2.875%, 10/15/26	United States	520,000		489,403
senior note, 3.625%, 3/01/29	United States	385,000		361,203
[e]Vistajet Malta Finance PLC / XO Management Holding Inc., senior note, 144A, 6.375%, 2/01/30	Switzerland	691,000		658,882
[e]WMG Acquisition Corp., senior secured bond, 144A, 3.00%, 2/15/31	United States	86,000		77,900

				11,580,666

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Diversified Telecommunication Services 0.3%
[e]Bharti Airtel International Netherlands BV, senior bond, Reg S, 5.125%, 3/11/23	India	700,000		$720,714
[e]CT Trust, senior secured bond, 144A, 5.125%, 2/03/32	Guatemala	215,000		215,719
[e]Frontier Communications Holdings LLC, senior secured note, 144A,
5.875%, 10/15/27	United States	391,000		396,941
5.00%, 5/01/28	United States	144,000		140,004
[e]IHS Holding Ltd., senior note, 144A,
5.625%, 11/29/26	Nigeria	200,000		196,948
144A, 6.25%, 11/29/28	Nigeria	200,000		195,852
Reg S, 6.25%, 11/29/28	Nigeria	560,000		548,386
[e]Iliad SA, senior note, Reg S, 1.875%, 2/11/28	France	100,000	EUR	97,691
[e]Kenbourne Invest SA, senior note, 144A, 6.875%, 11/26/24	Chile	200,000		202,488
[e]Oi Movel SA, senior secured note, Reg S, 8.75%, 7/30/26	Brazil	615,000		629,459
[e]Telesat Canada / Telesat LLC, senior secured note, 144A, 4.875%, 6/01/27	Canada	117,000		83,286
[e]VMED O2 UK Financing I PLC, senior secured bond, Reg S, 3.25%, 1/31/31	United Kingdom	258,000	EUR	264,986

				3,692,474

Electric Utilities 0.4%
[b,f]Bruce Mansfield Escrow, senior bond, zero cpn., 6/01/34	United States	6,394,000		23,978
[e,g]China Huaneng Group Hong Kong Treasury Management
Holding Ltd., senior note, Reg S, 2.85% to 12/09/23, FRN thereafter, Perpetual	China	200,000		200,890
3.08% to 12/09/25, FRN thereafter, Perpetual	China	400,000		398,080
[e]Comision Federal de Electricidad, senior note, 144A, 4.688%, 5/15/29	Mexico	630,000		625,543
[g]Edison International, A, junior sub. note, 5.375% to 3/15/26, FRN thereafter, Perpetual	United States	100,000		98,875
[e]Eskom Holdings SOC Ltd., senior bond, Reg S, 8.45%, 8/10/28	South Africa	1,334,000		1,336,729
[e]Greenko Investment Co., senior secured note, Reg S, 4.875%, 8/16/23	India	200,000		201,400
[e]NRG Energy Inc., senior bond, 144A,
3.625%, 2/15/31	United States	170,000		156,588
3.875%, 2/15/32	United States	70,000		65,021
[e]Oryx Funding Ltd., senior bond, 144A, 5.80%, 2/03/31	Oman	283,000		287,242
Pacific Gas and Electric Co.,
[b]secured bond, 4.50%, 7/01/40	United States	1,106,000		1,043,884
secured bond, 4.95%, 7/01/50	United States	10,000		9,922
secured bond, 3.50%, 8/01/50	United States	200,000		165,889
senior bond, 4.30%, 3/15/45	United States	95,000		85,603
PG&E Corp., senior secured bond, 5.25%, 7/01/30	United States	700,000		696,472
[e,g]SMC Global Power Holdings Corp., senior note, Reg S, 5.45% to 5/31/26, FRN thereafter, Perpetual	Philippines	200,000		187,030
Southern California Edison Co., secured bond, 2.95%, 2/01/51	United States	140,000		118,471

				5,701,617

Energy Equipment & Services 0.1%
Transocean Inc.,
senior bond, 6.80%, 3/15/38	United States	189,000		109,304
[e]senior note, 144A, 7.50%, 1/15/26	United States	420,000		326,187
[e]senior note, 144A, 11.50%, 1/30/27	United States	911,000		912,713
[e]senior note, 144A, 8.00%, 2/01/27	United States	410,000		303,691

				1,651,895

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Entertainment 0.1%
[b,c,e,i]AMC Entertainment Holdings Inc., secured note, 144A, PIK, 10.00%, 6/15/26	United States	369,000		$341,506
Netflix Inc., senior bond,
4.875%, 4/15/28	United States	80,000		85,831
5.875%, 11/15/28	United States	115,000		130,220
6.375%, 5/15/29	United States	170,000		197,960
[e]44A, 5.375%, 11/15/29	United States	30,000		33,555
[c,e]144A, 4.875%, 6/15/30	United States	280,000		305,725
[e]Roblox Corp., senior note, 144A, 3.875%, 5/01/30	United States	750,000		714,225

				1,809,022

Equity Real Estate Investment Trusts (REITs) 0.1%
[e]Brookfield Property REIT Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, senior secured note, 144A, 4.50%, 4/01/27	United States	700,000		653,968
National Health Investors Inc., senior bond, 3.00%, 2/01/31	United States	30,000		27,719
SBA Communications Corp., senior note, 3.125%, 2/01/29	United States	725,000		674,301

				1,355,988

Food & Staples Retailing 0.1%
[e]Casino Guichard Perrachon SA, E, senior bond, Reg S, 4.498%, 3/07/24	France	100,000	EUR	103,825
[e]JBS USA Lux SA / JBS USA Food Co. / JBS USA Finance Inc., 144A,
senior bond, 3.75%, 12/01/31	United States	80,000		73,926
senior bond, 3.00%, 5/15/32	United States	145,000		128,145
senior note, 3.00%, 2/02/29	United States	70,000		66,258
[e]Marb Bondco PLC, senior bond, 144A, 3.95%, 1/29/31	Brazil	425,000		374,584
[e]Rite AID Corp., senior secured note, 144A, 7.50%, 7/01/25	United States	700,000		673,418

				1,420,156

Food Products 0.1%
Kraft Heinz Foods Co., senior bond,
5.00%, 6/04/42	United States	45,000		49,669
4.375%, 6/01/46	United States	95,000		97,494
4.875%, 10/01/49	United States	150,000		166,312
[e]Pilgrim’s Pride Corp., senior bond, 144A,
4.25%, 4/15/31	United States	10,000		9,675
3.50%, 3/01/32	United States	215,000		197,056
[e]Post Holdings Inc., senior bond, 144A, 4.50%, 9/15/31	United States	190,000		176,198
[e]Wens Foodstuffs Group Co. Ltd., senior note, Reg S, 2.349%, 10/29/25	China	200,000		168,126

				864,530

Health Care Equipment & Supplies 0.0%†
[e]Avantor Funding Inc., senior note, 144A, 3.875%, 11/01/29	United States	175,000		168,673

Health Care Providers & Services 0.3%
Centene Corp.,
senior bond, 3.00%, 10/15/30	United States	85,000		81,153
senior bond, 2.50%, 3/01/31	United States	350,000		322,805
senior note, 2.625%, 8/01/31	United States	120,000		110,824
[e]Davita Inc., senior bond, 144A, 3.75%, 2/15/31	United States	691,000		632,479
[b]Encompass Health Corp., senior bond, 4.625%, 4/01/31 HCA Inc., senior bond, 3.50%, 9/01/30	United States United States	1,433,000 130,000		1,354,378 128,895
[e]LifePoint Health Inc., senior note, 144A, 5.375%, 1/15/29	United States	749,000		704,993
[e]Molina Healthcare Inc., senior bond, 144A, 3.875%, 5/15/32	United States	80,000		78,500
[e]Tenet Healthcare Corp., 144A,
senior note, 6.125%, 10/01/28	United States	91,000		92,278
senior secured note, 4.375%, 1/15/30	United States	91,000		87,956

				3,594,261

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Hotels, Restaurants & Leisure 0.3%
[e]1011778 BC ULC / New Red Finance Inc., secured note, 144A, 4.375%, 1/15/28	Canada	225,000	$221,075
[e]Carnival Corp., senior note, 144A,
5.75%, 3/01/27	United States	295,000	287,714
6.00%, 5/01/29	United States	853,000	829,411
[e]GENM Capital Labuan Ltd., senior bond, 144A, 3.882%, 4/19/31	Malaysia	200,000	183,007
[e]Haidilao International Holding Ltd., senior note, Reg S, 2.15%, 1/14/26	China	420,000	362,740
[e]Hilton Grand Vacations Borrower Escrow LLC, 144A,
senior bond, 4.875%, 7/01/31	United States	50,000	47,688
senior note, 5.00%, 6/01/29	United States	155,000	152,134
Hyatt Hotels Corp., senior note, 5.375%, 4/23/25	United States	50,000	54,118
[e]Marriott Ownership Resorts Inc., senior note, 144A, 4.50%, 6/15/29	United States	70,000	66,412
[e]Penn National Gaming Inc., senior note, 144A, 4.125%, 7/01/29	United States	55,000	50,934
[e]Royal Caribbean Cruises Ltd., senior note, 144A,
4.25%, 7/01/26	United States	45,000	42,686
5.50%, 4/01/28	United States	310,000	304,201
[e]Scientific Games International Inc., senior note, 144A,
7.00%, 5/15/28	United States	200,000	206,200
7.25%, 11/15/29	United States	70,000	74,445
[e]Station Casinos LLC, senior bond, 144A, 4.625%, 12/01/31	United States	956,000	902,158
Travel + Leisure Co.,
senior secured bond, 6.00%, 4/01/27	United States	10,000	10,466
[e]senior secured bond, 144A, 4.625%, 3/01/30	United States	95,000	90,163
[e]senior secured note, 144A, 6.625%, 7/31/26	United States	125,000	133,615
[e]senior secured note, 144A, 4.50%, 12/01/29	United States	215,000	205,728

			4,224,895

Household Durables 0.2%
[e]K. Hovnanian Enterprises Inc., senior secured note, 144A,
7.75%, 2/15/26	United States	1,628,000	1,684,182
10.50%, 2/15/26	United States	850,000	903,015
[e]Topbuild Corp., senior bond, 144A, 4.125%, 2/15/32	United States	70,000	66,677

			2,653,874

Household Products 0.1%
[e]Spectrum Brands Inc., senior bond, 144A, 3.875%, 3/15/31	United States	840,000	770,616

Independent Power & Renewable Electricity Producers 0.1%
[e]Calpine Corp., senior secured bond, 144A, 3.75%, 3/01/31	United States	690,000	629,042
[e]NTPC Ltd., E, senior bond, Reg S, 4.75%, 10/03/22	India	200,000	202,979
[e,g]Vistra Corp., junior sub. note, 144A, 7.00% to 6/15/22, FRN thereafter, Perpetual	United States	274,000	272,372

			1,104,393

Industrial Conglomerates 0.1%
[e]Citic Ltd., E, senior bond, Reg S, 3.50%, 2/17/32	China	600,000	598,143
Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior note,
6.25%, 5/15/26	United States	85,000	85,833
5.25%, 5/15/27	United States	265,000	263,539
4.375%, 2/01/29	United States	235,000	218,376

			1,165,891

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Insurance 0.2%
[e,g]Asahi Mutual Life Insurance Co., sub. note, Reg S, 6.50% to 9/05/23, FRN thereafter, Perpetual	Japan	200,000		$208,364
[e]Athene Global Funding, secured note, 144A, 1.716%, 1/07/25	United States	380,000		370,990
[h]Genworth Holdings Inc., senior bond, FRN, 2.509%, (3-Month USD LIBOR + 2.00%), 11/15/66	United States	1,380,000		814,359
[e]Global Atlantic Finance Co., senior bond, 144A, 4.40%, 10/15/29	United States	165,000		171,467
[e,g]KDB Life Insurance Co. Ltd., sub. note, Reg S, 7.50% to 5/21/23, FRN thereafter, Perpetual	South Korea	200,000		200,250
[e,h]Sitka Holdings LLC, senior secured note, 144A, FRN, 5.25%, (3- Month USD LIBOR + 4.50%), 7/06/26	United States	1,050,000		1,052,748

				2,818,178

Interactive Media & Services 0.2%
[e]Tencent Holdings Ltd., senior bond, Reg S,
3.84%, 4/22/51	China	400,000		367,311
3.94%, 4/22/61	China	500,000		456,262
[e]Twitter Inc., senior note, 144A, 5.00%, 3/01/30	United States	130,000		130,897
[e]ZipRecruiter Inc., senior note, 144A, 5.00%, 1/15/30	United States	1,103,000		1,087,624

				2,042,094

Internet & Direct Marketing Retail 0.1%
[e]Arches Buyer Inc., senior note, 144A, 6.125%, 12/01/28	United States	700,000		658,707
[e]Meituan, senior bond, Reg S, 3.05%, 10/28/30	China	600,000		500,815

				1,159,522

IT Services 0.1%
[e]Austin Bidco Inc., senior note, 144A, 7.125%, 12/15/28	United States	700,000		684,950
[e]Hurricane Finance PLC, senior secured note, Reg S, 8.00%, 10/15/25	United Kingdom	258,000	GBP	351,731

				1,036,681

Leisure Products 0.1%
[e]Mattel Inc., senior note, 144A, 3.375%, 4/01/26	United States	590,000		586,714
[e]NCL Corp. Ltd., 144A,
senior note, 5.875%, 3/15/26	United States	195,000		187,882
senior secured note, 5.875%, 2/15/27	United States	148,000		148,363
[c,e]NCL Finance Ltd., senior note, 144A, 6.125%, 3/15/28	United States	65,000		62,801

				985,760

Machinery 0.0%†
Caterpillar Financial Services Corp., senior note, 0.95%, 1/10/24	United States	345,000		340,851
John Deere Capital Corp., senior note,
0.90%, 1/10/24	United States	85,000		83,871
1.25%, 1/10/25	United States	130,000		127,460

				552,182

Marine 0.0%†
[e]Stena International SA, senior secured bond, 144A, 5.75%, 3/01/24	Sweden	299,000		299,347

Media 0.9%
[e]Advantage Sales & Marketing Inc., senior secured note, 144A, 6.50%, 11/15/28	United States	132,000		133,073
[e]CCO Holdings LLC / CCO Holdings Capital Corp., senior bond, 144A,
4.75%, 3/01/30	United States	145,000		142,644
4.25%, 2/01/31	United States	1,065,000		999,630
4.75%, 2/01/32	United States	345,000		336,104
4.25%, 1/15/34	United States	1,524,000		1,403,711
Charter Communications Operating LLC / Charter Communications Operating Capital, senior secured bond, 4.40%, 12/01/61	United States	920,000		821,529

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Media (continued)
[e]Clear Channel Outdoor Holdings Inc., senior note, 144A, 7.75%, 4/15/28	United States	700,000		$732,200
[e]CSC Holdings LLC, senior bond, 144A, 6.50%, 2/01/29	United States	43,000		43,605
4.125%, 12/01/30	United States	223,000		200,561
4.625%, 12/01/30	United States	1,010,000		842,832
4.50%, 11/15/31	United States	72,000		65,621
[e]DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., senior secured note, 144A, 5.875%, 8/15/27	United States	948,000		949,185
Dish DBS Corp., senior note, 5.125%, 6/01/29	United States	375,000		317,077
[e]senior secured note, 144A, 5.25%, 12/01/26	United States	410,000		402,697
[e]DISH DBS Corp., senior secured note, 144A, 5.75%, 12/01/28	United States	1,065,000		1,020,403
[e]Gannett Holdings LLC, senior secured note, 144A, 6.00%, 11/01/26	United States	694,000		691,710
[e]iHeartCommunications Inc., senior secured note, 144A,
5.25%, 8/15/27	United States	90,000		89,757
4.75%, 1/15/28	United States	175,000		169,513
Liberty Interactive LLC, senior bond, 8.25%, 2/01/30	United States	840,000		824,851
[e]Outfront Media Capital LLC / Outfront Media Capital Corp., senior bond, 144A, 4.625%, 3/15/30	United States	65,000		61,585
[e]Spanish Broadcasting System Inc., senior secured note, 144A, 9.75%, 3/01/26	United States	700,000		715,309
[e]Urban One Inc., senior secured note, 144A, 7.375%, 2/01/28	United States	800,000		796,972
[e]Virgin Media Secured Finance PLC, senior secured bond, Reg S, 4.25%, 1/15/30	United Kingdom	200,000	GBP	245,360
[c,e]Wolverine Escrow LLC, senior secured note, 144A, 8.50%, 11/15/24	United States	820,000		699,747

				12,705,676

Metals & Mining 0.3%
[e]Abja Investment Co. Pte. Ltd., senior note, Reg S, 4.45%, 7/24/23	India	200,000		205,760
[e]First Quantum Minerals Ltd., senior note, 144A,
6.875%, 3/01/26	Zambia	200,000		205,722
6.875%, 10/15/27	Zambia	620,000		659,606
[e]FMG Resources August 2006 Pty Ltd., senior bond, 144A, 4.375%, 4/01/31	Australia	155,000		150,664
Freeport-McMoRan Inc., senior bond, 5.45%, 3/15/43	United States	143,000		164,693
[e]Glencore Funding LLC, senior bond, 144A, 2.85%, 4/27/31	Australia	305,000		286,720
[e]Indonesia Asahan Aluminium Persero PT, senior bond, Reg S, 5.80%, 5/15/50	Indonesia	400,000		405,096
[e,g]MCC Holding Hong Kong Corp. Ltd., senior note, Reg S, 3.50% to 1/16/23, FRN thereafter, Perpetual	China	200,000		202,314
[e]Novelis Corp., senior bond, 144A, 4.75%, 1/30/30	United States	90,000		88,229
[e]Taseko Mines Ltd., senior secured note, 144A, 7.00%, 2/15/26	Canada	672,000		672,770
[e]Vedanta Resources Ltd., senior note, Reg S, 6.375%, 7/30/22	India	500,000		490,920
[e]Volcan Cia Minera SAA, senior note, 144A, 4.375%, 2/11/26	Peru	30,000		28,699

				3,561,193

Mortgage Real Estate Investment Trusts (REITs) 0.1%
[e]Apollo Commercial Real Estate Finance Inc., senior secured note, 144A, 4.625%, 6/15/29	United States	690,000		623,912
[e]New Residential Investment Corp., senior note, 144A, 6.25%, 10/15/25	United States	700,000		687,323

				1,311,235

Multiline Retail 0.0%†
Kohl’s Corp., senior bond, 5.55%, 7/17/45	United States	424,000		434,761
[c]Target Corp., senior note, 1.95%, 1/15/27	United States	50,000		49,632

				484,393

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels 1.4%
[e]Aker BP ASA, senior bond, 144A, 4.00%, 1/15/31	Norway	150,000	$153,631
Apache Corp., senior bond, 5.10%, 9/01/40	United States	207,000	207,343
[e]Continental Resources Inc., senior bond, 144A, 5.75%, 1/15/31	United States	195,000	217,781
DCP Midstream Operating LP, senior bond,
5.125%, 5/15/29	United States	25,000	26,355
3.25%, 2/15/32	United States	210,000	196,092
[e]DT Midstream Inc., senior bond, 144A, 4.375%, 6/15/31	United States	700,000	684,947
Ecopetrol SA, senior bond, 4.625%, 11/02/31	Colombia	120,000	107,697
[e]Energean Israel Finance Ltd., 144A, Reg S,
senior secured bond, 5.875%, 3/30/31	Israel	130,000	120,738
senior secured note, 5.375%, 3/30/28	Israel	105,000	98,963
[g]Energy Transfer LP, H, junior sub. note, 6.50% to 11/15/26, FRN thereafter, Perpetual	United States	514,000	509,456
Equities Corp., senior note,
3.90%, 10/01/27	United States	35,000	35,431
5.00%, 1/15/29	United States	35,000	36,983
[e]144A, 3.125%, 5/15/26	United States	15,000	14,771
[e]144A, 3.625%, 5/15/31	United States	135,000	131,493
[e]Laredo Petroleum Inc., senior note, 144A, 7.75%, 7/31/29	United States	700,000	681,380
[e]Leviathan Bond Ltd., senior note, 144A, Reg S, 6.50%, 6/30/27	Israel	100,000	102,900
[e]MC Brazil Downstream Trading SARL, senior secured note, Reg S, 7.25%, 6/30/31	Brazil	812,000	754,202
[e]Moss Creek Resources Holdings Inc., senior note, 144A,
7.50%, 1/15/26	United States	155,000	137,456
10.50%, 5/15/27	United States	591,000	558,067
[e]Northern Oil And Gas Inc., senior note, 144A, 8.125%, 3/01/28	United States	700,000	736,750
Occidental Petroleum Corp., senior bond,
4.50%, 7/15/44	United States	45,000	42,599
4.625%, 6/15/45	United States	15,000	14,466
4.40%, 4/15/46	United States	60,000	57,096
4.10%, 2/15/47	United States	85,000	78,761
4.20%, 3/15/48	United States	205,000	192,012
4.40%, 8/15/49	United States	30,000	28,543
Ovintiv Inc., senior bond,
8.125%, 9/15/30	United States	25,000	32,112
7.20%, 11/01/31	United States	5,000	6,209
7.375%, 11/01/31	United States	5,000	6,368
6.50%, 8/15/34	United States	20,000	24,393
6.625%, 8/15/37	United States	45,000	54,843
6.50%, 2/01/38	United States	10,000	11,870
Petroleos Mexicanos, [c]senior bond,
5.95%, 1/28/31	Mexico	924,000	866,596
[e]senior bond, 144A, 6.70%, 2/16/32	Mexico	2,487,000	2,403,798
senior bond, 6.625%, 6/15/35	Mexico	380,000	344,755
senior bond, 6.75%, 9/21/47	Mexico	1,418,000	1,180,208
senior bond, 6.95%, 1/28/60	Mexico	415,000	345,116
[e]senior note, 144A, 6.875%, 10/16/25	Mexico	297,000	315,184
senior note, 4.50%, 1/23/26	Mexico	1,137,000	1,124,038
Southwestern Energy Co., senior bond, 4.75%, 2/01/32	United States	25,000	24,899
[b]Talos Production Inc., secured note, 12.00%, 1/15/26	United States	602,000	637,154
Targa Resources Partners LP / Targa Resources Partners Finance Corp., senior bond, 4.875%, 2/01/31	United States	591,000	608,511
[e]Thai Oil PCL, senior bond, Reg S, 3.625%, 1/23/23	Thailand	200,000	202,007
[e]Thaioil Treasury Center Co. Ltd., senior note, Reg S, 3.625%, 1/23/23	Thailand	400,000	403,938
[e]Tullow Oil PLC, senior secured note, 144A, 10.25%, 5/15/26	Ghana	1,693,000	1,657,836

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP, senior bond,
4.55%, 2/01/30	United States	30,000		$30,905
5.45%, 4/01/44	United States	15,000		15,399
5.30%, 3/01/48	United States	65,000		67,054
5.50%, 8/15/48	United States	10,000		10,270
5.75%, 2/01/50	United States	45,000		45,854
[e]YPF Sociedad Anonima, senior bond, Reg S, 8.50%, 7/28/25	Argentina	331,000		264,601
senior bond, 144A, 6.95%, 7/21/27	Argentina	105,000		71,845
senior note, Reg S, 8.75%, 4/04/24	Argentina	1,267,000		1,190,258
senior note, Reg S, 8.50%, 3/23/25	Argentina	1,121,750		1,000,197

				18,872,131

Paper & Forest Products 0.0%†
Suzano Austria GMBH, senior bond, 3.75%, 1/15/31	Brazil	160,000		150,078

Pharmaceuticals 0.5%
[e]Bausch Health Cos. Inc., 144A,
senior bond, 5.25%, 1/30/30	United States	120,000		96,952
senior bond, 5.25%, 2/15/31	United States	395,000		314,671
senior note, 9.00%, 12/15/25	United States	88,000		90,850
senior note, 7.00%, 1/15/28	United States	70,000		64,155
senior note, 5.00%, 1/30/28	United States	410,000		344,074
senior note, 5.00%, 2/15/29	United States	20,000		16,224
senior note, 6.25%, 2/15/29	United States	20,000		17,086
[b,c,e]ENDO Dac / ENDO Finance LLC / ENDO Finco Inc., 144A,
Secured note, 9.50%, 7/31/27	United States	1,982,000		1,935,671
senior note, 6.00%, 6/30/28	United States	1,046,000		693,838
[e]Organon & Co. / Organon Foreign Debt Co.-Issuer BV, senior bond, 144A, 5.125%, 4/30/31	United States	691,000		690,848
[b,e]Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	785,000		787,198
[c]Teva Pharmaceutical Finance Co. LLC, senior bond, 6.15%, 2/01/36	Israel	10,000		10,116
Teva Pharmaceutical Finance Netherlands II BV, senior note, 6.00%, 1/31/25	Israel	335,000	EUR	390,121
Teva Pharmaceutical Finance Netherlands III BV, senior bond,
3.15%, 10/01/26	Israel	220,000		200,807
4.10%, 10/01/46	Israel	1,180,000		933,699

				6,586,310

Pipelines 0.0%†
[e]Galaxy Pipeline Assets Bidco Ltd., senior secured bond, 144A, 2.94%, 9/30/40	United Arab Emirates	200,000		184,644

Professional Services 0.0%†
[e]Corelogic Inc., senior secured note, 144A, 4.50%, 5/01/28	United States	606,000		576,139

Real Estate Management & Development 0.4%
[e]Agile Group Holdings Ltd., Reg S,
[g]senior note, 7.875% to 7/31/24, FRN thereafter, Perpetual	China	200,000		52,500
senior secured note, 4.85%, 8/31/22	China	330,000		189,833
senior secured note, 6.05%, 10/13/25	China	200,000		78,000
[e]Central China Real Estate Ltd., senior secured note, Reg S, 7.25%, 8/13/24	China	200,000		92,000
[e]CFLD Cayman Investment Ltd., senior note, Reg S, 8.60%, 4/08/24	China	200,000		41,458
[e]China Aoyuan Group Ltd., senior secured note, Reg S, 5.98%, 8/18/25	China	200,000		37,000

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Real Estate Management & Development (continued)
[e]China Evergrande Group, senior note, Reg S, 8.75%, 6/28/25	China	200,000		$29,000
[e]China South City Holdings Ltd., senior note, Reg S, 10.75%, 4/11/23	China	200,000		162,500
[e]Country Garden Holdings Co. Ltd., senior secured note, Reg S,
3.125%, 10/22/25	China	200,000		143,400
2.70%, 7/12/26	China	600,000		408,000
[e]Easy Tactic Ltd., senior secured note, Reg S, 8.125%, 2/27/23	China	200,000		46,540
[e]Hunt Cos. Inc., senior secured note, 144A, 5.25%, 4/15/29	United States	488,000		467,864
[e]Kaisa Group Holdings Ltd., senior secured note, Reg S,
8.50%, 6/30/22	China	692,000		162,620
9.375%, 6/30/24	China	205,000		46,637
11.25%, 4/16/25	China	994,000		226,135
11.65%, 6/01/26	China	200,000		45,000
[e]Logan Group Co. Ltd., senior note, Reg S, 5.25%, 10/19/25	China	200,000		57,000
[e]New Metro Global Ltd., senior note, Reg S, 4.625%, 10/15/25	China	200,000		116,080
[e]Perfect Point Ventures Ltd., senior note, Reg S, 5.20%, 9/20/25	Hong Kong	400,000		396,420
[e] Powerlong Real Estate Holdings Ltd., senior note, Reg S, 4.00%, 7/25/22	China	200,000		141,000
[e] Realogy Group LLC / Realogy Co.-Issuer Corp., senior note, 144A, 5.25%, 4/15/30	United States	500,000		477,163
[e] Ronshine China Holdings Ltd., senior secured note, Reg S, 8.10%, 6/09/23	China	200,000		47,000
[e]SBB Treasury OYJ, E, senior note, Reg S, 1.125%, 11/26/29	Sweden	100,000	EUR	96,043
[e]Shimao Group Holdings Ltd., Reg S,
senior bond, 4.60%, 7/13/30	China	200,000		54,000
senior secured note, 4.75%, 7/03/22	China	200,000		96,100
senior secured note, 6.125%, 2/21/24	China	774,000		247,680
[e,g]Sino-Ocean Land Treasure III Ltd., senior note, Reg S, 4.90% to
9/21/22, FRN thereafter, Perpetual	China	330,000		254,925
[e]Sino-Ocean Land Treasure IV Ltd., senior bond, Reg S, 4.75%, 1/14/30	China	200,000		158,787
[e]Sunac China Holdings Ltd., Reg S,
senior note, 6.80%, 10/20/24	China	300,000		117,750
senior secured note, 8.35%, 4/19/23	China	200,000		87,500
senior secured note, 6.65%, 8/03/24	China	200,000		81,500
senior secured note, 6.50%, 1/26/26	China	400,000		157,100
[e]Times China Holdings Ltd., senior secured note, Reg S, 5.55%, 6/04/24	China	200,000		80,000
[e]Yuzhou Group Holdings Co. Ltd., senior secured note, Reg S,
8.375%, 10/30/24	China	200,000		36,550
7.70%, 2/20/25	China	200,000		34,550
7.85%, 8/12/26	China	205,000		35,157
6.35%, 1/13/27	China	400,000		71,000
[e]Zhenro Properties Group Ltd., senior note, Reg S,
5.98%, 4/13/22	China	460,000		60,950
8.70%, 8/03/22	China	260,000		33,800
6.63%, 1/07/26	China	403,000		46,345

				5,212,887

Road & Rail 0.2%
[e]SF Holding Investment Ltd., senior bond, Reg S, 3.125%, 11/17/31	China	400,000		380,310
[e]Uber Technologies Inc., senior note, 144A,
7.50%, 9/15/27	United States	455,000		486,807
6.25%, 1/15/28	United States	394,000		402,522
4.50%, 8/15/29	United States	1,145,000		1,098,313

				2,367,952

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Semiconductors & Semiconductor Equipment 0.1%
[e]Microchip Technology Inc., senior secured note, 144A, 0.983%, 9/01/24	United States	85,000		$81,849
[e]TSMC Global Ltd., senior bond, Reg S, 2.25%, 4/23/31	Taiwan	1,000,000		931,191

				1,013,040

Software 0.0%†
Oracle Corp., senior bond, 3.95%, 3/25/51	United States	230,000		211,017

Specialty Retail 0.5%
[e]Carvana Co., senior note, 144A,
5.625%, 10/01/25	United States	180,000		172,845
[c]5.875%, 10/01/28	United States	195,000		174,384
4.875%, 9/01/29	United States	736,000		615,005
[e]China Grand Automotive Services Ltd., E, senior note, Reg S, 9.125%, 1/30/24	China	333,000		214,236
[e]Douglas GMBH, senior secured note, Reg S, 6.00%, 4/08/26	Germany	1,714,000	EUR	1,855,655
[e]Ferrellgas LP / Ferrellgas Finance Corp., senior note, 144A,
5.375%, 4/01/26	United States	43,000		40,475
5.875%, 4/01/29	United States	43,000		39,403
[e]Fertitta Entertainment LLC / Fertitta Entertainment Finance Co. Inc., 144A,
senior note, 6.75%, 1/15/30	United States	59,000		56,238
senior secured note, 4.625%, 1/15/29	United States	89,000		85,322
[e]Foot Locker Inc., senior note, 144A, 4.00%, 10/01/29	United States	217,000		197,859
[e]The Gap Inc., senior note, 144A, 3.625%, 10/01/29	United States	599,000		543,592
[e]Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	607,000		637,441
[e,i]Kirk Beauty Sun GMBH, senior note, Reg S, PIK, 8.25% 10/01/26	Germany	399,858	EUR	413,936
[e]Lithia Motors Inc., senior note, 144A, 3.875%, 6/01/29	United States	43,000		42,512
[e]LS Finance 2017 Ltd., senior note, Reg S,
4.80%, 6/18/26	Hong Kong	200,000		184,090
E, 4.875%, 7/15/24	Hong Kong	200,000		191,098
Macy’s Retail Holdings LLC, senior bond, 5.125%, 1/15/42	United States	700,000		618,187
[e]NMG Holding Co. Inc. / Neiman Marcus Group LLC, senior secured note, 144A, 7.125%, 4/01/26	United States	590,000		608,290
[e]Staples Inc., 144A,
senior note, 10.75%, 4/15/27	United States	300,000		279,955
senior secured note, 7.50%, 4/15/26	United States	300,000		296,961

				7,267,484

Thrifts & Mortgage Finance 0.1%
[e]IIFL Finance Ltd., E, senior secured note, Reg S, 5.875%, 4/20/23	India	400,000		389,080
[e]Indiabulls Housing Finance Ltd., E, senior secured note, Reg S, 6.375%, 5/28/22	India	600,000		589,020
[e]Nationstar Mortgage Holdings Inc., senior bond, 144A, 5.75%, 11/15/31	United States	140,000		135,612

				1,113,712

Tobacco 0.1%
Altria Group Inc., senior bond, 3.40%, 2/04/41	United States	75,000		62,201
Bat Capital Corp., senior bond, 3.984%, 9/25/50	United Kingdom	75,000		64,703
[b,e]Vector Group Ltd., senior note, 144A, 10.50%, 11/01/26	United States	1,566,000		1,610,490

				1,737,394

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Trading Companies & Distributors 0.0%†
Aircastle Ltd.,
[e,g]junior sub. note, 144A, 5.25% to 6/15/26, FRN thereafter, Perpetual	United States	55,000	$52,800
senior note, 4.25%, 6/15/26	United States	310,000	319,681
[e]BOC Aviation Ltd., G, senior note, Reg S, 3.00%, 5/23/22	Singapore	200,000	200,362

			572,843

Transportation Infrastructure 0.1%
[e]Adani Ports & Special Economic Zone Ltd.,
senior bond, Reg S, 3.828%, 2/02/32	India	500,000	456,057
senior note, 144A, 4.20%, 8/04/27	India	200,000	199,893

			655,950

Wireless Telecommunication Services 0.1%
[e]Bharti Airtel Ltd., senior bond, Reg S, 4.375%, 6/10/25	India	700,000	724,645
[e]Softbank Group Corp., senior bond, Reg S, 5.25%, 7/06/31	Japan	200,000	185,037

			909,682

Total Corporate Bonds and Notes (Cost $162,266,014)			155,416,928

Corporate Bonds and Notes in Reorganization 0.2%
Airlines 0.1%
[e,j]LATAM Finance Ltd., senior note, 144A,
6.875%, 4/11/24	Chile	400,000	368,500
7.00%, 3/01/26	Chile	1,600,000	1,510,208

			1,878,708

Metals & Mining 0.1%
[e,j]Samarco Mineracao SA, senior bond, Reg S,
4.125%, 11/01/22	Brazil	925,000	526,024
5.75%, 10/24/23	Brazil	184,000	112,259

			638,283

Real Estate Management & Development 0.0%†
[e,j]Kaisa Group Holdings Ltd., senior secured note, Reg S,
11.95%, 11/12/23	China	200,000	45,500
11.70%, 11/11/25	China	200,000	45,000

			90,500

Road & Rail 0.0%†
[b,f,j]Hertz Corp. Escrow, senior note, zero cpn., 1/15/28	United States	1,584,000	—

Total Corporate Bonds and Notes in Reorganization (Cost $3,043,895)			2,607,491

[h]Senior Floating Rate Interests 0.2%
Communications Equipment 0.0%†
Riverbed Technology Inc., Term Loan, 7.00%, (1-Month USD LIBOR + 6.00%), 12/08/26	United States	134,899	124,340

Consumer Discretionary Services 0.0%†
Motel 6, Term Loan B, 5.75%, (1-Month USD LIBOR + 5.00%), 9/09/26	United States	39,900	39,917
Travel Leaders Group LLC, Term Loan B, 4.209%, (1-Month USD LIBOR + 4.00%), 1/25/24	United States	480,937	454,606

			494,523

Diversified Financial Services 0.0%†
Ziggo BV, Term Loan H, 3.00%, (3-Month EURIBOR + 3.00%), 1/31/29	United States	115,000	125,031

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

[h]Senior Floating Rate Interests (continued)
Diversified Telecommunication Services 0.1%
Intelsat Jackson Holdings SA, Term Loan B, 4.75%, (1-Month SOFR + 4.25%), 2/01/29	United States	955,474		$943,531

Entertainment 0.0%†
Playtika Holding Corp., Term Loan B, 2.959%, (1-Month USD LIBOR + 2.75%), 3/13/28	United States	218,350		216,515

Equity Real Estate Investment Trusts (REITs) 0.0%†
The GEO Group Inc., Term Loan B, 2.75%, (3-Month USD LIBOR + 2.00%), 3/22/24	United States	267,216		247,843
McCarthy & Stone PLC, Term Loan B, 7.00%, 12/16/25	United Kingdom	170,938	GBP	229,313

				477,156

Insurance 0.0%†
AmWINS Group Inc., Term Loan B, 3.00%, (1-Month USD LIBOR + 2.25%), 2/19/28	United States	42,597		41,981

Media 0.1%
Advantage Sales & Marketing Inc., Term Loan B1, 5.25%, (3-Month USD LIBOR + 4.50%), 10/28/27	United States	538,014		533,309

Pharmaceuticals 0.0%†
Bausch Health Cos. Inc., Term Loan B, 5.75% (1-Month SOFR + 5.25%), 1/27/27	United States	292,912		290,135

Professional Services 0.0%†
CoreLogic Inc., Term Loan B, 4.00%, (1-Month USD LIBOR + 3.50%), 6/02/28	United States	169,575		167,667

Total Senior Floating Rate Interests (Cost $3,445,701)				3,414,188

Credit-Linked Notes 0.4%
[e]Citigroup Global Markets Holdings Inc., (Egypt), EMTN, senior note, 144A, zero cpn., 3/31/22	Egypt	11,771,928	EGP	744,741
[e]HSBC Bank PLC, (Egypt), senior note, 144A, zero cpn., 4/14/22	Egypt	12,550,000	EGP	787,031
[e]ICBC Standard Bank PLC, (Egypt), EMTN, 144A, zero cpn., 3/17/22	Egypt	42,000,000	EGP	2,662,362
[e]JPMorgan Chase Bank NA, (Egypt), senior note, 144A, zero cpn., 3/17/22	Egypt	12,389,000	EGP	785,475

Total Credit-Linked Notes (Cost $4,973,726)				4,979,609

Foreign Government and Agency Securities 4.5%
[e]Airport Authority Hong Kong, senior bond, Reg S, 3.25%, 1/12/52	Hong Kong	500,000		470,613
[e]Export-Import Bank of India, E, senior bond, Reg S, 4.00%, 1/14/23	India	500,000		508,260
[e]CBB International Sukuk Programme Co. Wll, senior note, 144A, 3.875%, 5/18/29	Bahrain	2,303,000		2,208,943
[e]Export-Import Bank of Korea, senior note, 144A,
4.89%, 8/09/23	South Korea	35,800,000	INR	468,718
Reg S, 6.75%, 8/09/22	South Korea	7,100,000	INR	94,735
[e]Government of Angola, senior bond, Reg S,
9.50%, 11/12/25	Angola	1,884,000		2,016,973
8.25%, 5/09/28	Angola	1,015,000		1,013,731
8.00%, 11/26/29	Angola	2,340,000		2,298,678
9.375%, 5/08/48	Angola	1,102,000		1,043,750
Government of Argentina, senior bond,
1.125%, 7/09/35	Argentina	7,039,418		2,092,467
2.00%, 1/09/38	Argentina	6,871,545		2,559,650
2.50%, 7/09/41	Argentina	2,188,360		748,419

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*			Value

Foreign Government and Agency Securities (continued)
[e]Government of Bahrain, senior bond, Reg S, 7.00%, 1/26/26	Bahrain	467,000			$501,924
Government of Brazil, senior bond,
10.00%, 1/01/25	Brazil	2,657,000		BRL	500,162
3.875%, 6/12/30	Brazil	352,000			329,254
[e]Government of Dominican Republic,
senior bond, 144A, 6.00%, 2/22/33	Dominican Republic	250,000			246,282
senior note, 144A, 5.50%, 2/22/29	Dominican Republic	150,000			149,536
senior note, Reg S, 5.50%, 2/22/29	Dominican Republic	1,870,000			1,864,222
[e]Government of Ecuador, senior bond, Reg S, 1.00%, 7/31/35	Ecuador	2,808,556			1,980,060
Government of Egypt,
[e]senior bond, 144A,
5.875%, 2/16/31	Egypt	487,000			379,300
[e]senior bond, Reg S, 7.50%, 1/31/27	Egypt	2,519,000			2,411,134
[e]senior bond, Reg S, 7.60%, 3/01/29	Egypt	789,000			709,870
senior note, zero cpn., 3/22/22	Egypt	16,900,000		EGP	1,071,760
[e]Government of El Salvador, senior bond, Reg S, 7.75%, 1/24/23	El Salvador	895,000			760,750
[e]Government of Germany, senior bond, Reg S,
zero cpn., 2/15/31	Germany	146,000		EUR	162,475
zero cpn., 2/15/32	Germany	300,000		EUR	331,146
0.50%, 2/15/28	Germany	100,111		EUR	116,206
[e]Government of Ghana,
Reg S, 10.75%, 10/14/30	Ghana	1,048,000			1,026,636
senior note, 144A, zero cpn., 4/07/25	Ghana	278,000			163,942
senior note, 144A, 7.75%, 4/07/29	Ghana	372,000			255,192
[e]Government of Iraq, senior bond, Reg S, 5.80%, 1/15/28	Iraq	717,000			690,797
Government of Italy, senior note, 2.375%, 10/17/24	Italy	350,000			351,859
[e]Government of Jordan, 144A,
senior bond, 5.85%, 7/07/30	Jordan	386,000			363,708
senior note, 4.95%, 7/07/25	Jordan	578,000			580,491
Government of Mexico,
senior bond, 4.28%, 8/14/41	Mexico	350,000			329,416
senior bond, 3.771%, 5/24/61	Mexico	210,000			170,954
senior bond, M, 7.75%, 5/29/31	Mexico	12,230,000	[k]	MXN	591,639
senior bond, M 30, 8.50%, 11/18/38	Mexico	4,770,400	[k]	MXN	241,818
senior note, M, 6.75%, 3/09/23	Mexico	9,060,800	[k]	MXN	439,954
[e]Government of Nigeria, Reg S,
senior bond, 7.375%, 9/28/33	Nigeria	368,000			326,948
senior note, 7.625%, 11/21/25	Nigeria	1,884,000			2,000,337
senior note, 6.125%, 9/28/28	Nigeria	4,709,000			4,329,229
[e]Government of Oman,
senior bond, Reg S, 5.625%, 1/17/28	Oman	1,500,000			1,533,375
senior bond, Reg S, 6.25%, 1/25/31	Oman	830,000			863,612
senior bond, Reg S, 6.75%, 1/17/48	Oman	1,894,000			1,823,869
senior bond, Reg S, 7.00%, 1/25/51	Oman	286,000			283,721
senior note, 144A, 4.875%, 6/15/30	Oman	221,000			231,968
[e]Government of Saudi Arabia, senior bond,
144A, 2.75%, 2/03/32	Saudi Arabia	910,000			904,563
144A, 3.75%, 1/21/55	Saudi Arabia	354,000			345,723
Reg S, 2.75%, 2/03/32	Saudi Arabia	302,000			300,196
Government of South Africa, senior bond,
R186, 10.50%, 12/21/26	South Africa	68,117,200		ZAR	4,924,770
2030, 8.00%, 1/31/30	South Africa	5,401,426		ZAR	323,641
2032, 8.25%, 3/31/32	South Africa	10,706,466		ZAR	626,517
2037, 8.50%, 1/31/37	South Africa	10,097,786		ZAR	559,226
[e]Government of Sri Lanka, senior bond, Reg S, 7.55%, 3/28/30	Sri Lanka	955,000			427,362

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country		Principal Amount*		Value

Foreign Government and Agency Securities (continued)
[e]Government of Tunisian Republic, senior note, Reg S,
6.75%, 10/31/23	Tunisia		469,000	EUR	$445,162
5.625%, 2/17/24	Tunisia		831,000	EUR	737,711
Government of Turkey,
senior bond, 4.25%, 4/14/26	Turkey		408,000		364,254
senior note, 6.375%, 10/14/25	Turkey		645,000		628,604
[e]Government of Ukraine, senior bond, Reg S,
7.375%, 9/25/32	Ukraine		1,173,000		399,577
senior bond, Reg S, 1.258%, 5/31/40	Ukraine		3,768,000		912,964
senior note, 144A, 6.876%, 5/21/29	Ukraine		302,000		103,565
senior note, Reg S, 6.876%, 5/21/29	Ukraine		966,000		331,269
[e]Government of Zambia, senior bond, Reg S,
8.50%, 4/14/24	Zambia		1,363,000		1,029,841
8.97%, 7/30/27	Zambia		1,382,000		1,027,833
[e]Hazine Mustesarligi Varlik Kiralama AS, senior note, Reg S, 7.25%, 2/24/27	Turkey		1,220,000		1,212,314
International Finance Corp., senior note, 5.85%, 11/25/22	Supranational	[l]	8,120,000	INR	108,584
Provincia de Buenos Aires,
[h]FRN, 39.486%, (ARS BADLAR + 3.83%), 5/31/22	Argentina		18,295,000	ARS	79,509
[e,h]144A, Reg S, FRN, 41.627%, (ARS BADLAR + 3.75%), 4/12/25	Argentina		3,670,000	ARS	16,861
[e]senior bond, 144A, 3.90%, 9/01/37	Argentina		3,480,000	ARS	1,483,350

Total Foreign Government and Agency Securities (Cost $68,993,763)					60,931,879

U.S. Government and Agency Securities (Cost $749,642) 0.0%†
U.S. Treasury Note, 1.625%, 5/15/31	United States		738,000		725,402

Asset-Backed Securities and Commercial Mortgage-Backed Securities 7.0%
Diversified Financial Services 5.1%
[e]AASET Trust, 144A, 2021-1A, A,
2.95%, 11/16/41	United States		241,475		228,444
2021-1A, B, 3.80%, 11/16/41	United States		1,253,514		1,146,238
[e]Accelerated Assets LLC, 2018-1, B, 144A, 4.51%, 12/02/33	United States		42,384		42,658
[m]ACE Securities Corp. Home Equity Loan Trust, 2003-FM1, M1, FRN, 1.477%, (1-Month USD LIBOR + 1.29%), 11/25/32	United States		1,097,245		1,136,247
[e]Adams Outdoor Advertising LP, 2018-1, A, 144A, 4.81%, 11/15/48	United States		173,036		176,898
[e,m]AGL CLO 3 Ltd., 2020-3A, C, 144A, FRN, 2.391%, (3-Month USD LIBOR + 2.15%), 1/15/33	United States		285,000		284,328
[e]AIM Aviation Finance Ltd., 2015-1A, B1, 144A, 5.072%, 2/15/40	United States		170,624		62,286
[e,m]Allegro CLO VI Ltd., 2018-2A, D, 144A, FRN, 2.991%, (3-Month USD LIBOR + 2.75%), 1/17/31	United States		250,000		244,309
[e]American Credit Acceptance Receivables Trust, 144A,
2020-3, D, 2.40%, 6/15/26	United States		200,000		200,743
2020-4, D, 1.77%, 12/14/26	United States		185,000		183,079
[e,m]Arbor Realty Commercial Real Estate Notes Ltd., 144A, FRN,
2021-FL1, D, 3.141%, (1-Month USD LIBOR + 2.95%), 12/15/35	United States		1,000,000		996,183
2022-FL1, D, 3.05%, (SOFR + 3.00%), 1/15/37	United States		1,000,000		1,000,008
[e]Arbys Funding LLC, 2020-1A, A2, 144A, 3.237%, 7/30/50	United States		98,500		97,692
[m]Argent Securities Inc., 2004-W3, M4, FRN, 4.762%, (1-Month USD LIBOR + 4.58%), 2/25/34	United States		166,321		189,311
[e]Avis Budget Rental Car Funding AESOP LLC, 144A, 2020-2A, B, 2.96%, 2/20/27	United States		100,000		101,201

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[e]Avis Budget Rental Car Funding AESOP LLC, 144A, (continued) 2020-2A, C, 4.25%, 2/20/27	United States	100,000	$104,013
[e,m]Barings CLO Ltd., 2019-4A, C, 144A, FRN, 3.041%, (3-Month USD LIBOR + 2.80%), 1/15/33	United States	400,000	399,140
[n]Bear Stearns ALT-A Trust, 2006-3, 21A1, FRN, 2.676%, 5/25/36	United States	1,091,607	917,070
[e,n]Binom Securitization Trust, 2022-RPL1, M1, 144A, FRN, 3.00%, 2/25/61	United States	160,000	156,151
[e]Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A, A, 144A, 4.213%, 12/16/41	United States	174,241	169,316
[e,m]BNPP IP CLO Ltd., 2017-2A, DR, 144A, FRN, 3.799%, (3-Month USD LIBOR + 3.50%), 10/30/25	United States	1,250,000	1,246,331
[e,m]BSPRT Issuer Ltd., 2019-FL5, E, 144A, FRN, 3.041%, (1-Month USD LIBOR + 2.85%), 5/15/29	United States	1,000,000	999,979
[e,m]BX Commercial Mortgage Trust, 2019-XL, E, 144A, FRN, 1.991%, (1-Month USD LIBOR + 1.80%), 10/15/36	United States	340,000	336,651
California Republic Auto Receivables Trust, 2018-1, D, 4.33%, 4/15/25	United States	115,000	116,521
[e,m]Carlyle US CLO Ltd., 2017-4A, C, 144A, FRN, 3.041%, (3-Month USD LIBOR + 2.80%), 1/15/30	United States	250,000	241,802
Carvana Auto Receivables Trust, 2021-N4, D, 2.30%, 9/11/28	United States	100,000	98,259
[e]Castlelake Aircraft Structured Trust, 2021-1A, A, 144A, 3.474%, 1/15/46	United States	336,889	336,613
[e,m]Catamaran CLO Ltd., 144A, FRN,
2014-2, C, 3.741%, (3-Month USD LIBOR + 3.50%), 10/18/26	United States	2,030,000	2,033,042
2014-2A, D, 5.091%, (3-Month USD LIBOR + 4.85%), 10/18/26	United States	1,001,410	990,009
[e,m]CHCP Ltd., 2021-FL1, C, 144A, FRN, 2.263%, (SOFR + 2.21%), 2/15/38	United States	1,000,000	995,245
CHL Mortgage Pass-Through Trust, 2004-4, M,
5.50%, 5/25/34	United States	792,480	520,870
2006-21, A8, 5.75%, 2/25/37	United States	333,119	221,713
[n]2006-HYB1, 2A2C, FRN, 2.68%, 3/20/36	United States	1,211,308	1,180,970
[n]2006-HYB4, 3B, FRN, 3.464%, 6/20/36	United States	1,587,013	1,306,470
[e,m]CIFC Funding Ltd., 2021-7A, D, 144A, FRN, 3.128%, (3-Month USD LIBOR + 3.00%), 1/23/35	United States	315,000	307,553
[e]CLI Funding VIII LLC, 2021-1A, A, 144A, 1.64%, 2/18/46	United States	360,086	341,924
[e,m]Connecticut Avenue Securities Trust, 144A, FRN,
2019-R01, 2B1, 4.537%, (1-Month USD LIBOR + 4.35%), 7/25/31	United States	1,910,000	1,936,741
2020-R01, 1M2, 2.237%, (1-Month USD LIBOR + 2.05%), 1/25/40	United States	36,271	36,245
2021-R01, 1B1, 3.149%, (SOFR + 3.10%), 10/25/41	United States	100,000	94,424
[e]CoreVest American Finance Trust, 144A,
2019-2, B, 3.424%, 6/15/52	United States	100,000	100,297
2020-4, C, 2.25%, 12/15/52	United States	100,000	91,383
[e]CSMC Trust, 144A,
[n]2019-RP10, A1, FRN, 2.964%, 12/26/59	United States	133,022	132,895
[n]2020-RPL3, A1, FRN, 2.691%, 3/25/60	United States	103,145	102,360
2021-RPL1, A2, 3.937%, 9/27/60	United States	155,000	151,141
[e,m]Cutwater Ltd., 2017-1A, CR, 144A, FRN, 3.841%, (3-Month USD LIBOR + 3.60%), 7/15/26	United States	1,000,000	1,003,086
[e]DB Master Finance LLC, 144A,
2019-1A, A23, 4.352%, 5/20/49	United States	146,250	152,371
2021-1A, A2II, 2.493%, 11/20/51	United States	54,863	52,840

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[e,n]DBUBS Mortgage Trust, 2017-BRBK, D, 144A, FRN, 3.53%, 10/10/34	United States	100,000	$98,070
[e]Domino’s Pizza Master Issuer LLC, 144A,	United States	163,200	168,119
2017-1A, A23, 4.118%, 7/25/47
2018-1A, A2II, 4.328%, 7/25/48	United States	174,150	180,081
2019-1A, A2, 3.668%, 10/25/49	United States	166,600	170,648
2021-1A, A2I, 2.662%, 4/25/51	United States	223,313	214,854
Drive Auto Receivables Trust, 2018-3, D, 4.30%, 9/16/24	United States	8,958	9,053
[e]DT Auto Owner Trust, 144A,	United States	80,000	79,109
2020-3A, D, 1.84%, 6/15/26
2021-4A, D, 1.99%, 9/15/27	United States	105,000	101,481
[e]Education Funding Trust Trust, 2020-A, A, 144A, 2.79%, 7/25/41	United States	94,718	94,116
Exeter Automobile Receivables Trust,	United States	90,000	93,191
e2020-2A, D, 144A, 4.73%, 4/15/26
2020-3A, C, 1.32%, 7/15/25	United States	145,000	145,001
[n]Fannie Mae Grantor Trust, 2004-T5, AB7, FRN, 0.608%, 5/28/35	United States	299,003	288,093
[e]First Investors Auto Owner Trust, 2019-2A, D, 144A, 2.80%, 12/15/25	United States	40,000	40,426
[e]FirstKey Homes Trust, 144A,	United States	225,000	217,627
2020-SFR1, F1, 3.638%, 8/17/37
2020-SFR2, F1, 3.017%, 10/19/37	United States	320,000	298,585
[e]Flagship Credit Auto Trust, 144A,	United States	90,000	90,588
2019-4, D, 3.12%, 1/15/26
2022-1, D, 3.64%, 3/15/28	United States	225,000	225,377
[e,m]Galaxy XXVI CLO Ltd., 2018-26A, E, 144A, FRN, 6.33%, (3- Month USD LIBOR + 5.85%), 11/22/31	United States	260,000	253,453
[e,m]Gilbert Park CLO Ltd., 2017-1A, D, 144A, FRN, 3.191%, (3-Month USD LIBOR + 2.95%), 10/15/30	United States	250,000	249,087
[e]GLS Auto Receivables Trust, 144A,
2020-1A, C, 2.72%, 11/17/25	United States	150,000	151,000
2020-3A, C, 1.92%, 5/15/25	United States	330,000	330,326
[e,m]GPMT Ltd., 2018-FL1, C, 144A, FRN, 2.321%, (1-Month USD LIBOR + 2.15%), 11/19/35	United States	1,052,054	1,052,580
[e,m]Grand Avenue CRE, 2019-FL1, D, 144A, FRN, 2.991%, (1-Month USD LIBOR + 2.80%), 6/15/37	United States	1,250,000	1,250,141
[e,m]Greystone CRE Notes Ltd., 2021-HC2, A, 144A, FRN, 1.991%, (1-Month USD LIBOR + 1.80%), 12/15/39	United States	105,000	105,105
[e,m]GSRPM Mortgage Loan Trust, 2002-1A, M1, 144A, FRN, 2.137%, (1-Month USD LIBOR + 1.95%), 11/25/31	United States	813,260	812,243
[e,m]Halcyon Loan Advisors Funding Ltd., 2014-1A, D, 144A, FRN, 3.741%, (3-Month USD LIBOR + 3.50%), 4/18/26	United States	979,057	979,411
[e]HPEFS Equipment Trust, 2020-2A, D, 144A, 2.79%, 7/22/30	United States	325,000	327,941
[e,m]JFIN CLO Ltd., 2018-1A, DR, 144A, FRN, 3.668%, (3-Month USD LIBOR + 3.40%), 10/27/28	United States	1,000,000	1,001,231
[e]Kestrel Aircraft Funding Ltd., 2018-1A, A, 144A, 4.25%, 12/15/38	United States	205,468	197,832
[e]Legacy Mortgage Asset Trust, 144A,	United States	81,872	82,156
2019-GS3, A1, 3.75%, 4/25/59
2019-GS4, A1, 3.438%, 5/25/59	United States	130,487	130,805
2019-PR1, A2, 4.50%, 9/25/59	United States	1,600,000	1,594,308
2020-GS1, A1, 2.882%, 10/25/59	United States	207,907	208,285
[e,m]Loancore Issuer Ltd., 2021-KF112, D, 144A, FRN, 3.141%, (1- Month USD LIBOR + 2.95%), 5/15/28	United States	1,600,000	1,598,845
[e,m]Madison Park Funding XXXI Ltd., 2018-31A, D, 144A, FRN, 3.259%, (3-Month USD LIBOR + 3.00%), 1/23/31	United States	335,000	330,917
[e,m]Marathon CLO V Ltd., 2017-5A, CR, 144A, FRN, 3.23%, (3- Month USD LIBOR + 2.75%), 11/21/27	United States	2,200,000	2,137,651

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[e,m]Marathon CLO VI Ltd., 2018-6A, CR2, 144A, FRN, 3.895%, (3-
Month USD LIBOR + 3.50%), 5/13/28	United States	1,000,000	$968,757
[e]Marlette Funding Trust, 144A,
2019-4A, B, 2.95%, 12/17/29	United States	228,785	229,250
2022-1A, D, 3.39%, 4/15/32	United States	320,000	315,855
[m]Merrill Lynch Mortgage Investors Trust Series, 2007-MLN1, A2D,
FRN, 0.507%, (1-Month USD LIBOR + 0.32%), 3/25/37	United States	825,072	777,386
[e,m]MF1 Ltd., 2022-FL8, D, 144A, FRN, 2.698%, (SOFR + 2.65%), 2/19/37	United States	500,000	499,924
[e,n]Mill City Mortgage Loan Trust, 2021-NMR1, M3, 144A, FRN, 2.50%, 11/25/60	United States	100,000	95,661
[m]MortgageIT Mortgage Loan Trust, 2006-1, 2A1B, FRN, 0.747%,
(1-Month USD LIBOR + 0.56%), 4/25/36	United States	586,983	243,120
[e,m]Mountain View CLO Ltd., 2018-1A, DRR, 144A, FRN, 3.891%, (3- Month USD LIBOR + 3.65%), 10/15/26	United States	2,000,000	2,002,898
[e]MVW LLC, 2020-1A, C, 144A, 4.21%, 10/20/37	United States	167,610	168,856
[e]MVW Owner Trust, 2019-1A, C, 144A, 3.33%, 11/20/36	United States	49,267	49,081
[e]Navient Private Education Refi Loan Trust, 144A,
2019-FA, B, 3.12%, 8/15/68	United States	210,000	208,567
2019-GA, B, 3.08%, 10/15/68	United States	140,000	140,262
[e,m]Neuberger Berman CLO XIV Ltd., 2020-14A, CR2, 144A, FRN, 2.178%, (3-Month USD LIBOR + 1.90%), 1/28/30	United States	410,000	408,848
[e,m]Neuberger Berman Loan Advisers CLO Ltd., 2018-27A, E, 144A, FRN, 5.441%, (3-Month USD LIBOR + 5.20%), 1/15/30	United States	350,000	341,765
[m]Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2004-AR4, M2, FRN, 1.687%, (1-Month USD LIBOR + 1.50%), 12/25/34	United States	750,674	693,663
[m]Nomura Home Equity Loan Inc. Home Equity Loan Trust Series, 2006-WF1, M4, FRN, 0.742%, (1-Month USD LIBOR + 0.56%), 3/25/36	United States	1,332,820	1,337,625
[e,m]OCP CLO Ltd., 2021-21A, D, 144A, FRN, 3.204%, (3-Month USD LIBOR + 2.95%), 7/20/34	United States	330,000	322,478
[e,m]Octagon Investment Partners XXII Ltd., 2018-1A, CRR, 144A, FRN, 2.159%, (3-Month USD LIBOR + 1.90%), 1/22/30	United States	250,000	247,755
[e,m]OHA Credit Funding 2 Ltd., 2021-2A, DR, 144A, FRN, 3.555%, (3-Month USD LIBOR + 3.30%), 4/21/34	United States	335,000	328,977
[e,m]OHA Credit Funding 4 Ltd., 2021-4A, ER, 144A, FRN, 6.659%, (3-Month USD LIBOR + 6.40%), 10/22/36	United States	310,000	306,613
[e]OneMain Financial Issuance Trust, 144A,
2015-3A, B, 4.16%, 11/20/28	United States	54,042	54,124
2020-2A, C, 2.76%, 9/14/35	United States	100,000	98,835
[e,m]Pikes Peak CLO, 2021-4A, ER, 144A, FRN, 6.851%, (3-Month USD LIBOR + 6.61%), 7/15/34	United States	250,000	243,336
[e]Planet Fitness Master Issuer LLC, 2019-1A, A2, 144A, 3.858%, 12/05/49	United States	147,000	146,755
[e]Prestige Auto Receivables Trust, 144A,
2019-1A, E, 3.90%, 5/15/26	United States	100,000	100,712
2020-1A, E, 3.67%, 2/15/28	United States	100,000	100,563
[e]Progress Residential Trust, 144A,
2019-SFR2, E, 4.142%, 5/17/36	United States	175,000	173,327
2020-SFR3, F, 2.796%, 10/17/27	United States	100,000	93,311
2021-SFR2, E2, 2.647%, 4/19/38	United States	100,000	93,082
2021-SFR4, F, 3.407%, 5/17/38	United States	230,000	217,794

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
[e]Progress Residential Trust, 144A, (continued) 2021-SFR7, F, 3.834%, 8/17/40	United States	260,000	$241,573
[m]Ramp Series Trust, 2003-RS9, MII3, FRN, 3.412%, (1-Month USD LIBOR + 2.15%), 10/25/33	United States	1,140,907	1,145,111
Santander Drive Auto Receivables Trust,
2020-1, D, 5.35%, 3/15/28	United States	240,000	250,807
2020-2, D, 2.22%, 9/15/26	United States	100,000	100,481
[m]Saxon Asset Securities Trust, 2002-3, M2, FRN, 2.774%, (1-
Month USD LIBOR + 2.59%), 12/25/32	United States	1,133,472	1,143,297
[e]SCF Equipment Leasing LLC, 2021-1A, E, 144A, 3.56%, 8/20/32	United States	100,000	98,944
[e,n]Security National Mortgage Loan Trust, 2004-1A, AF3, 144A, FRN, 6.42%, 6/25/32	United States	1,652,766	1,416,687
[e]Sierra Timeshare Receivables Funding LLC, 2021-1A, C, 144A, 1.79%, 11/20/37	United States	163,845	161,061
[e,m]Silvermore CLO Ltd., 2014-1A, C, 144A, FRN, 3.956%, (3-Month
USD LIBOR + 3.45%), 5/15/26	United States	1,250,000	1,251,690
[e]S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	372,728	363,411
[m]SLM Private Credit Student Loan Trust, 2003-B, A3, FRN, 2.806%, (28-Day T-Bill + 1.00%), 3/15/33	United States	150,000	146,384
[e,m]SMB Private Education Loan Trust, 2017-B, A2B, 144A, FRN, 0.941%, (1-Month USD LIBOR + 0.75%), 10/15/35	United States	48,809	48,689
[e]SoFi Consumer Loan Program Trust, 144A, 2018-1, B, 3.65%, 2/25/27	United States	12,280	12,312
2019-4, C, 2.84%, 8/25/28	United States	130,000	130,934
[m]Soundview Home Loan Trust, 2006-WF2, M3, FRN, 0.862%, (1-Month USD LIBOR + 0.68%), 12/25/36	United States	1,747,980	2,443,467
[e]SpringCastle America Funding LLC, 2020-AA, A, 144A, 1.97%, 9/25/37	United States	180,403	178,799
[e]Sprite Ltd., 2017-1, B, 144A, 5.75%, 12/15/37	United States	52,490	46,729
[e]Stack Infrastructure Issuer LLC, 2019-1A, A2, 144A, 4.54%, 2/25/44	United States	121,250	123,800
[e,m]Staniford Street CLO Ltd., 2014-1A, D, 144A, FRN, 3.703%, (3-Month USD LIBOR + 3.50%), 6/15/25	United States	895,387	897,100
[e,m]Starwood Retail Property Trust, 2014-STAR, E, 144A, FRN, 4.592%, (1-Month USD LIBOR + 4.40%), 11/15/27	United States	200,000	875
[e]Textainer Marine Containers VII Ltd., 2021-1A, A, 144A, 1.68%, 2/20/46	Bermuda	174,800	165,872
[e,n]Towd Point Mortgage Trust, 144A, FRN,
2018-5, M1, 3.25%, 7/25/58	United States	100,000	100,269
2019-2, M1, 3.75%, 12/25/58	United States	200,000	206,420
2019-4, A1, 2.90%, 10/25/59	United States	272,755	279,759
[e]Tricon American Homes Trust, 2020-SFR2, E1, 144A, 2.73%, 11/17/39	United States	100,000	92,385
[e,m]TRTX Issuer Ltd., 2022-FL5, AS, 144A, FRN, 2.20%, (SOFR + 2.15%), 2/15/39	United States	1,000,000	1,000,012
[e]VCAT LLC, 144A,
2021-NPL1, A1, 2.289%, 12/26/50	United States	70,746	69,885
2021-NPL5, A1, 1.868%, 8/25/51	United States	94,458	91,748
[e,m]VMC Finance LLC, 144A, FRN,
2019-FL3, C, 2.17%, (1-Month USD LIBOR + 2.05%), 9/15/36	United States	880,961	870,224
2019-FL3, D, 2.77%, (1-Month USD LIBOR + 2.65%), 9/15/36	United States	880,961	873,710
2021-FL4, C, 2.387%, (1-Month USD LIBOR + 2.25%), 6/16/36	United States	1,000,000	998,657
[e,m]Voya CLO Ltd., 2014-3A, D, 144A, FRN, 5.258%, (3-Month USD LIBOR + 5.00%), 7/25/26	United States	2,100,000	2,093,448

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
[e,n]WaMu Commercial Mortgage Securities Trust, 2007-SL2, G, 144A, FRN, 2.304%, 12/27/49	United States	2,866,082	$2,343,566
[e]Wave Trust, 2017-1A, A, 144A, 3.844%, 11/15/42	United States	175,440	171,627
[n]Wells Fargo Mortgage Backed Securities Trust, 2007-AR6, A2, FRN, 2.544%, 10/25/37	United States	131,924	129,106
[e]Wendy’s Funding LLC, 2018-1A, A2II, 144A, 3.884%, 3/15/48	United States	211,200	215,470
[e]Westlake Automobile Receivables Trust, 2020-3A, D, 144A, 1.65%, 2/17/26	United States	120,000	117,709
			69,301,984
Equity Real Estate Investment Trusts (REITs) 0.0%†
[e]American Homes 4 Rent, 144A,
2014-SFR2, E, 6.231%, 10/17/36	United States	250,000	263,493
2014-SFR3, E, 6.418%, 12/17/36	United States	100,000	105,405
2015-SFR1, E, 5.639%, 4/17/52	United States	210,000	220,172
[e]Diamond Resorts Owner Trust,
144A, 2017-1A, C, 6.07%, 10/22/29	United States	14,696	14,717
2018-1, C, 4.53%, 1/21/31	United States	35,976	36,317
2019-1A, B, 3.53%, 2/20/32	United States	33,805	33,911
			674,015
Mortgage Real Estate Investment Trusts (REITs) 1.9%
[e]510 Asset Backed Trust, 2021-NPL1, A1, 144A, 2.24%, 6/25/61	United States	135,336	131,572
[m]American Home Mortgage Investment Trust, 2006-1, 11A1, FRN, 0.467%, (1-Month USD LIBOR + 0.28%), 3/25/46	United States	138,023	133,094
Banc of America Alternative Loan Trust, 2003-8, 1CB1, 5.50%, 10/25/33	United States	3,440	3,503
Banc of America Funding Trust,
2003-1, B2, 6.00%, 5/20/33	United States	170,304	111,450
2005-8, 1A1, 5.50%, 1/25/36	United States	291,595	278,128
2007-4, 5A1, 5.50%, 11/25/34	United States	39,853	39,509
[n]Banc of America Mortgage Trust, 2005-A, 2A1, FRN, 2.525%, 2/25/35	United States	2,524	2,615
[e,m]BBCMS Mortgage Trust, 2020-BID, B, 144A, FRN, 2.731%, (1- Month USD LIBOR + 2.54%), 10/15/37	United States	210,000	210,317
[e,m]BCAP LLC Trust, 2012-RR4, 9A7, 144A, FRN, 0.268%, (1-Month USD LIBOR + 0.08%), 11/26/36	United States	373,449	386,171
[e,m]BDS Ltd., 2020-FL6, D, 144A, FRN, 2.913%, (SOFR + 2.86%), 9/15/35	United States	1,100,000	1,104,882
[n]Bear Stearns ARM Trust, 2007-4, 12A1, FRN, 3.009%, 5/25/37	United States	1,207,893	1,191,762
[e,m]BPR Trust, 2021-NRD, F, 144A, FRN, 6.965%, (SOFR + 6.87%), 12/15/23	United States	140,000	138,593
[e,m]BXMT Ltd., 2021-FL4, C, 144A, FRN, 1.941%, (1-Month USD LIBOR + 1.75%), 5/15/38	United States	2,500,000	2,466,406
[e]CIM Trust, 2021-NR2, A1, 144A, 2.568%, 7/25/59	United States	164,419	161,805
[e,n]Citigroup Commercial Mortgage Trust, 2014-GC21, D, 144A, FRN, 4.944%, 5/10/47	United States	330,000	315,611
Citigroup Mortgage Loan Trust,
2006-WF1, A2C, 4.846%, 3/25/36	United States	463,430	272,489
[e,n]2009-10, 6A2, 144A, FRN, 2.166%, 9/25/34	United States	26,945	28,112
[e]2019-E, A1, 144A, 3.228%, 11/25/70	United States	197,564	197,867
Countrywide Alternative Loan Trust,
2003-22CB, 1A1, 5.75%, 12/25/33	United States	27,274	27,823
2004-16CB, 1A1, 5.50%, 7/25/34	United States	12,814	12,992
2004-16CB, 3A1, 5.50%, 8/25/34	United States	13,236	13,421
2004-28CB, 3A1, 6.00%, 1/25/35	United States	190,155	190,998
2004-3T1, M, 6.00%, 5/25/34	United States	217,249	177,553

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Countrywide Alternative Loan Trust, (continued)
2004-J10, 2CB1, 6.00%, 9/25/34	United States	38,588	$39,406
2005-J1, 2A1, 5.50%, 2/25/25	United States	1,482	1,482
2007-6, A4, 5.75%, 4/25/47	United States	1,105,457	880,328
[n]Countrywide Home Loans Mortgage Pass-Through Trust, 2004- HYB4, 2A1, FRN, 2.715%, 9/20/34	United States	35,083	35,153
Credit Suisse First Boston Mortgage Securities Corp.,
2002-10, 1B, 7.50%, 5/25/32	United States	149,864	130,152
2003-27, 4A4, 5.75%, 11/25/33	United States	12,291	12,877
2005-8, 1A3, 5.25%, 9/25/35	United States	87,437	84,388
[e]CSMC OA LLC, 144A,
2014-USA, A2, 3.953%, 9/15/37	United States	150,000	152,289
2014-USA, E, 4.373%, 9/15/37	United States	400,000	348,095
[m]DSLA Mortgage Loan Trust, 2005-AR5, 2A1A, FRN, 0.831%, (1- Month USD LIBOR + 0.66%), 9/19/45	United States	30,453	22,452
[m]Federal Home Loan Mortgage Corp.,
2017-DNA1, B1, FRN, 5.137%, (1-Month USD LIBOR + 4.95%), 7/25/29	United States	1,210,000	1,291,596
[e]2021-DNA7, M2, 144A, FRN, 1.849%, (SOFR + 1.80%), 11/25/41	United States	100,000	96,623
[m]FHLMC Structured Agency Credit Risk Debt Notes, 2015-DNA1, M3, FRN, 3.487%, (1-Month USD LIBOR + 3.30%), 10/25/27	United States	70,094	71,191
[n]GS Mortgage Securities Trust, FRN,
[e]2011-GC5, C, 144A, 5.158%, 8/10/44	United States	100,000	83,507
[e]2011-GC5, D, 144A, 5.158%, 8/10/44	United States	195,000	93,112
[e]2013-G1, B, 144A, 3.60%, 4/10/31	United States	110,000	106,163
2014-GC18, B, 4.885%, 1/10/47	United States	100,000	98,233
GSR Mortgage Loan Trust,
2005-4F, 6A1, 6.50%, 2/25/35	United States	7,624	7,620
[n]2005-AR6, 4A5, FRN, 2.719%, 9/25/35	United States	21,630	21,744
[m]Harborview Mortgage Loan Trust, 2004-11, 2A2A, FRN, 0.811%, (1-Month USD LIBOR + 0.64%), 1/19/35	United States	66,270	60,656
IndyMac INDX Mortgage Loan Trust, FRN,
[n]2004-AR15, B1, 2.53%, 2/25/35	United States	1,432,361	1,234,980
[m]2004-AR7, A5, 1.407%, (1-Month USD LIBOR + 1.22%), 9/25/34	United States	34,156	32,669
[n]2005-AR11, A3, 2.945%, 8/25/35	United States	38,251	34,795
[m]2006-AR2, 2A1, 0.607%, (1-Month USD LIBOR + 0.42%), 2/25/46	United States	165,569	132,551
[n]2006-AR3, 3A1A, 3.06%, 4/25/36	United States	1,710,186	1,718,576
[e,n]Jefferies Resecuritization Trust, 2009-R12, 2A2, 144A, FRN, 2.551%, 1/26/35	United States	139,094	138,070
[n]JPMorgan Alternative Loan Trust, 2006-A2, 2A2, FRN, 2.917%, 5/25/36	United States	1,260,999	941,301
[e,n]JPMorgan Chase Commercial Mortgage Securities Trust, 144A, FRN,
2012-C8, C, 4.624%, 10/15/45	United States	100,000	100,018
2012-LC9, C, 4.363%, 12/15/47	United States	100,000	100,012
2012-LC9, D, 4.363%, 12/15/47	United States	120,000	118,209
JPMorgan Mortgage Trust,
2004-S1, 2A1, 6.00%, 9/25/34	United States	60,151	62,275
[n]2006-A3, 2B1, FRN, 2.661%, 4/25/35	United States	1,855,736	1,270,294
[n]2007-A1, 4A2, FRN, 2.315%, 7/25/35	United States	1,016	1,021
[e,n]2020-2, B4, 144A, FRN, 3.871%, 7/25/50	United States	978,986	954,921
[m]Lehman XS Trust, 2006-2N, 1A1, FRN, 0.707%, (1-Month USD LIBOR + 0.52%), 2/25/46	United States	28,641	26,501

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
MASTR Alternative Loan Trust,
2004-2, 8A4, 5.50%, 3/25/34	United States	118,271	$116,509
2004-8, 2A1, 6.00%, 9/25/34	United States	25,134	25,647
[n]Merrill Lynch Mortgage Backed Securities Trust Series, 2007-3, 3A1, FRN, 2.842%, 6/25/37	United States	2,219,805	1,586,906
[n] Merrill Lynch Mortgage Investors MLCC, 2006-2, 2A, FRN, 2.017%, 5/25/36	United States	1,590	1,617
[n]Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C11, B, FRN, 4.351%, 8/15/46	United States	200,000	142,725
[e,n]Morgan Stanley Capital I Trust, 2011-C2, E, 144A, FRN, 5.211%, 6/15/44	United States	150,000	121,500
[e,n]MSBAM Commercial Mortgage Securities Trust, 2012-CKSV, C, 144A, FRN, 4.282%, 10/15/30	United States	340,000	306,350
[e]PRPM LLC, 144A,
[n]2021-2, A2, FRN, 3.77%, 3/25/26	United States	130,000	126,318
2021-3, A1, 1.867%, 4/25/26	United States	169,694	165,175
2021-9, A1, 2.363%, 10/25/26	United States	129,611	126,432
[n]RFMSI Trust, 2005-SA1, 1A1, FRN, 3.603%, 3/25/35	United States	79,900	48,735
[n]Structured Adjustable Rate Mortgage Loan Trust Series, 2006-8, 1A2, FRN, 3.088%, 9/25/36	United States	188,400	163,488
[m]Structured ARM Loan Trust, 2005-14, A1, FRN, 0.418%, (1- Month USD LIBOR + 0.31%), 7/25/35	United States	165,912	118,740
[e]Toorak Mortgage Corp. Ltd., 2021-1, A1, 144A, 2.24%, 6/25/24	United States	190,000	187,363
[e]VOLT XCII LLC, 2021-NPL1, A1, 144A, 1.893%, 2/27/51	United States	93,002	91,247
[e]VOLT XCII LLC, 2021-NPL2, A1, 144A, 1.893%, 2/27/51	United States	222,386	218,140
[e]VOLT XCIV LLC, 2021-NPL3, A2, 144A, 4.949%, 2/27/51	United States	215,000	210,131
[m]WAMU Mortgage Pass-Through Certificates Series Trust, 2005- AR11, B1, FRN, 1.102%, (1-Month USD LIBOR + 0.92%), 8/25/45	United States	2,236,900	2,002,946
Wells Fargo Commercial Mortgage Trust,
[n]2013-LC12, B, FRN, 4.305%, 7/15/46	United States	190,000	185,911
2014-LC16, C, 4.458%, 8/15/50	United States	215,000	137,062
[n]2016-C36, B, FRN, 3.671%, 11/15/59	United States	100,000	94,238
[n]2016-C36, C, FRN, 4.172%, 11/15/59	United States	100,000	85,322
[e,n]2019-JWDR, C, 144A, FRN, 3.038%, 9/15/31	United States	290,000	276,731
WFRBS Commercial Mortgage Trust,
[e,n]2011-C3, D, 144A, FRN, 5.513%, 3/15/44	United States	211,334	96,157
[e,n]2011-C4, E, 144A, FRN, 4.888%, 6/15/44	United States	120,000	93,331
[n]2012-C10, C, FRN, 4.346%, 12/15/45	United States	320,000	292,016
[e,n]2012-C6, D, 144A, FRN, 5.729%, 4/15/45	United States	144,162	143,933
[n]2012-C7, C, FRN, 4.733%, 6/15/45	United States	25,000	19,509
[e,n]2012-C7, D, 144A, FRN, 4.733%, 6/15/45	United States	130,000	64,350
[e,n]2012-C7, E, 144A, FRN, 4.733%, 6/15/45	United States	75,000	11,616
2014-C20, B, 4.378%, 5/15/47	United States	100,000	99,184
[n]2014-C24, B, FRN, 4.204%, 11/15/47	United States	100,000	97,214

			25,556,476

Total Asset-Backed Securities and Commercial Mortgage- Backed Securities (Cost $95,833,861)			95,532,475

Municipal Bonds in Reorganization 0.3%
Puerto Rico 0.3%
[j] Commonwealth of Puerto Rico, 8.00%, 7/01/35	United States	2,945,000	2,654,183
5.50%, 7/01/39	United States	715,000	679,250
5.00%, 7/01/41	United States	1,000,000	912,500

Total Municipal Bonds in Reorganization (Cost $2,309,289)			4,245,933

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	National Amount#	Value
Options Purchased 0.2%
Calls - Exchange-Traded 0.1%
Activision Blizzard Inc., June Strike Price $90.00, Expires 6/17/22	158	15,800	$4,740
Amyris Inc., March Strike Price $10.00, Expires 3/18/22	110	11,000	550
Aurinia Pharmaceuticals Inc., April Strike Price $30.00, Expires 4/14/22	40	4,000	680
Carnival Corp., April Strike Price $22.50, Expires 4/14/22	115	11,500	11,615
CBOE Volatility Index, March Strike Price $25.00, Expires 3/15/22	108	10,800	50,760
CBOE Volatility Index, March Strike Price $28.00, Expires 3/15/22	101	10,100	35,350
CBOE Volatility Index, April Strike Price $27.00, Expires 4/20/22	102	10,200	52,020
CBOE Volatility Index, April Strike Price $29.00, Expires 4/20/22	92	9,200	41,308
CBOE Volatility Index, April Strike Price $30.00, Expires 4/20/22	189	18,900	80,703
CBOE Volatility Index, April Strike Price $32.50, Expires 4/20/22	210	21,000	77,700
CBOE Volatility Index, May Strike Price $30.00, Expires 5/18/22	186	18,600	81,840
CBOE Volatility Index, May Strike Price $32.50, Expires 5/18/22	200	20,000	80,000
Chewy Inc., March Strike Price $45.00, Expires 3/18/22	43	4,300	19,135
CME 3-Month SOFR Futures, December Strike Price $98.19, Expires 12/16/22	80	200,000	117,000
E-mini S&P 500 Futures, June Strike Price $4,700.00, Expires 6/17/22	3	150	8,963
FleetCor Technologies Inc., May Strike Price $260.00, Expires 5/20/22	18	1,800	9,810
Global Payments Inc., May Strike Price $165.00, Expires 5/20/22	51	5,100	7,268
Hertz Global Holdings Inc., June Strike Price $22.50, Expires 6/17/22	61	6,100	11,956
Kohl’s Corp., July Strike Price $65.00, Expires 7/15/22	39	3,900	9,087
Nikola Corp., March Strike Price $12.00, Expires 3/18/22	193	19,300	965
Nikola Corp., April Strike Price $10.00, Expires 4/14/22	233	23,300	11,417
Peloton Interactive Inc., April Strike Price $40.00, Expires 4/14/22	19	1,900	1,026
Peloton Interactive Inc., April Strike Price $45.00, Expires 4/14/22	19	1,900	475
SPDR Gold Shares, September Strike Price $180.00, Expires 9/16/22	110	11,000	92,400
STOXX Europe 600 Telecommunications Price Index, June Strike Price 240.00 EUR, Expires 6/17/22	77	3,850	15,972
SunPower Corp., March Strike Price $18.00, Expires 3/18/22	38	3,800	4,712
Take-Two Interactive Software Inc., June Strike Price $170.00, Expires 6/17/22	7	700	8,715
Take-Two Interactive Software Inc., June Strike Price $195.00, Expires 6/17/22	18	1,800	9,000
TEGNA Inc., March Strike Price $21.00, Expires 3/18/22	133	13,300	25,935
TEGNA Inc., April Strike Price $20.00, Expires 4/14/22	73	7,300	21,900
U.S. Treasury Long Bond Futures, March Strike Price $160.00, Expires 3/25/22	8	8,000	2,000
Vodafone Group PLC, March Strike Price 1.20 GBP, Expires 3/18/22	80	80,000	12,878
Vodafone Group PLC, April Strike Price $16.00, Expires 4/14/22	39	3,900	7,488
Vodafone Group PLC, July Strike Price $18.00, Expires 7/15/22	15	1,500	1,605
Vodafone Group PLC, July Strike Price $19.00, Expires 7/15/22	5	500	325
WEX Inc., May Strike Price $170.00, Expires 5/20/22	30	3,000	37,050
WEX Inc., May Strike Price $175.00, Expires 5/20/22	10	1,000	9,900

			964,248

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value
Options Purchased (continued)

Calls - Over-the-Counter 0.0%†
Swiss Market Index, Counterparty BNPP, March Strike Price 12,136.00 CHF, Expires 3/14/22	406	406	$53,275

Currency Options 0.0%†
USD/RUB, Counterparty MSCS, May Strike Price 76.00 RUB,
Expires 5/06/22	1	672,082	234,585

Puts - Exchange-Traded 0.1%
American Airlines Group Inc., January Strike Price $10.00, Expires 1/20/23	40	4,000	3,200
Avis Budget Group Inc., March Strike Price $150.00, Expires 3/18/22	18	1,800	4,500
Bank of Montreal, April Strike Price $110.00, Expires 4/14/22	20	2,000	5,540
The Bank of Nova Scotia, April Strike Price $70.00, Expires 4/14/22	26	2,600	4,940
Bath & Body Works Inc., May Strike Price $50.00, Expires 5/20/22	175	17,500	65,625
Box Inc., March Strike Price $25.00, Expires 3/18/22	194	19,400	24,250
Callaway Golf Co., April Strike Price $24.00, Expires 4/14/22	436	43,600	58,860
Callaway Golf Co., April Strike Price $25.00, Expires 4/14/22	389	38,900	86,358
CBOE Volatility Index, March Strike Price $25.00, Expires 3/15/22	219	21,900	25,185
CBOE Volatility Index, March Strike Price $28.00, Expires 3/15/22	185	18,500	52,355
Cornerstone Building Brands Inc., March Strike Price $20.00, Expires 3/18/22	77	7,700	4,235
Crown Holdings Inc., March Strike Price $105.00, Expires 3/18/22	41	4,100	1,640
E-mini S&P 500 Futures, March Strike Price $4,100.00, Expires 3/31/22	2	100	5,575
Financial Select Sector SPDR Fund, April Strike Price $35.00, Expires 4/14/22	458	45,800	27,022
Financial Select Sector SPDR Fund, April Strike Price $37.00, Expires 4/14/22	257	25,700	26,214
Financial Select Sector SPDR Fund, May Strike Price $37.00, Expires 5/20/22	395	39,500	60,830
fuboTV Inc., March Strike Price $10.00, Expires 3/18/22	49	4,900	8,869
Invesco QQQ Trust Series 1, March Strike Price $330.00, Expires 3/11/22	316	31,600	94,484
Invesco QQQ Trust Series 1, March Strike Price $330.00, Expires 3/18/22	120	12,000	56,760
Invesco QQQ Trust Series 1, June Strike Price $345.00, Expires 6/17/22	8	800	16,176
Kohl’s Corp., March Strike Price $54.00, Expires 3/04/22	58	5,800	9,976
Kohl’s Corp., July Strike Price $60.00, Expires 7/15/22	87	8,700	85,260
New Residential Investment Corp., May Strike Price $9.00, Expires 5/20/22	281	28,100	7,868
Owens & Minor Inc., March Strike Price $30.00, Expires 3/18/22	96	9,600	960
Pfizer Inc., September Strike Price $47.00, Expires 9/16/22	88	8,800	39,160
Prudential Financial Inc., March Strike Price $105.00, Expires 3/18/22	71	7,100	10,650
Royal Bank of Canada, April Strike Price $105.00, Expires 4/14/22	31	3,100	4,867
S&P 500 Index, April Strike Price $4,000.00, Expires 4/14/22	34	3,400	184,280
Safehold Inc., July Strike Price $60.00, Expires 7/15/22	116	11,600	84,680
SPDR S&P Regional Banking ETF, March Strike Price $69.00, Expires 3/18/22	182	18,200	15,106

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value
Options Purchased (continued)
Puts - Exchange-Traded (continued)
The Toronto-Dominion Bank, April Strike Price $75.00, Expires 4/14/22	43	4,300	$6,235
U.S. Treasury 5 Yr. Note - Week 2, March Strike Price $117.50, Expires 3/11/22	4	4,000	625
Vodafone Group PLC, July Strike Price $17.00, Expires 7/15/22	82	8,200	9,840
Vodafone Group PLC, August Strike Price 1.30 GBP, Expires 8/19/22	216	216,000	31,874
Zynga Inc., June Strike Price $8.00, Expires 6/17/22	956	95,600	34,416

			1,158,415

Puts - Over-the-Counter 0.0%†
Swiss Market Index, Counterparty BNPP, March Strike Price 12,136.00 CHF, Expires 3/14/22	406	406	152,502
The Western Union Co., Counterparty BOFA, May Strike Price $14.00, Expires 5/20/22	124	12,400	2,480

			154,982

Total Options Purchased (Cost $2,756,590)			2,565,505

Total Investments before Short Term Investments (Cost $1,021,420,478)			1,090,797,324

	Country	Shares

Short Term Investments 13.7%

Money Market Funds 10.7%
[o,p]Dreyfus Government Cash Management, Institutional, 0.03%	United States	29,327,358	29,327,358
[o]Fidelity Investments Money Market Government Portfolio, Institutional, 0.01%	United States	115,354,906	115,354,906

Total Money Market Funds (Cost $144,682,264)			144,682,264

Investments from Cash Collateral Received for Loaned Securities 0.9%
Money Market Funds 0.7%
[o,q]Institutional Fiduciary Trust Money Market Portfolio, 0.01%	United States	10,027,000	10,027,000

		Principal
		Amount*

Repurchase Agreements 0.2%
[r]Joint Repurchase Agreement, 0.05%, 3/01/22 (Maturity Value $2,457,444)	United States	2,457,441	2,457,441

J.P. Morgan Securities LLC Collateralized by [s]U.S. Government Agency Obligations, 0.00% - 1.875%, 4/21/22 - 1/26/23 (valued at $2,506,590)

Total Investments from Cash Collateral Received for Loaned Securities (Cost $12,484,441)			12,484,441

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value
Short Term Investments (continued)

U.S. Government and Agency Securities 2.1%
[s]Federal Home Loan Bank Discount Notes, 3/01/22	United States	13,440,000	$13,440,000
[s]U.S. Treasury Bill,
[b]4/21/22	United States	12,000,000	11,997,025
8/11/22	United States	940,000	937,360
12/29/22	United States	1,390,000	1,379,705

Total U.S. Government and Agency Securities (Cost $27,758,800)			27,754,090

Total Investments (Cost $1,206,345,983) 94.0%			1,275,718,119
Options Written (0.0)%†			(638,009)
Securities Sold Short (17.0)%			(231,120,260)
Other Assets, less Liabilities 23.0%			312,296,502

Net Assets 100.0%			$1,356,256,352

	Number of	Notional
	Contracts	Amount#

Options Written (0.0)%†

Calls - Exchange-Traded (0.0)%†
AbbVie Inc., April Strike Price $155.00, Expires 4/14/22	2	200	(364)
Activision Blizzard Inc., March Strike Price $85.00, Expires 3/18/22	52	5,200	(780)
Activision Blizzard Inc., April Strike Price $85.00, Expires 4/14/22	63	6,300	(1,638)
Apple Inc., April Strike Price $180.00, Expires 4/14/22	2	200	(260)
Archer-Daniels-Midland Co., April Strike Price $80.00, Expires 4/14/22	1	100	(224)
Bath & Body Works Inc., May Strike Price $70.00, Expires 5/20/22	175	17,500	(12,600)
Blackstone Inc., April Strike Price $140.00, Expires 4/14/22	2	200	(500)
Box Inc., March Strike Price $29.00, Expires 3/18/22	127	12,700	(3,683)
Bristol-Myers Squibb Co., April Strike Price $70.00, Expires 4/14/22	5	500	(590)
Callaway Golf Co., April Strike Price $32.00, Expires 4/14/22	182	18,200	(2,275)
Chevron Corp., April Strike Price $145.00, Expires 4/14/22	2	200	(1,140)
CME 3-Month SOFR Futures, December Strike Price $98.50, Expires 12/16/22	80	200,000	(76,500)
CME 3-Month SOFR Futures, December Strike Price $98.88, Expires 12/16/22	80	200,000	(41,000)
The Coca-Cola Co., April Strike Price $65.00, Expires 4/14/22	4	400	(256)
ConocoPhillips, April Strike Price $100.00, Expires 4/14/22	4	400	(1,224)
Cornerstone Building Brands Inc., March Strike Price $25.00, Expires 3/18/22	154	15,400	(2,310)
Crown Holdings Inc., March Strike Price $125.00, Expires 3/18/22	41	4,100	(9,430)
CVS Health Corp., April Strike Price $110.00, Expires 4/14/22	2	200	(204)
E-mini S&P 500 Futures, June Strike Price $4,800.00, Expires 6/17/22	3	150	(5,288)
EOG Resources Inc., April Strike Price $128.00, Expires 4/14/22	2	200	(436)
Exxon Mobil Corp., April Strike Price $85.00, Expires 4/14/22	4	400	(520)
Hertz Global Holdings Inc., March Strike Price $27.50, Expires 3/18/22	76	7,600	(380)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Written (continued)

Calls - Exchange-Traded (continued)
Hertz Global Holdings Inc., March Strike Price $30.00, Expires 3/18/22	76	7,600	$(152)
Hertz Global Holdings Inc., June Strike Price $32.50, Expires 6/17/22	122	12,200	(4,880)
The Interpublic Group of Cos. Inc., April Strike Price $39.00, Expires 4/14/22	9	900	(720)
KLA Corp., April Strike Price $400.00, Expires 4/14/22	1	100	(695)
Kohl’s Corp., July Strike Price $75.00, Expires 7/15/22	111	11,100	(11,710)
Mastercard Inc., April Strike Price $400.00, Expires 4/14/22	1	100	(382)
Mimecast Ltd., May Strike Price $80.00, Expires 5/20/22	74	7,400	(2,960)
Morgan Stanley, April Strike Price $105.00, Expires 4/14/22	3	300	(177)
Nikola Corp., March Strike Price $18.00, Expires 3/18/22	193	19,300	(386)
Nucor Corp., April Strike Price $145.00, Expires 4/14/22	3	300	(1,155)
The Procter & Gamble Co., April Strike Price $165.00, Expires 4/14/22	2	200	(270)
QUALCOMM Inc., April Strike Price $195.00, Expires 4/14/22	2	200	(378)
Safehold Inc., July Strike Price $75.00, Expires 7/15/22	116	11,600	(29,000)
SPX FLOW Inc., March Strike Price $85.00, Expires 3/18/22	9	900	(450)
Take-Two Interactive Software Inc., June Strike Price $190.00, Expires 6/17/22	7	700	(4,340)
Tyson Foods Inc., April Strike Price $97.50, Expires 4/14/22	3	300	(495)
U.S. Treasury Long Bond Futures, March Strike Price $165.00, Expires 3/25/22	8	8,000	(2,000)
Union Pacific Corp., April Strike Price $265.00, Expires 4/14/22	1	100	(162)
United Parcel Service Inc., April Strike Price $230.00, Expires 4/14/22	1	100	(155)
Valero Energy Corp., April Strike Price $95.00, Expires 4/14/22	1	100	(108)
Visa Inc., April Strike Price $245.00, Expires 4/14/22	1	100	(106)
Wells Fargo & Co., April Strike Price $60.00, Expires 4/14/22	3	300	(180)
Zynga Inc., June Strike Price $11.00, Expires 6/17/22	956	95,600	(8,604)

			(231,067)

Calls - Over-the-Counter (0.0)%†
Healthcare Trust of America Inc., Counterparty BZWS, March Strike Price $37.50, Expires 3/18/22	73	7,300	(219)
Shell Midstream Partners LP, Counterparty BZWS, March Strike Price $14.00, Expires 3/18/22	429	42,900	(8,580)

			(8,799)

Currency Options (0.0)%†
USD/RUB, Counterparty MSCS, May Strike Price 81.00 RUB, Expires 5/06/22	1	672,082	(217,356)

Puts - Exchange-Traded (0.0)%†
Activision Blizzard Inc., March Strike Price $77.50, Expires 3/18/22	52	5,200	(312)
Activision Blizzard Inc., April Strike Price $77.50, Expires 4/14/22	63	6,300	(2,772)
Amyris Inc., March Strike Price $6.00, Expires 3/18/22	10	1,000	(1,650)
Arena Pharmaceuticals Inc., March Strike Price $85.00, Expires 3/18/22	24	2,400	(1,680)
Bath & Body Works Inc., May Strike Price $40.00, Expires 5/20/22	175	17,500	(20,125)
Box Inc., March Strike Price $21.00, Expires 3/18/22	160	16,000	(3,680)
Carnival Corp., April Strike Price $17.50, Expires 4/14/22	78	7,800	(6,474)
E-mini S&P 500 Futures, March Strike Price $3,900.00, Expires 3/31/22	2	100	(2,900)
Invesco QQQ Trust Series 1, March Strike Price $320.00, Expires 3/18/22	80	8,000	(23,760)
Invesco QQQ Trust Series 1, June Strike Price $305.00, Expires 6/17/22	8	800	(8,032)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Written (continued)

Puts - Exchange-Traded (continued)
Kohl’s Corp., March Strike Price $50.00, Expires 3/04/22	58	5,800	$(3,480)
Kohl’s Corp., March Strike Price $50.00, Expires 3/18/22	111	11,100	(17,760)
Owens & Minor Inc., March Strike Price $20.00, Expires 3/18/22	96	9,600	(960)
S&P 500 Index, April Strike Price $3,400.00, Expires 4/14/22	34	3,400	(41,820)
Safehold Inc., July Strike Price $45.00, Expires 7/15/22	116	11,600	(25,230)
SunPower Corp., March Strike Price $16.00, Expires 3/18/22	38	3,800	(2,166)
U.S. Treasury 5 Yr. Note - Week 2, March Strike Price $116.75, Expires 3/11/22	6	6,000	(234)
Vodafone Group PLC, March Strike Price 1.05 GBP, Expires 3/18/22	80	80,000	—
Vodafone Group PLC, April Strike Price $14.00, Expires 4/14/22	39	3,900	(351)
Vodafone Group PLC, July Strike Price $15.00, Expires 7/15/22	97	9,700	(5,141)
Vodafone Group PLC, July Strike Price $16.00, Expires 7/15/22	5	500	(385)
Vodafone Group PLC, August Strike Price 1.00 GBP, Expires 8/19/22	216	216,000	(5,795)

			(174,707)

Puts - Over-the-Counter (0.0)%†
Healthcare Trust of America Inc., Counterparty BZWS, March Strike Price $27.50, Expires 3/18/22	152	15,200	(6,080)

Total Options Written (Premiums Received $538,628)			(638,009)

	Country	Shares

Securities Sold Short (17.0)%

Common Stocks (7.3)%

Aerospace & Defense (0.1)%
Parsons Corp.	United States	12,767	(442,504)
Virgin Galactic Holdings Inc.	United States	33,747	(326,671)

			(769,175)

Air Freight & Logistics (0.1)%
Air Transport Services Group Inc.	United States	19,062	(600,644)
Atlas Air Worldwide Holdings Inc.	United States	15,714	(1,231,349)

			(1,831,993)

Airlines (0.1)%
Cathay Pacific Airways Ltd.	Hong Kong	352,300	(314,288)
GOL Linhas Aereas Inteligentes SA, ADR	Brazil	13,780	(89,983)
Jetblue Airways Corp.	United States	4,534	(69,234)
Spirit Airlines Inc.	United States	38,146	(956,702)

			(1,430,207)

Auto Components (0.1)%
Luminar Technologies Inc., A	United States	41,623	(583,971)
Patrick Industries Inc.	United States	3,432	(244,839)
Quantumscape Corp., A	United States	17,167	(277,075)

			(1,105,885)

Automobiles (0.4)%
Fisker Inc.	United States	64,127	(782,350)
Ford Motor Co.	United States	23,887	(419,456)
General Motors Co.	United States	8,571	(400,437)
Li Auto Inc., ADR	China	29,467	(897,270)
Lucid Group Inc.	United States	43,804	(1,269,440)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)

Automobiles (continued)
NIO Inc., ADR	China	4,655	$(106,320)
Rivian Automotive Inc., A	United States	10,038	(678,167)
Tesla Inc.	United States	1,175	(1,022,755)

			(5,576,195)

Banks (0.1)%
Hope Bancorp Inc.	United States	23,554	(399,476)
M&T Bank Corp.	United States	5,296	(965,090)

			(1,364,566)

Biotechnology (0.5)%
Avid Bioservices Inc.	United States	34,106	(698,491)
BioMarin Pharmaceutical Inc.	United States	160	(12,499)
Coherus Biosciences Inc.	United States	41,720	(491,879)
Dynavax Technologies Corp.	United States	118,699	(1,455,250)
Global Blood Therapeutics Inc.	United States	2,590	(78,218)
Gossamer Bio Inc.	United States	47,102	(425,331)
Insmed Inc.	United States	32,331	(772,711)
Intercept Pharmaceuticals Inc.	United States	55,658	(793,683)
Ionis Pharmaceuticals Inc.	United States	13,776	(459,843)
Karyopharm Therapeutics Inc.	United States	42,947	(443,642)
Mannkind Corp.	United States	164,950	(432,169)
Pharming Group NV	Netherlands	61,270	(54,807)

			(6,118,523)

Capital Markets (0.4)%
S&P Global Inc.	United States	14,351	(5,391,671)

Chemicals (0.2)%
Amyris Inc.	United States	92,266	(420,733)
Danimer Scientific Inc.	United States	41,302	(164,382)
Ecolab Inc.	United States	4,111	(724,605)
Livent Corp.	United States	20,226	(476,322)
The Sherwin-Williams Co.	United States	3,412	(897,800)

			(2,683,842)

Communications Equipment (0.1)%
Adtran Inc.	United States	93,848	(1,932,330)

Consumer Finance (0.2)%
Encore Capital Group Inc.	United States	10,188	(672,306)
EZCORP Inc., A	United States	39,199	(234,802)
LendingTree Inc.	United States	875	(105,884)
PRA Group Inc.	United States	23,136	(1,032,560)
SoFi Technologies Inc.	United States	34,852	(399,055)
Upstart Holdings Inc.	United States	4,309	(680,779)
Zip Co. Ltd.	Australia	23,000	(36,918)

			(3,162,304)

Diversified Consumer Services (0.0)%†
Chegg Inc.	United States	1,808	(56,536)
Stride Inc.	United States	10,723	(360,079)

			(416,615)

Diversified Telecommunication Services (0.0)%†
Bandwidth Inc., A	United States	2,324	(70,998)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)

Diversified Telecommunication Services (continued)
Radius Global Infrastructure Inc., A	United States	29,027	$(373,287)

			(444,285)

Electric Utilities (0.4)%
NRG Energy Inc.	United States	23,651	(894,954)
The Southern Co.	United States	45,927	(2,974,691)
Terna Rete Elettrica Nazionale SpA	Italy	241,783	(1,980,880)

			(5,850,525)

Electrical Equipment (0.3)%
Array Technologies Inc.	United States	29,617	(332,895)
Ballard Power Systems Inc.	Canada	19,824	(226,390)
Blink Charging Co.	United States	11,845	(291,150)
Chargepoint Holdings Inc.	United States	34,094	(495,045)
Rockwell Automation Inc.	United States	9,476	(2,526,112)
Sunrun Inc.	United States	21,307	(581,255)

			(4,452,847)

Electronic Equipment, Instruments & Components (0.1)%
II-VI Inc.	United States	5,184	(360,081)
Itron Inc.	United States	10,915	(520,318)
OSI Systems Inc.	United States	839	(67,682)
PAR Technology Corp.	United States	7,519	(315,347)
Vishay Intertechnology Inc.	United States	3,797	(72,864)

			(1,336,292)

Energy Equipment & Services (0.0)%†
Helix Energy Solutions Group Inc.	United States	138,957	(562,776)

Entertainment (0.2)%
Cinemark Holdings Inc.	United States	71,179	(1,248,480)
The Marcus Corp.	United States	62,212	(1,131,014)
Sea Ltd., ADR	Taiwan	1,324	(192,774)
Take-Two Interactive Software Inc.	United States	4,076	(660,312)

			(3,232,580)

Equity Real Estate Investment Trusts (REITs) (0.1)%
Braemar Hotels & Resorts Inc.	United States	52,995	(315,850)
Pebblebrook Hotel Trust	United States	37,956	(854,390)
Summit Hotel Properties Inc.	United States	56,956	(563,295)

			(1,733,535)

Food & Staples Retailing (0.1)%
The Chefs’ Warehouse Inc.	United States	33,625	(1,104,581)

Food Products (0.0)%†
Beyond Meat Inc.	United States	2,562	(119,850)

Gas Utilities (0.5)%
Atmos Energy Corp.	United States	27,619	(3,032,842)
Snam SpA	Italy	85,169	(473,221)
South Jersey Industries Inc.	United States	69,636	(2,362,750)
UGI Corp.	United States	28,746	(1,104,996)

			(6,973,809)

Health Care Equipment & Supplies (0.3)%
Alphatec Holdings Inc.	United States	20,914	(230,472)
Cutera Inc.	United States	24,419	(936,713)
Mesa Laboratories Inc.	United States	1,394	(355,930)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)

Health Care Equipment & Supplies (continued)
NuVasive Inc.	United States	8,409	$(455,095)
SmileDirectClub Inc., A	United States	64,104	(140,388)
Tandem Diabetes Care Inc.	United States	3,927	(442,298)
Varex Imaging Corp.	United States	48,364	(1,143,325)

			(3,704,221)

Health Care Providers & Services (0.0)%†
1Life Healthcare Inc.	United States	4,462	(48,234)
Guardant Health Inc.	United States	2,844	(188,472)
PetIQ Inc., A	United States	14,170	(281,133)

			(517,839)

Health Care Technology (0.0)%†
Evolent Health Inc., A	United States	12,173	(324,410)
Tabula Rasa HealthCare Inc.	United States	1,501	(8,556)

			(332,966)

Hotels, Restaurants & Leisure (0.2)%
Airbnb Inc., A	United States	1,132	(171,487)
Draftkings Inc., A	United States	667	(15,795)
Norwegian Cruise Line Holdings Ltd.	United States	34,715	(676,595)
Royal Caribbean Cruises Ltd.	United States	15,350	(1,239,052)
Scientific Games Corp.	United States	5,056	(318,123)

			(2,421,052)

Independent Power & Renewable Electricity Producers (0.0)%†
Sunnova Energy International Inc.	United States	26,559	(535,164)

Interactive Media & Services (0.1)%
fuboTV Inc.	United States	9,059	(77,454)
Snap Inc., A	United States	19,138	(764,372)

			(841,826)

Internet & Direct Marketing Retail (0.1)%
[e]Delivery Hero SE, 144A	Saudi Arabia	5,066	(271,541)
Fiverr International Ltd.	Israel	2,679	(211,400)
Groupon Inc., A	United States	7,444	(161,684)
[e]Just Eat Takeaway.Com NV, 144A	United Kingdom	1,653	(66,901)
Porch Group Inc.	United States	27,870	(225,747)
Wayfair Inc., A	United States	1,667	(234,830)
Xometry Inc., A	United States	10,496	(513,359)

			(1,685,462)

IT Services (0.1)%
Affirm Holdings Inc., A	United States	3,541	(148,155)
CSG Systems International Inc.	United States	7,783	(480,367)
Digitalocean Holdings Inc.	United States	5,730	(339,903)
Fastly Inc., A	United States	5,411	(100,645)
i3 Verticals Inc., A	United States	11,013	(290,743)
Repay Holdings Corp., A	United States	11,025	(190,402)

			(1,550,215)

Leisure Products (0.0)%†
Peloton Interactive Inc., A	United States	8,034	(233,468)

Life Sciences Tools & Services (0.1)%
Inotiv Inc.	United States	8,077	(213,475)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)

Life Sciences Tools & Services (continued)
NanoString Technologies Inc.	United States	10,516	$(372,898)

			(586,373)

Machinery (0.1)%
The Greenbrier Cos. Inc.	United States	16,534	(734,606)
NFI Group Inc.	Canada	6,324	(94,598)

			(829,204)

Marine (0.1)%
A.P. Moeller-Maersk AS, B	Denmark	140	(442,892)
ZIM Integrated Shipping Services Ltd.	Israel	4,924	(343,646)

			(786,538)

Media (0.2)%
Charter Communications Inc., A	United States	450	(270,801)
Dish Network Corp., A	United States	9,278	(296,525)
Magnite Inc.	United States	6,531	(95,222)
Sirius XM Holdings Inc.	United States	127,050	(782,628)
Techtarget Inc.	United States	10,651	(834,825)

			(2,280,001)

Metals & Mining (0.5)%
Century Aluminum Co.	United States	26,775	(632,426)
Ivanhoe Mines Ltd., A	Canada	86,062	(875,897)
Lithium Americas Corp.	Canada	35,240	(1,005,750)
MP Materials Corp.	United States	25,080	(1,144,150)
Osisko Gold Royalties Ltd.	Canada	1,289	(15,915)
United States Steel Corp.	United States	123,939	(3,372,380)

			(7,046,518)

Mortgage Real Estate Investment Trusts (REITs) (0.2)%
Arbor Realty Trust Inc.	United States	49,499	(890,982)
KKR Real Estate Finance Trust Inc.	United States	14,000	(300,580)
PennyMac Mortgage Investment Trust	United States	29,742	(463,975)
Redwood Trust Inc.	United States	5,876	(61,052)
Starwood Property Trust Inc.	United States	13,881	(330,923)
Two Harbors Investment Corp.	United States	37,279	(188,632)

			(2,236,144)

Oil, Gas & Consumable Fuels (0.0)%†
CNX Resources Corp.	United States	5,892	(96,275)

Personal Products (0.1)%
The Beauty Health Co.	United States	32,034	(620,819)
Herbalife Nutrition Ltd.	United States	6,207	(220,845)

			(841,664)

Pharmaceuticals (0.3)%
Aerie Pharmaceuticals Inc.	United States	6,290	(52,207)
Avadel Pharmaceuticals PLC, ADR	United States	66,645	(537,159)
Canopy Growth Corp.	Canada	2,021	(14,414)
Collegium Pharmaceutical Inc.	United States	26,087	(507,914)
Innoviva Inc.	United States	68,001	(1,306,299)
Omeros Corp.	United States	40,483	(291,478)
Pacira Biosciences Inc.	United States	5,436	(362,527)
Revance Therapeutics Inc.	United States	20,099	(272,743)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)

Pharmaceuticals (continued)
Zogenix Inc.	United States	35,306	$(927,135)

			(4,271,876)

Professional Services (0.0)%†
Upwork Inc.	United States	6,040	(152,691)

Real Estate Management & Development (0.1)%
Opendoor Technologies Inc.	United States	72,389	(604,448)
Realogy Holdings Corp.	United States	27,460	(499,223)
Redfin Corp.	United States	7,443	(160,992)

			(1,264,663)

Road & Rail (0.1)%
Saia Inc.	United States	3,347	(961,359)
Tusimple Holdings Inc., A	United States	23,972	(417,592)

			(1,378,951)

Semiconductors & Semiconductor Equipment (0.1)%
ams AG	Austria	18,392	(286,208)
First Solar Inc.	United States	6,649	(500,603)
Sunpower Corp., A	United States	15,307	(274,454)

			(1,061,265)

Software (0.3)%
Alteryx Inc., A	United States	1,293	(80,554)
Avaya Holdings Corp.	United States	8,294	(114,208)
Bentley Systems Inc., B	United States	3,003	(115,285)
Blackline Inc.	United States	4,343	(327,071)
Confluent Inc., A	United States	362	(15,490)
Datadog Inc., A	United States	4,562	(734,984)
Dye & Durham Ltd.	Canada	5,320	(122,853)
Envestnet Inc.	United States	938	(70,181)
Everbridge Inc.	United States	2,545	(100,579)
Kaleyra Inc.	Italy	18,695	(144,512)
LivePerson Inc.	United States	551	(11,174)
Mandiant Inc.	United States	20,023	(396,456)
Mitek Systems Inc.	United States	27,890	(414,445)
NortonLifeLock Inc.	United States	9,150	(265,167)
Nutanix Inc., A	United States	13,288	(354,790)
Rapid7 Inc.	United States	6,518	(674,352)
RingCentral Inc., A	United States	989	(129,401)
Unity Software Inc.	United States	1,553	(165,317)
Veritone Inc.	United States	13,040	(219,594)

			(4,456,413)

Specialty Retail (0.1)%
Guess? Inc.	United States	28,355	(620,974)
Shift Technologies Inc.	United States	78,393	(158,354)
Vroom Inc.	United States	11,882	(72,243)

			(851,571)

Technology Hardware, Storage & Peripherals (0.0)%†
Pure Storage Inc., A	United States	6,374	(165,342)

Trading Companies & Distributors (0.1)%
United Rentals Inc.	United States	2,486	(799,547)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares		Value

Securities Sold Short (continued)

Common Stocks (continued)
Water Utilities (0.1)%
American Water Works Co. Inc.	United States	5,703		$(861,666)

Total Common Stocks (Proceeds $110,913,049)				(99,383,301)

Exchange Traded Funds (8.7)%
Ark Innovation ETF	United States	3,115		(219,514)
Health Care Select Sector SPDR Fund	United States	64,792		(8,420,368)
Invesco QQQ Series 1 ETF	United States	15,806		(5,481,521)
Invesco S&P 500 Equal Weight ETF	United States	333,073		(51,376,510)
Invesco Solar ETF	United States	9,638		(688,828)
iShares Iboxx $ High Yield Corporate Bond ETF	United States	39,375		(3,294,506)
iShares Nasdaq Biotechnology ETF	United States	39,276		(4,951,525)
iShares PHLX Semiconductor ETF	United States	3,911		(1,854,440)
iShares Russell 1000 ETF	United States	9,118		(2,212,939)
iShares Russell 2000 Growth ETF	United States	93,616		(23,884,250)
iShares Russell Mid-Cap Growth ETF	United States	143,005		(14,168,936)
SPDR S&P 500 ETF Trust	United States	4,047		(1,767,042)

Total Exchange Traded Funds (Proceeds $124,206,381)				(118,320,379)

		Principal Amount*

Corporate Bonds and Notes (0.8)%
Aerospace & Defense (0.0)%†
[e]Spirit Aerosystems Inc., secured note, 144A, 7.50%, 4/15/25	United States	273,000		(283,920)

Airlines (0.0)%†
[e]Air France-KLM, senior note, Reg S, 3.00%, 7/01/24	France	200,000	EUR	(219,422)

Auto Components (0.0)%†
[e]Wheel Pros Inc., senior note, 144A, 6.50%, 5/15/29	United States	418,000		(383,135)

Communications Equipment (0.1)%
[e]Audacy Capital Corp., secured note, 144A,
6.50%, 5/01/27	United States	346,000		(329,129)
6.75%, 3/31/29	United States	255,000		(242,072)

				(571,201)

Construction & Engineering (0.1)%
[e]Bouygues SA, senior note, Reg S, 1.125%, 7/24/28	France	100,000	EUR	(112,080)
Fluor Corp., senior bond, 4.25%, 9/15/28	United States	710,000		(696,134)
[e]Sydney Airport Finance Co. Pty Ltd., senior secured bond, 144A,
3.375%, 4/30/25	Australia	146,000		(149,588)
3.625%, 4/28/26	Australia	73,000		(75,656)
[e]Tutor Perini Corp., senior note, 144A, 6.875%, 5/01/25	United States	525,000		(514,500)

				(1,547,958)

Diversified Consumer Services (0.0)%†
Paysafe Finance PLC / Paysafe Holdings US Corp., senior secured note,
3.00%, 6/15/29	United States	144,000	EUR	(142,252)
[e]144A, 4.00%, 6/15/29	United States	194,000		(169,045)

				(311,297)

Diversified Financial Services (0.1)%
[e]Kronos Acquisition Holdings Inc. / KIK Custom Products Inc., senior note, 144A, 7.00%, 12/31/27	Canada	225,000		(190,755)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Diversified Financial Services (continued)
[e]MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	626,000		$(565,660)
[e]Sherwood Financing PLC, senior secured note, Reg S, 6.00%, 11/15/26	United Kingdom	127,000	GBP	(162,047)
[e]Victors Merger Corp., senior note, 144A, 6.375%, 5/15/29	United States	204,000		(176,970)

				(1,095,432)

Diversified Telecommunication Services (0.0)%†
[e]Iliad Holding SASU, senior secured note, Reg S, 5.625%, 10/15/28	France	338,000	EUR	(374,265)

Energy Equipment & Services (0.0)%†
[e]Saipem Finance International BV, E, senior note, Reg S, 2.75%, 4/05/22	Italy	463,000	EUR	(503,339)

Equity Real Estate Investment Trusts (REITs) (0.0)%†
The GEO Group Inc., senior note, 6.00%, 4/15/26	United States	133,000		(109,944)

Food & Staples Retailing (0.1)%
Koninklijke Ahold Delhaize NV, senior bond, 5.70%, 10/01/40	Netherlands	603,000		(769,510)
[e]SEG Holding LLC / SEG Finance Corp., senior secured note, 144A, 5.625%, 10/15/28	United States	166,000		(171,191)
[e]Sigma Holdco BV, senior note, Reg S, 5.75%, 5/15/26	Netherlands	200,000	EUR	(189,362)

				(1,130,063)

Food Products (0.1)%
B&G Foods Inc., senior note, 5.25%, 9/15/27	United States	617,000		(615,846)

Health Care Providers & Services (0.0)%†
[e]Air Methods Corp., senior note, 144A, 8.00%, 5/15/25	United States	380,000		(316,021)
[e]Orpea SA, E, senior note, Reg S, 2.625%, 3/10/25	France	200,000	EUR	(204,160)

				(520,181)

Hotels, Restaurants & Leisure (0.0)%†
[e]Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	115,000		(116,759)

Media (0.0)%†
DISH DBS Corp., senior note, 7.75%, 7/01/26	United States	191,000		(193,644)

Oil, Gas & Consumable Fuels (0.1)%
Apache Corp., senior bond, 4.375%, 10/15/28	United States	75,000		(76,064)
Petrobras Global Finance BV, senior note, 5.093%, 1/15/30	Brazil	360,000		(357,799)
[e]SM Energy Co., secured note, 144A, 10.00%, 1/15/25	United States	120,000		(131,723)

				(565,586)

Real Estate Management & Development (0.0)%†
[e]Samhallsbyggnadsbolaget I Norden AB, E, senior note, Reg S, 1.75%, 1/14/25	Sweden	100,000	EUR	(110,551)

Road & Rail (0.0)%†
[e]The Go-Ahead Group PLC, senior note, Reg S, 2.50%, 7/06/24	United Kingdom	309,000	GBP	(400,792)

Specialty Retail (0.2)%
[e]At Home Group Inc., senior note, 144A, 7.125%, 7/15/29	United States	202,000		(179,614)
[e]Dufry One BV, senior note, Reg S, 2.00%, 2/15/27	Switzerland	361,000	EUR	(364,933)
[e]Macy’s Retail Holdings LLC, senior note, 144A, 5.875%, 4/01/29	United States	437,000		(447,350)
[e] Matalan Finance PLC, senior secured note, Reg S, 6.75%, 1/31/23	United Kingdom	128,000	GBP	(161,095)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Specialty Retail (continued)
[e]Rent-A-Center Inc., senior note, 144A, 6.375%, 2/15/29	United States	810,000		$(776,430)

				(1,929,422)

Total Corporate Bonds and Notes (Proceeds $11,486,885)				(10,982,757)

Foreign Government and Agency Securities (0.1)%
[e]Government of France, senior bond, Reg S, zero cpn., 5/25/32	France	300,000	EUR	(315,245)
Government of Turkey, senior note, 7.25%, 12/23/23	Turkey	437,000		(446,612)
[e]Italy Buoni Poliennali del Tesoro, senior bond, Reg S, 6.00%, 5/01/31	Italy	146,000	EUR	(226,284)

Total Foreign Government and Agency Securities (Proceeds $995,991)				(988,141)

[h]Senior Floating Rate Interests (Proceeds $28,839) (0.0)%†
Chemicals (0.0)%†
ICP Group, Term Loan, 4.50%, (1-Month USD LIBOR + 3.75%), 12/29/27	United States	29,579		(28,692)

U.S. Government and Agency Securities (0.1)%
U.S. Treasury Note,
0.875%, 11/15/30	United States	472,000		(436,176)
1.25%, 8/15/31	United States	219,000		(207,999)
1.375%, 11/15/31	United States	806,000		(772,815)

Total U.S. Government and Agency Securities (Proceeds $1,488,861)				(1,416,990)

Total Securities Sold Short (Proceeds $249,120,006)				$(231,120,260)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At February 28, 2022, the aggregate value of these securities and/or cash pledged amounted to $184,640,643, representing 13.6% of net assets.

cA portion or all of the security is on loan at February 28, 2022.

dA portion or all of the security is held in connection with written option contracts open at period end.

eSecurity was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the net value of these securities was $340,572,905, representing 25.1% of net assets.

fFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

gPerpetual security with no stated maturity date.

hThe coupon rate shown represents the rate at period end.

iIncome may be received in additional securities and/or cash.

jDefaulted security or security for which income has been deemed uncollectible.

kPrincipal amount is stated in 100 Mexican Peso Units.

lA supranational organization is an entity formed by two or more central governments through international treaties.

mThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

nAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

oThe rate shown is the annualized seven-day effective yield at period end.

pA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 8.

qSee Note 7 regarding investments in affiliated management investment companies.

rInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 28, 2022, all repurchase agreements had been entered into on that date.

sThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At February 28, 2022, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Aluminum	Long	14	$1,180,900	3/14/22	$213,008
Aluminum	Short	14	1,180,900	3/14/22	(124,028)
Aluminum	Long	11	925,512	6/13/22	71,593
Brent Crude Oil	Long	15	1,469,550	3/31/22	118,697
Coffee	Long	7	611,362	5/18/22	(44,401)
Copper	Long	6	1,487,850	3/14/22	22,119
Copper	Short	6	1,487,850	3/14/22	(35,906)
Copper	Long	6	1,481,775	6/13/22	12,078
Copper	Short	2	493,925	6/13/22	1,306
Corn	Long	45	1,554,187	5/13/22	115,000
Cotton	Long	8	476,480	5/06/22	(17,768)
Gasoline	Long	13	1,601,145	3/31/22	79,876
Gold	Long	16	3,041,120	4/27/22	85,494
Hard Red Winter Wheat	Long	16	752,600	7/14/22	101,556
Low Sulphur Gas Oil	Long	15	1,282,125	4/12/22	87,602
Natural Gas	Long	13	572,260	3/29/22	(7,139)
NY Harbor	Long	12	1,477,375	3/31/22	95,788
Silver	Short	4	487,320	5/26/22	(729)
Soybean Oil	Long	24	1,058,822	5/13/22	49,376
Soybeans	Long	26	2,127,775	5/13/22	70,028
Sugar	Long	9	178,416	4/29/22	(933)
Wheat	Long	11	513,700	5/13/22	78,432
WTI Crude Oil	Long	13	1,244,360	3/22/22	92,621
Zinc	Long	10	920,188	3/14/22	87,941
Zinc	Short	10	920,188	3/14/22	(22,873)
Zinc	Long	10	915,813	6/13/22	14,876

					1,143,614

Currency Contracts[a]
U.S. Dollar Index	Long	8	773,552	3/14/22	6,861

Equity Contracts
CAC 40 10 Euro Index[a]	Long	5	373,096	3/18/22	(3,578)
CAC 40 10 Euro Index	Short	9	671,573	3/18/22	19,553
CBOE Volatility Index	Long	29	829,890	3/15/22	121,816
CBOE Volatility Index	Long	32	900,803	4/20/22	23,114
CBOE Volatility Index	Long	32	872,810	7/20/22	58,332
CBOE Volatility Index	Long	36	966,557	8/17/22	15,817
DAX Index[a]	Short	5	2,031,145	3/18/22	141,563
DJ Euro Stoxx 50 Index[a]	Short	721	31,746,711	3/18/22	1,922,979
DJIA Mini E-CBOT Index[a]	Short	6	1,015,200	3/18/22	(8,512)
E-Mini Russell 2000[a]	Short	33	3,373,425	3/18/22	82,080
FTSE 100 Index[a]	Long	15	1,496,008	3/18/22	44,881
FTSE 100 Index	Short	88	8,776,578	3/18/22	(311,593)
FTSE/MIB Index	Short	3	427,482	3/18/22	16,733
Hang Seng Index[a]	Short	8	1,159,727	3/30/22	41,669
MSCI Singapore Index	Long	2	48,890	3/30/22	395
NASDAQ 100 E-Mini Index[a]	Long	1	284,560	3/18/22	(5,077)
NASDAQ 100 E-Mini Index	Short	2	569,120	3/18/22	85,210
Nikkei 225 Index[a]	Long	2	462,054	3/10/22	(3,451)
S&P 500 E-Mini Index	Long	1	218,400	3/18/22	12,899
S&P 500 E-Mini Index	Short	80	17,472,000	3/18/22	1,103,331
SGX Nifty 50	Short	2	67,120	3/31/22	(481)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts (continued)
STOXX 600 Banks Index	Short	123	$969,534	3/18/22	$(26,848)
TOPIX Index[a]	Short	6	986,909	3/10/22	58,307
VSTOXX	Long	76	256,497	3/15/22	19,038
VSTOXX	Long	93	296,666	4/20/22	(790)

					3,407,387

Interest Rate Contracts
3 Month EURIBOR[a]	Short	105	29,310,675	6/19/23	158,036
10 Yr. Mini JGB[a]	Long	10	1,309,529	3/11/22	(9,333)
30 Day Federal Funds	Short	11	4,520,903	12/30/22	(3,226)
30 Day Federal Funds	Short	37	15,195,882	1/31/23	(22,331)
90 Day Eurodollar	Long	272	66,694,400	3/13/23	(72,633)
90 Day Eurodollar[a]	Short	205	50,178,875	6/19/23	(32,789)
90 Day Sterling[a]	Short	5	1,645,266	9/19/23	(4,681)
ASX 90 Day Bank Accepted Bill	Long	267	193,774,056	6/09/22	53,135
Australian 3 Yr. Bond	Short	169	13,862,965	3/15/22	(164,513)
Australian 10 Yr. Bond[a]	Long	10	977,693	3/15/22	(22,631)
Canadian 10 Yr. Bond[a]	Long	12	1,293,917	6/21/22	7,895
Euro-BOBL[a]	Short	27	3,991,898	3/08/22	(36,216)
Euro-Bund[a]	Short	11	2,060,230	3/08/22	(11,089)
Euro-Bund	Short	2	368,017	6/08/22	(499)
Euro-SCHATZ[a]	Long	77	9,668,800	3/08/22	(14,622)
Japanese 10 Yr. Bond[a]	Long	4	5,236,376	3/14/22	(36,801)
Japanese 10 Yr. Bond	Short	2	2,618,188	3/14/22	(2,526)
Korean 3 Yr. Bond	Short	157	14,102,383	3/15/22	(1,542)
Long Gilt[a]	Short	18	2,972,014	6/28/22	(18,983)
U.S. Treasury 2 Yr. Note[a]	Long	11	2,367,492	6/30/22	7,712
U.S. Treasury 5 Yr. Note[a]	Short	91	10,763,594	6/30/22	(48,312)
U.S. Treasury 10 Yr. Note[a]	Short	23	2,931,063	6/21/22	(26,199)
U.S. Treasury 10 Yr. Ultra	Short	104	14,698,125	6/21/22	(122,259)
U.S. Treasury Long Bond[a]	Short	33	5,170,688	6/21/22	(76,117)
U.S. Treasury Ultra Bond	Short	20	3,718,750	6/21/22	(21,292)

					(521,816)

Total Futures Contracts					$4,036,046

*As of period end.

aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 8.

At February 28, 2022, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Taiwan Dollar	CITI	Buy	164,410,000	5,876,613	3/01/22	$–	$(12,158)
Taiwan Dollar	DBAB	Sell	54,480,000	1,947,314	3/01/22	4,029	–
Taiwan Dollar	GSCO	Buy	53,886,000	1,926,082	3/01/22	–	(3,985)
Taiwan Dollar	GSCO	Sell	27,630,000	987,597	3/01/22	2,043	–
Taiwan Dollar	HSBC	Sell	27,620,000	987,240	3/01/22	2,043	–
Taiwan Dollar	JPHQ	Buy	218,296,000	8,000,000	3/01/22	–	(213,447)
Taiwan Dollar	JPHQ	Sell	272,562,000	10,076,926	3/01/22	354,722	–

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Taiwan Dollar	MSCO	Sell	54,300,000	1,940,880		3/01/22	$4,015	$–
Brazilian Real	BOFA	Buy	1,192,000	212,781		3/03/22	18,401	–
Brazilian Real	BOFA	Sell	1,192,000	207,121		3/03/22	–	(24,061)
Chilean Peso	MSCO	Buy	1,540,230,650	1,835,793		3/15/22	87,758	–
Chilean Peso	MSCO	Sell	1,540,230,650	1,816,150		3/15/22	–	(107,401)
Chinese Yuan	MSCO	Buy	11,662,365	1,830,190		3/15/22	15,411	–
Chinese Yuan	MSCO	Sell	25,954,405	4,037,351		3/15/22	–	(70,001)
Russian Ruble	MSCO	Buy	196,775,179	2,524,377		3/15/22	–	(728,121)
Russian Ruble	MSCO	Sell	196,775,179	2,510,208		3/15/22	713,952	–
Singapore Dollar	CITI	Sell	486,236	500,000	AUD	3/16/22	7,146	(2,524)
Japanese Yen	MSCO	Sell	20,150,725	250,000	AUD	3/16/22	6,280	–
British Pound	BNYM	Buy	228,305	310,719		3/16/22	–	(4,397)
British Pound	BNYM	Sell	2,732,232	3,627,423		3/16/22	3,694	(42,165)
Euro	CITI	Sell	450,000	378,128	GBP	3/16/22	5,741	(3,330)
Chinese Yuan	CITI	Sell	2,575,922	400,000		3/16/22	–	(7,265)
Chinese Yuan	GSCO	Sell	1,603,338	250,000		3/16/22	–	(3,495)
Czech Koruna	DBAB	Buy	22,956,706	1,011,967		3/16/22	9,280	–
Czech Koruna	HSBC	Sell	22,956,706	1,002,783		3/16/22	–	(18,464)
Euro	BNYM	Buy	1,317,008	1,490,333		3/16/22	63	(12,621)
Euro	BNYM	Sell	6,398,895	7,256,399		3/16/22	76,388	–
Euro	CITI	Sell	450,000	516,875		3/16/22	11,943	–
Chinese Yuan	GSCO	Sell	1,807,835	250,000	EUR	3/16/22	–	(5,309)
Euro	HSBC	Buy	450,000	509,377		3/16/22	–	(4,445)
Euro	MSCO	Sell	1,462,764	1,658,088		3/16/22	16,764	–
British Pound	UBSW	Sell	376,520	450,000	EUR	3/16/22	3,573	(3,826)
Indian Rupee	BNPP	Buy	18,962,675	250,000		3/16/22	1,212	–
Indian Rupee	BNPP	Sell	18,777,225	250,000		3/16/22	1,244	–
Indian Rupee	CITI	Buy	18,948,150	250,000		3/16/22	1,020	–
Indian Rupee	CITI	Sell	37,825,625	500,000		3/16/22	–	(1,104)
Indian Rupee	HSBC	Sell	187,725	2,484		3/16/22	–	(3)
Indian Rupee	JPHQ	Buy	18,879,750	250,000		3/16/22	114	–
Indonesian Rupiah	BNPP	Buy	3,625,350,000	250,000		3/16/22	2,056	–
Indonesian Rupiah	DBAB	Buy	8,727,465,297	605,864		3/16/22	922	–
Indonesian Rupiah	GSCO	Buy	3,626,750,000	250,000		3/16/22	2,153	–
Indonesian Rupiah	HSBC	Sell	7,258,100,000	501,756		3/16/22	–	(2,871)
Indonesian Rupiah	JPHQ	Buy	34,518,871,109	2,397,701		3/16/22	3,457	(1,199)
Indonesian Rupiah	JPHQ	Sell	5,730,000,000	400,000		3/16/22	1,616	–
Indonesian Rupiah	SCBL	Sell	38,416,127,384	2,665,750		3/16/22	–	(5,170)
Japanese Yen	DBAB	Sell	19,171,508	250,000	NZD	3/16/22	2,598	(308)
Philippine Peso	GSCO	Buy	14,015,700	270,000		3/16/22	3,204	–
Philippine Peso	JPHQ	Sell	13,832,100	270,000		3/16/22	375	–
Russian Ruble	DBAB	Buy	106,717,848	1,397,800		3/16/22	–	(424,562)
Russian Ruble	DBAB	Sell	182,902,321	2,395,671		3/16/22	727,651	–
Russian Ruble	GSCO	Buy	48,355,297	642,359		3/16/22	–	(201,372)
Russian Ruble	JPHQ	Buy	134,547,024	1,787,324		3/16/22	–	(560,291)
Russian Ruble	MSCO	Sell	106,717,848	1,424,281		3/16/22	451,043	–
Australian Dollar	CITI	Sell	250,000	243,174	SGD	3/16/22	–	(2,270)
Singapore Dollar	CITI	Buy	338,520	250,000		3/16/22	–	(318)
Singapore Dollar	HSBC	Buy	341,317	250,000		3/16/22	1,745	–
Singapore Dollar	SCBL	Buy	606,170	450,000		3/16/22	–	(2,907)
Singapore Dollar	SCBL	Sell	678,258	500,000		3/16/22	185	(448)
Singapore Dollar	SGNY	Buy	338,194	250,000		3/16/22	–	(558)
Singapore Dollar	SGNY	Sell	342,123	250,000		3/16/22	–	(2,340)
Australian Dollar	UBSW	Sell	250,000	244,608	SGD	3/16/22	–	(1,212)
South African Rand	DBAB	Buy	2,784,907	185,571		3/16/22	–	(4,853)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
South African Rand	GSCO	Buy	10,243,439	650,032	3/16/22	$22,490	$(7,804)
South African Rand	GSCO	Sell	104,352,026	6,685,667	3/16/22	61,319	(147,269)
South African Rand	HSBC	Buy	8,057,167	490,332	3/16/22	32,523	(9)
South African Rand	JPHQ	Buy	6,654,954	443,247	3/16/22	–	(11,393)
South African Rand	JPHQ	Sell	20,702,730	1,335,832	3/16/22	–	(7,611)
South African Rand	MSCO	Sell	5,064,818	332,833	3/16/22	4,167	–
South Korean Won	BOFA	Sell	538,609,500	450,000	3/16/22	2,185	–
South Korean Won	CITI	Buy	1,478,450,000	1,250,000	3/16/22	–	(20,775)
South Korean Won	GSCO	Sell	335,106,000	300,000	3/16/22	21,383	–
South Korean Won	JPHQ	Sell	478,544,000	400,000	3/16/22	2,125	–
South Korean Won	MSCO	Buy	539,564,400	450,000	3/16/22	–	(1,391)
South Korean Won	RBS	Buy	335,400,900	300,000	3/16/22	–	(21,138)
Taiwan Dollar	BNPP	Sell	34,414,250	1,250,000	3/16/22	22,431	–
Taiwan Dollar	SCBL	Buy	11,144,360	400,000	3/16/22	–	(2,476)
Thai Baht	BOFA	Buy	50,892,150	1,500,000	3/16/22	57,627	–
Thai Baht	CITI	Buy	8,117,100	250,000	3/16/22	–	(1,565)
Thai Baht	CITI	Sell	32,846,700	1,000,000	3/16/22	–	(5,320)
Thai Baht	DBAB	Buy	16,955,250	500,000	3/16/22	18,940	–
Thai Baht	DBAB	Sell	8,083,575	250,000	3/16/22	2,591	–
Thai Baht	GSCO	Sell	8,245,600	250,000	3/16/22	–	(2,368)
Thai Baht	HSBC	Buy	8,307,150	250,000	3/16/22	4,252	–
Thai Baht	JPHQ	Sell	32,964,050	1,000,000	3/16/22	–	(8,912)
Thai Baht	MSCO	Buy	13,383,000	400,000	3/16/22	9,606	–
Thai Baht	UBSW	Buy	29,491,330	900,000	3/16/22	6,123	(3,498)
Thai Baht	UBSW	Sell	23,766,950	711,751	3/16/22	–	(15,671)
Kazakhstan Tenge	JPHQ	Buy	153,495,679	346,960	3/17/22	–	(37,180)
Kazakhstan Tenge	JPHQ	Sell	153,495,679	345,382	3/17/22	35,602	–
Australian Dollar	BZWS	Buy	5,868,000	4,234,019	3/18/22	29,299	–
Australian Dollar	BZWS	Sell	29,358,000	20,973,501	3/18/22	380	(356,539)
Australian Dollar[b]	MSCO	Buy	6,507,000	4,639,585	3/18/22	87,987	–
Australian Dollar[b]	MSCO	Sell	12,230,000	8,751,547	3/18/22	33	(134,026)
British Pound	BNYM	Sell	2,254,429	3,068,391	3/18/22	43,512	–
British Pound	BZWS	Buy	3,701,000	4,920,220	3/18/22	55,371	(9,780)
British Pound	BZWS	Sell	2,615,000	3,522,918	3/18/22	28,281	(14,037)
British Pound[b]	MSCO	Buy	6,726,000	9,089,272	3/18/22	14,824	(79,492)
British Pound[b]	MSCO	Sell	3,889,000	5,142,850	3/18/22	250	(75,463)
Canadian Dollar	BZWS	Sell	2,227,000	1,730,677	3/18/22	61	(26,541)
Canadian Dollar[b]	MSCO	Buy	6,455,000	5,084,305	3/18/22	11,145	(2,297)
Canadian Dollar[b]	MSCO	Sell	10,442,000	8,143,011	3/18/22	308	(96,290)
Euro	BNYM	Buy	889,491	997,609	3/18/22	553	–
Euro	BNYM	Sell	30,087,275	34,206,825	3/18/22	443,708	–
Euro	BZWS	Buy	5,364,000	6,077,288	3/18/22	1,310	(59,265)
Euro	BZWS	Sell	8,538,000	9,627,172	3/18/22	50,486	(4,420)
Euro[b]	MSCO	Buy	6,521,000	7,375,574	3/18/22	7,088	(64,975)
Euro[b]	MSCO	Sell	12,921,000	14,680,122	3/18/22	181,524	(995)
Hong Kong Dollar	BNYM	Buy	3,000,035	384,229	3/18/22	–	(322)
Hong Kong Dollar	BNYM	Sell	27,681,734	3,548,117	3/18/22	5,753	–
Japanese Yen	BZWS	Sell	106,906,000	939,160	3/18/22	8,837	–
Japanese Yen[b]	MSCO	Buy	1,584,973,000	13,783,236	3/18/22	44,422	(34,820)
Japanese Yen[b]	MSCO	Sell	2,328,941,000	20,405,433	3/18/22	148,958	(10,560)
Mexican Peso	BZWS	Buy	18,177,000	868,159	3/18/22	16,404	–
Mexican Peso	BZWS	Sell	18,177,000	841,470	3/18/22	–	(43,093)
Mexican Peso[b]	MSCO	Buy	42,320,000	1,994,725	3/18/22	64,987	(257)
Mexican Peso[b]	MSCO	Sell	6,825,000	319,613	3/18/22	97	(12,614)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
New Zealand Dollar	BZWS	Sell	3,138,000	2,094,920		3/18/22	$3,732	$(31,525)
New Zealand Dollar[b]	MSCO	Buy	4,612,000	3,137,653		3/18/22	1,936	(19,785)
New Zealand Dollar[b]	MSCO	Sell	5,559,000	3,764,796		3/18/22	15,114	(10,724)
Swedish Krona	BZWS	Buy	8,563,000	946,465		3/18/22	–	(41,944)
Swedish Krona	BZWS	Sell	19,698,000	2,145,533		3/18/22	64,807	–
Swiss Franc	BNYM	Sell	13,161,972	14,307,580		3/18/22	–	(57,278)
Swiss Franc[b]	MSCO	Buy	9,569,000	10,399,784		3/18/22	52,580	(8,844)
Swiss Franc[b]	MSCO	Sell	12,219,000	13,273,170		3/18/22	4,304	(66,842)
Kazakhstan Tenge	JPHQ	Buy	129,816,848	293,040		3/21/22	–	(31,435)
Kazakhstan Tenge	JPHQ	Sell	129,816,848	291,609		3/21/22	30,004	–
Australian Dollar	BNYM	Sell	989,000	707,477		3/24/22	–	(11,146)
Canadian Dollar	BNYM	Sell	3,204,000	2,500,127		3/24/22	–	(27,982)
Euro	BNYM	Sell	6,537,000	7,401,236		3/24/22	63,584	–
Hong Kong Dollar	BNYM	Sell	9,897,000	1,269,658		3/24/22	3,156	–
British Pound	JPHQ	Sell	1,110,000	1,499,394		3/31/22	9,874	–
Canadian Dollar	BNYM	Sell	6,458,000	4,995,098		3/31/22	–	(100,723)
Euro	BNYM	Sell	690,000	780,714		3/31/22	5,966	–
Euro	JPHQ	Sell	5,690,000	6,443,214		3/31/22	55,731	(1,380)
Hong Kong Dollar	JPHQ	Sell	560,000	71,931		3/31/22	268	–
Japanese Yen	BNYM	Sell	44,540,000	391,919		3/31/22	4,196	–
Swiss Franc	JPHQ	Sell	400,000	434,937		3/31/22	–	(1,900)
Colombian Peso	MSCS	Sell	424,857,000	103,026		4/11/22	–	(4,378)
Australian Dollar	JPHQ	Buy	2,880,469	2,080,000		4/26/22	13,826	–
Australian Dollar	JPHQ	Sell	2,880,469	2,063,395		4/26/22	–	(30,431)
Colombian Peso	JPHQ	Buy	6,134,701,968	1,560,000		4/26/22	–	(11,939)
Colombian Peso	JPHQ	Sell	6,248,988,567	1,580,001		4/26/22	3,101	–
Euro	BOFA	Sell	370,000	418,945		4/26/22	3,158	–
Euro	BZWS	Sell	115,000	130,228		4/26/22	997	–
Mexican Peso	JPHQ	Sell	42,003,550	2,282,212	EUR	4/26/22	–	(39,995)
Euro	JPHQ	Buy	511,449	580,005		4/26/22	–	(5,265)
Euro	JPHQ	Sell	1,831,875	2,092,528		4/26/22	34,213	(254)
Hungarian Forint	JPHQ	Sell	60,719,317	194,935		4/26/22	12,957	–
Indian Rupee	JPHQ	Sell	314,287,010	4,130,000		4/26/22	899	(11,478)
Euro	JPHQ	Sell	1,780,000	42,003,550	MXN	4/26/22	29,614	–
Mexican Peso	JPHQ	Buy	66,916,872	3,229,074		4/26/22	12,856	(8,064)
Mexican Peso	JPHQ	Sell	8,576,851	414,562		4/26/22	90	(18)
New Israeli Shekel	JPHQ	Buy	8,373,414	2,610,000		4/26/22	1,845	–
Peruvian Nuevo Sol	JPHQ	Buy	6,256,796	1,640,000		4/26/22	4,388	–
Peruvian Nuevo Sol	JPHQ	Sell	6,438,560	1,654,394		4/26/22	–	(37,765)
Russian Ruble	JPHQ	Buy	594,343,325	7,060,000		4/26/22	–	(1,840,968)
Russian Ruble	JPHQ	Sell	594,343,325	7,526,896		4/26/22	2,307,864	–
South African Rand	JPHQ	Buy	76,319,086	4,959,437		4/26/22	6,353	(39,329)
South African Rand	JPHQ	Sell	54,710,856	3,519,522		4/26/22	–	(12,110)
Thai Baht	JPHQ	Buy	85,981,525	2,590,000		4/26/22	41,883	–
Thai Baht	JPHQ	Sell	86,930,934	2,670,000		4/26/22	9,056	–
Turkish Lira	JPHQ	Sell	14,848,678	997,524		4/26/22	22,185	(8,061)
Brazilian Real	JPHQ	Buy	17,152,321	3,217,906		5/03/22	73,497	(19,998)
Brazilian Real	JPHQ	Sell	5,787,540	1,110,000		5/03/22	6,161	–
South Korean Won	MSCO	Buy	1,417,389,262	1,183,265		5/09/22	–	(5,166)
South Korean Won	MSCO	Sell	454,682,993	376,728		5/09/22	–	(1,193)
Euro	HSBC	Sell	125,000	141,959		5/17/22	1,374	–
Indonesian Rupiah	BNPP	Sell	6,511,369,500	450,000		6/15/22	116	–
Indonesian Rupiah	CITI	Sell	6,527,655,000	450,000		6/15/22	–	(1,009)
Indonesian Rupiah	HSBC	Sell	13,063,392,000	900,000		6/15/22	156	(2,732)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	JPHQ	Sell	450,000	4,519,793	NOK	6/15/22	$5,455	$–
South Korean Won	HSBC	Buy	300,675,000	250,000		6/15/22	–	(33)
British Pound	MSCO	Sell	921,000	1,244,641		7/28/22	9,641	–
Indonesian Rupiah	GSCO	Buy	25,956,000,000	1,800,000		8/22/22	–	(15,265)
Indonesian Rupiah	JPHQ	Buy	28,678,571,429	1,964,286		8/22/22	7,653	–
Indonesian Rupiah	SCBL	Buy	31,957,200,000	2,200,000		8/22/22	–	(2,623)
Indonesian Rupiah	GSCO	Sell	26,370,000,000	1,800,000		2/22/23	15,911	–
Indonesian Rupiah	JPHQ	Sell	29,181,428,571	1,964,286		2/22/23	–	(10,013)
Indonesian Rupiah	SCBL	Sell	32,489,600,000	2,200,000		2/22/23	1,884	–

Total Forward Exchange Contracts							$7,035,168	$(6,318,562)

Net unrealized appreciation (depreciation)							$716,606

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 8.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At February 28, 2022, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name

Government of China	(1.00)%	Quarterly		12/20/26	1,500,000		$(23,452)	$(26,849)	$3,397
Government of Indonesia	(1.00)%	Quarterly		12/20/26	1,000,000		7,087	(2,735)	9,822
Government of Russia	(1.00)%	Quarterly		12/20/26	473,000		221,641	18,940	202,701
Government of South Africa	(1.00)%	Quarterly		12/20/24	4,478,000		70,270	132,619	(62,349)
Government of South Africa	(1.00)%	Quarterly		12/20/24	1,464,000		22,973	42,608	(19,635)
Talen Energy Supply LLC	(1.00)%	Quarterly		12/20/22	213,000		85,917	106,234	(20,317)
Talen Energy Supply LLC	(1.00)%	Quarterly		12/20/23	155,000		82,869	79,050	3,819
Talen Energy Supply LLC	(1.00)%	Quarterly		6/20/23	711,000		339,512	287,762	51,750
Traded Index
CDX.NA.HY.37	(5.00)%	Quarterly		12/20/26	2,907,000		(163,869)	(266,667)	102,798
Contracts to Sell Protection[c,d]
Single Name
Government of South Africa	1.00%	Quarterly		12/20/24	2,847,000		(44,676)	(221,735)	177,059	BB-
Government of South Africa	1.00%	Quarterly		12/20/24	874,000		(13,715)	(25,494)	11,779	BB-
Talen Energy Supply LLC	1.00%	Quarterly		6/20/22	330,000		(49,620)	(79,870)	30,250	B-
Traded Index
CDX.EM.36	1.00%	Quarterly		12/20/26	2,595,000		(207,903)	(210,195)	2,292	NR
CDX.EM.36	1.00%	Quarterly		12/20/26	2,595,000		(207,903)	(212,790)	4,887	NR
iTraxx Europe Crossover S36	5.00%	Quarterly		12/20/26	5,210,000	EUR	382,650	384,413	(1,763)	NR
iTraxx Europe Crossover S36	5.00%	Quarterly		12/20/26	2,560,000	EUR	188,020	204,454	(16,434)	NR

Total Centrally Cleared Swap Contracts							$689,801	$209,745	$480,056

OTC Swap Contracts
Contracts to Buy Protection[c]
Single Name			Counterparty
Air France-KLM	(5.00)%	Quarterly	GSCO	12/20/22	100,000	EUR	(2,731)	(1,393)	(1,338)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	73,000	EUR	(1,364)	(256)	(1,108)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	23,000	EUR	(430)	(178)	(252)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	44,000	EUR	(822)	(163)	(659)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	44,000	EUR	(822)	(157)	(665)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/23	111,000		2,571	5,140	(2,569)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/23	332,000		7,688	13,127	(5,439)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/24	143,000		5,855	6,880	(1,025)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/26	600,000		57,910	27,283	30,627
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/26	116,000		12,312	9,467	2,845
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/26	186,000		19,742	28,300	(8,558)
American Airlines Inc.	(5.00)%	Quarterly	CITI	6/20/26	103,000		9,941	8,565	1,376
American Airlines Inc.	(5.00)%	Quarterly	CITI	6/20/26	96,000		9,266	8,618	648
American Airlines Inc.	(5.00)%	Quarterly	FBCO	12/20/23	93,000		2,153	6,008	(3,855)
American Airlines Inc.	(5.00)%	Quarterly	FBCO	12/20/26	155,000		16,452	12,651	3,801
American Airlines Inc.	(5.00)%	Quarterly	GSCO	6/20/23	60,000		218	661	(443)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	6/20/23	60,000		218	890	(672)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	6/20/23	60,000		218	938	(720)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	53,000		1,228	1,429	(201)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	846,000		19,591	22,946	(3,355)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)

American Airlines Inc.	(5.00)%	Quarterly	JPHQ	12/20/25	241,000		$20,766	$37,404	$(16,638)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	274,000		(11,311)	(7,620)	(3,691)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	233,000		(9,618)	(6,023)	(3,595)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	112,000		(4,623)	(4,046)	(577)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	137,000		(5,656)	(3,231)	(2,425)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	121,000		(4,995)	(2,980)	(2,015)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	137,000		(4,305)	(2,957)	(1,348)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	82,000		(3,385)	(2,283)	(1,102)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	164,000		(6,770)	(1,589)	(5,181)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	CITI	12/20/26	82,000		(3,385)	(2,287)	(1,098)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	GSCO	12/20/26	137,000		(5,656)	(3,817)	(1,839)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	GSCO	12/20/26	137,000		(5,655)	(2,417)	(3,238)
Campbell’s Soup Co.	(1.00)%	Quarterly	BZWS	12/20/26	353,000		(5,788)	(6,485)	697
Campbell’s Soup Co.	(1.00)%	Quarterly	BZWS	12/20/26	141,000		(2,312)	(2,517)	205
Campbell’s Soup Co.	(1.00)%	Quarterly	BZWS	12/20/26	141,000		(2,312)	(2,254)	(58)
Campbell’s Soup Co.	(1.00)%	Quarterly	BZWS	12/20/26	141,000		(2,312)	(1,720)	(592)
Clariant AG	(1.00)%	Quarterly	JPHQ	12/20/23	100,000	EUR	(893)	(594)	(299)
Clariant AG	(1.00)%	Quarterly	JPHQ	12/20/23	100,000	EUR	(893)	(594)	(299)
Conagra Brands	(1.00)%	Quarterly	BZWS	12/20/26	141,000		(1,290)	(1,669)	379
Conagra Brands	(1.00)%	Quarterly	BZWS	12/20/26	141,000		(1,290)	(1,540)	250
Conagra Brands	(1.00)%	Quarterly	BZWS	12/20/26	141,000		(1,290)	(760)	(530)
Conagra Brands	(1.00)%	Quarterly	BZWS	12/20/26	71,000		(650)	(514)	(136)
Conagra Brands	(1.00)%	Quarterly	GSCO	12/20/26	434,000		(3,971)	(2,339)	(1,632)
Deutsche Lufthansa AG	(1.00)%	Quarterly	CITI	12/20/26	116,000	EUR	9,720	9,648	72
Deutsche Lufthansa AG	(1.00)%	Quarterly	MSCO	12/20/26	100,000	EUR	8,599	8,729	(130)
Dow Inc.	(1.00)%	Quarterly	BZWS	12/20/26	141,000		(1,594)	(1,669)	75
Dow Inc.	(1.00)%	Quarterly	JPHQ	12/20/26	217,000		(2,454)	(1,956)	(498)
Dow Inc.	(1.00)%	Quarterly	JPHQ	12/20/26	143,000		(1,618)	(1,096)	(522)
GE Capital Funding LLC	(1.00)%	Quarterly	JPHQ	12/20/26	444,000		(4,003)	(4,102)	99
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/26	253,000		138,046	132,681	5,365
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/26	842,000		459,426	441,157	18,269
Government of Argentina	(5.00)%	Quarterly	JPHQ	12/20/26	253,000		138,046	132,557	5,489
Government of Brazil	(1.00)%	Quarterly	BZWS	12/20/26	201,000		10,590	8,884	1,706
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	132,000		(1,613)	1,433	(3,046)
Government of Italy	(1.00)%	Quarterly	JPHQ	6/20/24	218,000		(2,663)	1,102	(3,765)
Government of Mexico	(1.00)%	Quarterly	BZWS	6/20/26	1,510,000		110	4,998	(4,888)
Government of Mexico	(1.00)%	Quarterly	CITI	12/20/26	345,000		1,744	(159)	1,903
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/23	627,000		44,994	36,906	8,088
Government of Turkey	(1.00)%	Quarterly	GSCO	12/20/23	2,560,000		183,706	196,575	(12,869)
Government of Ukraine	(5.00)%	Quarterly	HSBC	12/20/26	423,000		227,111	–	227,111
Government of Ukraine	(5.00)%	Quarterly	HSBC	12/20/26	382,000		209,550	6,808	202,742
Groupe Casino	(5.00)%	Quarterly	BZWS	12/20/23	60,000	EUR	6,548	59	6,489
Groupe Casino	(5.00)%	Quarterly	BZWS	12/20/23	60,000	EUR	6,548	118	6,430
Intrum Justitia	(5.00)%	Quarterly	GSCO	12/20/26	100,000	EUR	(3,891)	(3,676)	(215)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Intrum Justitia	(5.00)%	Quarterly	MSCS	12/20/26	110,000	EUR	$(5,497)	$(6,061)	$564
K. Hovnanian Enterprises
Inc.	(5.00)%	Quarterly	BZWS	12/20/26	223,000		18,841	14,133	4,708
Kohl’s Corp.	(1.00)%	Quarterly	GSCO	6/20/26	139,000		11,096	2,444	8,652
Macy’s Retail Holdings LLC.	(1.00)%	Quarterly	BZWS	12/20/26	69,000		5,094	6,269	(1,175)
Macy’s Retail Holdings LLC.	(1.00)%	Quarterly	CITI	12/20/26	141,000		10,410	12,811	(2,401)
Macy’s Retail Holdings LLC.	(1.00)%	Quarterly	MSCO	12/20/26	72,000		5,315	4,182	1,133
MBIA Inc.	(5.00)%	Quarterly	BZWS	6/20/22	24,000		(531)	(86)	(445)
MBIA Inc.	(5.00)%	Quarterly	CITI	6/20/22	40,000		(885)	(399)	(486)
MBIA Inc.	(5.00)%	Quarterly	GSCO	6/20/22	25,000		(553)	(197)	(356)
Simon Property Group LP	(1.00)%	Quarterly	BZWS	12/20/26	296,000		(2,929)	(4,500)	1,571
Stena AB	(5.00)%	Quarterly	GSCO	12/20/24	273,000	EUR	(13,610)	(15,092)	1,482
TDC A/S	(1.00)%	Quarterly	BNPP	12/20/26	70,000	EUR	3,126	2,511	615
TDC A/S	(1.00)%	Quarterly	BNPP	12/20/26	71,000	EUR	3,171	3,168	3
TDC A/S	(1.00)%	Quarterly	BNPP	12/20/26	71,000	EUR	3,171	3,168	3
Telecom Italia	(1.00)%	Quarterly	BZWS	12/20/26	139,000	EUR	12,852	10,317	2,535
Telecom Italia	(1.00)%	Quarterly	JPHQ	12/20/26	70,000	EUR	6,472	5,210	1,262
Telecom Italia	(1.00)%	Quarterly	JPHQ	12/20/26	68,000	EUR	6,287	5,219	1,068
Telecom Italia	(1.00)%	Quarterly	JPHQ	12/20/26	126,000	EUR	11,650	9,788	1,862
Unicredit SpA	(1.00)%	Quarterly	BNPP	12/20/26	200,000	EUR	(913)	13,473	(14,386)
Unicredit SpA	(1.00)%	Quarterly	JPHQ	12/20/26	50,000	EUR	(228)	3,875	(4,103)
Contracts to Sell Protection[c,d]
Single Name
Euro Garages Ltd.	5.00%	Quarterly	GSCO	12/20/26	50,000	EUR	2,533	2,471	62	B-
Kohl’s Corp.	1.00%	Quarterly	JPHQ	6/20/26	141,000		(11,256)	(10,964)	(292)	BBB-

Total OTC Swap Contracts							$1,582,118	$1,158,661	$423,457

Total Credit Default Swap Contracts							$2,271,919	$1,368,406	$903,513

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At February 28, 2022, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed 0.16% Pay Floating AONIA	Annually	6/08/22	332,000,000	AUD	$10,742
Receive Fixed 0.30% Pay Floating AONIA	Annually	8/03/22	412,200,000	AUD	10,405
Receive Fixed 0.34% Pay Floating AONIA	Annually	8/03/22	414,000,000	AUD	19,095
Receive Fixed 0.39% Pay Floating AONIA	Annually	8/03/22	414,630,000	AUD	31,015
Receive Fixed 0.39% Pay Floating AONIA	Annually	8/03/22	400,000,000	AUD	30,701
Receive Fixed 0.48% Pay Floating AONIA	Annually	8/03/22	130,000,000	AUD	16,131
Receive Fixed 0.49% Pay Floating AONIA	Annually	8/03/22	259,000,000	AUD	33,580
Receive Fixed 4.23% Pay Floating MIBOR	Annually	12/02/22	1,550,000,000	INR	40,174
Receive Fixed 1.34% Pay Floating 3-Month-KDR	Quarterly	12/15/22	46,000,000,000	KRW	(122,398)
Receive Fixed 12.18% Pay Floating BRLCDI	Annually	1/02/23	36,268,622	BRL	(5,242)
Receive Fixed 1.77% Pay Floating 3-Month-KDR	Quarterly	3/16/23	21,600,000,000	KRW	(27,677)
Receive Fixed 4.41% Pay Floating MIBOR	Annually	3/16/23	790,000,000	INR	6,708
Receive Fixed 4.44% Pay Floating MIBOR	Annually	3/16/23	950,000,000	INR	10,576
Receive Fixed 4.44% Pay Floating MIBOR	Annually	3/16/23	950,000,000	INR	11,173
Receive Fixed 4.52% Pay Floating MIBOR	Annually	3/16/23	760,000,000	INR	16,585
Receive Fixed 2.13% Pay Floating 3-Month-KDR	Quarterly	6/15/23	6,000,000,000	KRW	–
Receive Fixed 2.13% Pay Floating rate China 7-Day Repo	Quarterly	6/15/23	40,000,000	CNY	(2,668)
Receive Fixed 2.14% Pay Floating rate China 7-Day Repo	Quarterly	6/15/23	30,000,000	CNY	(1,885)
Receive Fixed 2.17% Pay Floating 3-Month-KDR	Quarterly	6/15/23	7,000,000,000	KRW	2,034
Receive Fixed 2.20% Pay Floating rate China 7-Day Repo	Quarterly	6/15/23	31,000,000	CNY	1,281
Receive Fixed 4.70% Pay Floating MIBOR	Annually	6/15/23	550,000,000	INR	4,500
Receive Fixed 11.40% Pay Floating BZDIOVRA Index	Annually	1/02/24	28,236,206	BRL	(38,111)
Receive Fixed 11.94% Pay Floating BZDIOVRA Index	Annually	1/02/24	28,177,533	BRL	1,683
Receive Fixed 2.74% Pay Floating rate 3-Month-BKBM	Quarterly	3/02/24	2,000,000	NZD	–
Receive Fixed 2.74% Pay Floating rate 3-Month-BKBM	Quarterly	3/02/24	6,000,000	NZD	(1,338)
Receive Fixed 2.30% Pay Floating 3-Month-KDR	Quarterly	4/26/24	8,667,065,152	KRW	12,247

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Fixed 6.09% Pay Floating rate 3-Month-JIBAR	Quarterly	4/26/24	49,768,689	ZAR	$(7,547)
Receive Floating rate 6 Month-PRIBOR Pay Fixed rate 4.40%	Semi-Annually	4/26/24	13,808,118	CZK	(1,728)
Receive Floating rate 6 Month-PRIBOR Pay Fixed rate 4.45%	Semi-Annually	4/26/24	51,695,052	CZK	(4,154)
Receive Floating rate 6 Month-PRIBOR Pay Fixed rate 4.53%	Semi-Annually	4/26/24	52,433,554	CZK	(857)
Receive Fixed 1.58% Pay Floating rate Overnight SIBCSORA	Semi-Annually	6/15/24	9,225,000	SGD	7,694
Receive Fixed 1.71% Pay Floating rate 3-Month-HIBOR	Quarterly	6/15/24	70,740,000	HKD	15,607
Receive Fixed 2.28% Pay Floating rate China 7-Day Repo	Quarterly	6/15/24	29,700,000	CNY	2,513
Receive Floating rate Overnight SOFR Pay Fixed rate 1.78%	Annually	6/15/24	6,750,000		(26,664)
Receive Floating rate Overnight SOFR Pay Fixed rate 1.78%	Semi-Annually	6/15/24	9,000,000		(35,641)
Receive Fixed 8.44% Pay Floating BRLCDI	Annually	1/02/25	12,000,000	BRL	(127,144)
Receive Floating rate 3-Month-BBSW Pay Fixed rate 2.60%	Quarterly	1/29/25	4,000,000	AUD	–
Receive Floating rate 3-Month-BBSW Pay Fixed rate 2.65%	Quarterly	1/29/25	21,000,000	AUD	(2,309)
Receive Floating rate 6 Month-PRIBOR Pay Fixed rate 4.225%	Semi-Annually	3/16/25	106,185,044	CZK	6,420
Receive Fixed 6.30% Pay Floating rate 3-Month-JIBAR	Quarterly	7/31/25	53,795,745	ZAR	(35,132)
Receive Fixed 7.57% Pay Floating rate 3-Month-JIBAR	Quarterly	11/04/25	39,000,000	ZAR	24,086
Receive Floating rate 3-Month USD LIBOR Pay Fixed rate 0.50%	Semi-Annually	6/16/26	1,150,000		35,338
Receive Floating rate 3-Month USD LIBOR Pay Fixed rate 0.50%	Semi-Annually	6/16/26	1,400,000		41,299
Receive Fixed 1.25% Pay Floating 3-Month-USD LIBOR	Quarterly	12/15/26	1,300,000		(29,665)
Receive Fixed 2.28% Pay Floating CNRR007 Index	Quarterly	3/16/27	9,826,897	CNY	(11,687)
Receive Fixed 2.28% Pay Floating CNRR007 Index	Quarterly	3/16/27	9,826,897	CNY	(8,861)
Receive Floating MIBOR Pay Fixed rate 5.71%	Semi-Annually	3/16/27	180,000,000	INR	7,523
Receive Floating MIBOR Pay Fixed rate 5.77%	Semi-Annually	3/16/27	210,000,000	INR	2,584
Receive Floating MIBOR Pay Fixed rate 5.77%	Semi-Annually	3/16/27	210,000,000	INR	1,673
Receive Floating MIBOR Pay Fixed rate 5.79%	Semi-Annually	3/16/27	160,000,000	INR	(344)
Receive Floating rate 6 Month-WIBOR Pay Fixed rate 2.95%	Annually	3/16/27	16,502,270	PLN	207,593
Receive Floating rate 6 Month-PRIBOR Pay Fixed rate 3.87%	Annually	4/26/27	6,203,359	CZK	(1,318)
Receive Floating rate 6 Month-PRIBOR Pay Fixed rate 3.95%	Annually	4/26/27	21,661,059	CZK	(8,280)
Receive Floating rate 6 Month-PRIBOR Pay Fixed rate 3.98%	Annually	4/26/27	21,937,583	CZK	(9,786)
Receive Floating rate 6 Month-WIBOR Pay Fixed rate 4.07%	Annually	4/26/27	6,648,769	PLN	3,846
Receive Floating rate 6 Month-WIBOR Pay Fixed rate 4.09%	Annually	4/26/27	13,750,000	PLN	5,402

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating rate 6 Month-WIBOR Pay Fixed rate 4.20%	Annually	4/26/27	6,648,770	PLN	$(5,031)
Receive Fixed 0.11% Pay floating Overnight MUTSCALM	Annually	6/15/27	535,000,000	JPY	6,271
Receive Floating MIBOR Pay Fixed rate 5.96%	Semi-Annually	6/15/27	120,000,000	INR	(2,408)
Receive IN00O/N Index Pay Fixed rate 5.94%	Semi-Annually	6/15/27	160,386,031	INR	(1,205)
Receive Fixed 0.77% Pay Floating rate 6 Month-EURIBOR	Semi-Annually	3/17/32	3,092,000	EUR	(61,705)
Receive Fixed 0.98% Pay Floating rate 6 Month-EURIBOR	Semi-Annually	3/17/32	2,085,780	EUR	(17,597)
Receive Fixed 7.67% Pay Floating Banxico Mexico 1 Month rate	Monthly	4/13/32	56,105,000	MXN	(50,698)
Receive Fixed 7.80% Pay Floating rate 3-Month-JIBAR	Quarterly	4/26/32	19,017,434	ZAR	3,087
Receive floating Overnight MUTSCALM Pay Fixed rate 0.60%	Annually	2/18/37	200,000,000	JPY	(10,408)
Receive floating Overnight MUTSCALM Pay Fixed rate 0.61%	Annually	2/18/37	200,000,000	JPY	(12,085)
Receive floating Overnight MUTSCALM Pay Fixed rate 0.41%	Annually	6/15/37	180,000,000	JPY	(3,511)
Receive Floating rate 6 Month-EURIBOR Pay Fixed rate 0.74%	Annually	3/17/42	2,445,000	EUR	79,283
Receive Floating rate 6 Month-EURIBOR Pay Fixed rate 0.94%	Annually	3/17/42	1,116,460	EUR	13,728

Total Interest Rate Swap Contracts					$47,493

*In U.S. dollars unless otherwise indicated.

At February 28, 2022, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Equity Contracts - Long[a]
AKKA Technologies	1-Month EIBOR + 0.40%	Monthly	BZWS	9/09/22	1,716,267	EUR	$(2,908)
Amundi SA	1-Month EE00 + 0.40%	Monthly	MSCO	3/01/23	926,575	EUR	14,137
Amundi SA	1-Day EONIA + 0.40%	Monthly	MSCS	3/14/25	266,038	EUR	90,773
Anima Holding SpA	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/22	2,091,835	EUR	(181,934)
Avast PLC	1-Day SONIA + 0.40%	Monthly	BZWS	7/27/22	1,884,666	GBP	25,288
Avast PLC	1-Day FEDEF + 0.65%	Monthly	MSCO	9/23/22	377,134		9,891
Barclays PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	11/14/22	1,145,948	GBP	(190,390)
Blue Prism Group PLC	1-Day SONIA + 0.40%	Monthly	BZWS	9/07/22	1,755,462	GBP	(1,449)
BNP Paribas SA	1-Month LIBOR + 0.40%	Monthly	MSCS	3/14/25	1,368,172	EUR	783,301
BP Midstream Partners LP	1-Day OBFR + 0.65%	Monthly	MSCS	12/21/22	369,336		(147)
Bureau Veritas SA	1-Month EURIBOR + 0.40%	Monthly	GSCO	11/14/22	184,680	EUR	4,379
Bureau Veritas SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	3/14/25	1,082,490	EUR	385,745
Callaway Golf Co.	1-Day FEDEF + 0.40%	Monthly	MSCO	11/22/22	1,217,822		(394,147)
CapitaLand Investment Ltd.	1-Day SORA + 0.55%	Monthly	MSCO	5/22/23	737,945	SGD	191,626
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	1/20/23	194,785		6,056
CNP Assurances SA	1-Day EONIA + 0.65%	Monthly	MSCS	9/06/22	236,428	EUR	618
CNP Assurances SA	1-Month EE00 + 0.40%	Monthly	BZWS	12/08/22	1,633,110	EUR	1,062
CorePoint Lodging Inc.	1-Month LIBOR + 0.35%	Monthly	BZWS	11/28/22	3,525,069		942
Croda International PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	11/14/22	1,034,479	GBP	9,615

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Crown Holdings Inc.	1-Day FEDEF + 0.40%	Monthly	MSCO	11/22/22	589,278		$111,200
Crown Resorts Ltd.	1-Month BBSW + 0.55%	Monthly	MSCO	12/22/23	1,303,581	AUD	22,121
CyrusOne Inc.	1-Month LIBOR + 0.35%	Monthly	BZWS	11/16/22	7,582,487		17,665
Daimler Truck Holding AG	1-Day EONIA + 0.65%	Monthly	MSCS	11/03/22	271,728	EUR	(37,718)
Danone SA	1-Month EURIBOR + 0.40%	Monthly	MSCO	11/14/22	1,904,062	EUR	(22,047)
Danone SA	1-Month LIBOR + 0.40%	Monthly	MSCS	3/14/25	3,905,164	EUR	4,143
Electricite de France SA	1-Day EONIA + 0.40%	Monthly	MSCO	9/23/22	2,187,592	EUR	(57,755)
Eletrobras	1-Day FEDEF + 1.00%	Monthly	MSCO	1/12/23	3,290,899		(50,832)
Elis SA	1-Month EURIBOR + 0.40%	Monthly	MSCO	11/14/22	271,581	EUR	(41,157)
Elis SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	3/14/25	444,640	EUR	81,298
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	10/03/22	308,798		20,029
Energy Transfer LP	1-Month LIBOR + 0.50%	Monthly	CITI	10/18/22	115,578		265
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	1/13/23	196,852		12,828
Engie SA	1-Day EONIA + 0.40%	Monthly	MSCO	9/23/22	5,113,692	EUR	18,394
Entain PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/23	579,918	GBP	(113,683)
Entain PLC	1-Month LIBOR + 0.40%	Monthly	BZWS	2/28/23	292,163	GBP	22,934
ESG Core Investments BV	1-Day EONIA + 0.65%	Monthly	MSCO	9/06/22	41,835	EUR	(2,796)
Falck Renewables Co.	1-Day EONIA + 0.65%	Monthly	MSCS	9/06/22	205,177	EUR	2,727
Ferguson PLC	1-Day EONIA + 0.65%	Monthly	MSCO	9/23/22	543,025		90,155
Frasers Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	11/14/22	880,392	GBP	(155,887)
Gazprom PJSC	1-Day FEDEF + 0.30%	Monthly	MSCO	1/30/23	762,999		(618,040)
Healthcare Trust of America Inc.	1-Day OBFR + 0.45%	Monthly	BZWS	1/27/23	216,737		(2,252)
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/22	2,184,163	EUR	(324,975)
Hermes International	1-Month EURIBOR + 0.40%	Monthly	MSCO	11/14/22	600,572	EUR	(2,122)
Hikma Pharmaceuticals PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	11/14/22	93,333	GBP	4,829
ITV PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	11/14/22	1,702,078	GBP	(234,204)
Kering SA	1-Month EURIBOR + 0.40%	Monthly	MSCO	11/14/22	794,174	EUR	11,806
Kering SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	3/14/25	1,461,221	EUR	574,610
LONGi Green Energy Technology Co. Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCO	2/27/23	487,280		32,476
LVMH Moet Hennessy Louis Vuitton SE .	1-Day EONIA + 0.40%	Monthly	MSCS	3/14/25	348,838	EUR	333,896
Meggitt PLC	1-Day SONIA + 0.65%	Monthly	BZWS	8/17/22	2,132,017	GBP	36,258
Meggitt PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/23	1,362,630	GBP	(125,320)
MGM Growth Properties LLC	1-Month LIBOR + 0.35%	Monthly	BZWS	8/08/22	4,289,805		51,176
Nestle SA	1-Month LIBOR + 0.40%	Monthly	MSCS	1/20/23	1,710,464	CHF	28,086
Orpea SA	1-Day EONIA + 0.40%	Monthly	MSCO	1/30/23	819,294	EUR	(31,006)
Phillips 66 Partners LP	1-Month LIBOR + 0.35%	Monthly	BZWS	10/28/22	5,309,955		75,922
Preferred Apartment Communities inc.	1-Day OBFR + 0.45%	Monthly	BZWS	2/17/23	96,977		(926)
Ryanair Holdings PLC	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/22	857,797	EUR	(145,017)
Sanne Group PLC	1-Day SONIA + 0.40%	Monthly	BZWS	6/24/22	685,955	GBP	(571)
Shell Midstream Partners LP	1-Day OBFR + 0.65%	Monthly	BZWS	2/14/23	580,568		20,526
Siltronic AG	1-Day EONIA + 0.65%	Monthly	MSCO	11/03/22	489,119	EUR	(140,633)
Singapore Press Holdings Ltd.	1-Month SIBF + 0.55%	Monthly	MSCS	5/22/23	657,631	SGD	(1,179)
Smith & Nephew PLC	1-Month LIBOR + 0.40%	Monthly	MSCO	11/14/22	3,535,129	GBP	379,696
Smiths Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	11/14/22	1,056,203	GBP	(26,408)
Societe Generale SA	1-Month LIBOR + 0.40%	Monthly	MSCS	3/14/25	853,440	EUR	508,762
SSE PLC	1-Day SONIA + 0.40%	Monthly	MSCO	9/26/22	3,044,470	GBP	455,909
Stroeer SE & Co. KGaA	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/22	964,591	EUR	(29,525)
Swedish Orphan Biovitrum AB	1-Month STIBOR + 0.65%	Monthly	MSCS	12/27/23	6,220,459	SEK	15,348
Telecom Italia SpA	1-Day EONIA + 0.65%	Monthly	JPHQ	2/20/23	107,210	EUR	(8,734)
Toshiba Corp.	1-Day MUTSCALM + 0.55%	Monthly	MSCO	8/25/23	35,819,080	JPY	(2,575)
TotalEnergies	1-Day EONIA + 0.40%	Monthly	MSCO	9/23/22	2,807,581	EUR	(333,828)
Ultra Electronics Holdings PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/23	599,569	GBP	7,460
Ultra Electronics Holdings PLC	1-Day SONIA + 0.40%	Monthly	BZWS	2/20/23	243,469	GBP	12,937
Vifor Pharma AG	1-Day FEDEF + 0.65%	Monthly	MSCS	9/23/22	1,023,134		(4,730)
Vodafone Group PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/23	930,163	GBP	254,632
Willis Towers Watson PLC	1-Day FEDEF + 0.40%	Monthly	MSCO	11/22/22	2,153,178		(208,383)
Zynga Inc.	1-Day FEDEF + 0.40%	Monthly	MSCS	1/23/23	1,870,993		40,789
							1,279,032

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

Equity Contracts - Short[b]
Aon PLC	1-Day FEDEF - 0.35%	Monthly	MSCS	1/26/23	649,854		$(53,459)
Arthur J. Gallagher & Co.	1-Day FEDEF - 0.35%	Monthly	MSCO	2/06/23	651,640		(34,246)
Bovespa Win	1-Day FEDEF - 1.00%	Monthly	MSCS	2/27/23	1,756,125		(63,197)
BP PLC	1-Day OBFR - 0.30%	Monthly	MSCS	12/21/22	372,938		(4,708)
CLP Holdings	1-Day HONIX - 0.50%	Monthly	MSCO	7/20/23	12,530,720	HKD	8,771
Colruyt SA	1-Day EONIA - 0.40%	Monthly	MSCS	3/14/25	1,343,611	EUR	193,590
DJ EURO STOXX 50 Index	1-Day EONIA - 0.45%	Monthly	MSCO	3/22/22	307,887	EUR	(209,423)
Elisa OYJ	1-Day EONIA - 0.40%	Monthly	MSCS	3/14/25	390,256	EUR	(42,354)
Hannover Rueck SE	1-Day EONIA - 0.35%	Monthly	MSCS	3/14/25	558,395	EUR	(224,515)
Hennes & Mauritz AB	1-Week STIBOR -0.40%	Monthly	MSCS	3/14/25	5,777,721	SEK	(67,070)
HMM Co. Ltd.	1-Day FEDEF - 3.50%	Monthly	MSCO	8/10/23	400,141		(55,274)
Industrial Select Sector Index	1-Day LIBOR - 0.40%	Monthly	MSCO	8/22/23	4,348,585		56,335
Korea Electric Power Corp.	1-Day FEDEF - 2.75%	Monthly	MSCO	8/10/23	335,064		(21,559)
Marks & Spencer Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/14/22	283,966	GBP	49,181
Marsh McLennan	1-Day FEDEF - 0.35%	Monthly	MSCO	2/06/23	671,461		5,704
Morgan Stanley MSHDGTIX Index	1-Day EONIA - 0.45%	Monthly	MSCS	2/20/23	69,603	EUR	1,841
Morgan Stanley MSPSARKK Index	1-Day FEDEF - 0.46%	Monthly	MSCO	9/21/22	112,983		24,340
Morgan Stanley MSPSEGRL Index	1-Day SONIA - 1.50%	Monthly	MSCS	11/01/23	188,422	GBP	23,081
Morgan Stanley MSPSENTH Index	1-Day SONIA - 0.45%	Monthly	MSCO	11/01/23	198,688	GBP	25,590
Morgan Stanley MSPSFERL Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/22	221,685		8,647
Morgan Stanley MSPSHRTZ Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/22	725,006		71,534
Morgan Stanley MSPSIWM Index	1-Day FEDEF - 0.45%	Monthly	MSCS	9/21/22	200,676		9,325
Morgan Stanley MSPSKRE Index	1-Day FEDEF - 0.35%	Monthly	MSCS	2/20/23	383,064		(5,566)
Morgan Stanley MSPSKSS Index	1-Day FEDEF - 0.40%	Monthly	MSCO	9/21/22	337,234		13,118
Morgan Stanley MSPSPRMW Index	1-Day FEDEF - 0.55%	Monthly	MSCO	9/21/22	574,402		(94,955)
Morgan Stanley MSPSPRNT Index	1-Day FEDEF - 1.48%	Monthly	MSCO	9/21/22	51,663		5,534
Morgan Stanley MSPSSPY Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/22	69,888		(999)
Morgan Stanley MSPSSXKP Index	1-Day EONIA - 0.45%	Monthly	MSCS	2/23/23	879,164	EUR	17,560
Morgan Stanley MSPSVLRS Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/22	157,173		(2,749)
Morgan Stanley MSPSXLU Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/22	1,547,479		27,644
Morgan Stanley MSSTDTGH Index	1-Day EONIA - 0.45%	Monthly	MSCS	12/27/23	196,717	EUR	30,616
Next PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/14/22	606,791	GBP	44,670
Nippon Yusen	1-Day MUTSCALM -0.40%	Monthly	MSCO	10/03/23	93,141,720	JPY	(84,819)
NortonLifeLock Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	2/06/23	37,084		(3,888)
Philadelphia SE Utility Index	1-Day FEDEF - 0.05%	Monthly	MSCO	8/22/23	9,710,192		(231,846)
Phillips 66	1-Month LIBOR - 0.35%	Monthly	BZWS	10/28/22	5,331,367		(108,272)
SOBI SS Hedge Basket	1-Month STIBOR -0.65%	Monthly	MSCS	12/27/23	4,922,096	SEK	28,707
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCO	9/13/23	3,927,022	EUR	(224,817)
Straits Times Index	1-Day SOFR - 0.65%	Monthly	MSCO	5/24/23	639,352	SGD	(23,571)
Swisscom AG	1-Day SARON - 0.35%	Monthly	MSCS	3/14/25	749,259	CHF	(131,096)
Take-Two Interactive Software Inc.	1-Day FEDEF - 0.35%	Monthly	MSCS	1/23/23	251,748		3,522
VICI Properties Inc.	1-Month LIBOR - 0.35%	Monthly	BZWS	8/08/22	4,312,217		(68,127)
WAF GY Hedge Basket	1-Day EONIA - 0.45%	Monthly	MSCO	2/07/23	328,049	EUR	(5,628)
							(1,112,828)
Total - Total Return Swap Contracts							$166,204

*In U.S. dollars unless otherwise indicated.

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

bThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Abbreviations Counterparty		Currency		Selected Portfolio

BNPP	BNP Paribas	ARS	Argentine Peso	ADR	American Depositary Receipt

BNYM	The Bank of New York Mellon Corp.	AUD	Australian Dollar	AONIA	Australian Overnight Index Average Rate

BOFA	Bank of America Corp.	BRL	Brazilian Real	ARM	Adjustable Rate Mortgage

BZWS	Barclays Bank PLC	CAD	Canadian Dollar	BADLAR	Argentina Deposit Rates BADLAR Private Banks ARS

CITI	Citigroup, Inc.	CHF	Swiss Franc	BBSW	Bank Bill Swap Rate

DBAB	Deutsche Bank, AG	CNY	Chinese Yuan	BRLCDI	Brazil Cetip Di Interbank Deposit Rate

FBCO	Credit Suisse Group AG	COP	Colombian Peso	BZDIOVRA	Brazil Interbank Deposit Rate

GSCO	The Goldman Sachs Group, Inc.	CZK	Czech Koruna	CAC	Cotation Assistee en Continu

HSBC	HSBC Bank USA, N.A.	EGP	Egyptian Pound	CLO	Collateralized Loan Obligation

JPHQ	JP Morgan Chase & Co.	EUR	Euro	CNRR007	China 7-Day Reverse Repo Rate

MSCO	Morgan Stanley & Co. LLC	GBP	British Pound	DAX	Deutscher Aktienindex

MSCS	Morgan Stanley Capital Services LLC	HKD	Hong Kong Dollar	DJIA	Dow Jones Industrial Average

RBS	Royal Bank of Scotland PLC	INR	Indian Rupee	EIBOR	Emirates Interbank Offered Rate

SCBL	Standard Chartered Bank Hong Kong	JPY	Japanese Yen	EMTN	Euro Medium Term Note

SGNY	Societe Generale NY	KRW	South Korean Won	EONIA	Euro OverNight Index Average

UBSW	UBS AG	MXN	Mexican Peso	ETF	Exchange Traded Fund

		NOK	Norwegian Krone	EURIBOR	Euro Interbank Offered Rate

		NZD	New Zealand Dollar	FEDEF	Federal Funds Effective Rate

		PLN	Polish Zloty	FHLMC	Federal Home Loan Mortgage Corp.

		RUB	Russian Ruble	FNMA	Federal National Mortgage Association

		SEK	Swedish Krona	FRN	Floating Rate Note

		SGD	Singapore Dollar	FTSE	Financial Times Stock Exchange

		USD	United States Dollar	HIBOR	Hong Kong Interbank Offered Rate

		ZAR	South African Rand	HONIX	Hong Kong Overnight Index Rate

				JIBAR	Johannesburg Interbank Agreed Rate

				KDR	Korean Depositary Receipt

				LIBOR	London InterBank Offered Rate

				MIB	Milano Italia Borsa

Index				MIBOR	Mumbai Inter-Bank Offer Rate

CDX.EM	CDX Emerging Markets Index			MSCI	Morgan Stanley Capital International

CDX.NA.HY	CDX North America High Yield Index			MTN	Medium Term Note

				MUTSCALM	Japan Unsecured Overnight Call Rate

				PIK	Payment In-Kind

				PRIBOR	Prague Interbank Offered Rate

				REIT	Real Estate Investment Trust

				SARON	Swiss Average Rate Overnight

				SOFR	Secured Overnight Financing Rate

				SONIA	Sterling Overnight Index Average

				SORA	Singapore Overnight Rate Average

				SPDR	Standard & Poor’s Depositary Receipt

				STIBOR	Stockholm Interbank Offered Rate

				TOPIX	Tokyo Price Index

				WIBOR	Warsaw Interbank Offered Rate

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Statement of Investments, February 28, 2022 (unaudited)

Franklin K2 Long Short Credit Fund

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests 2.4%
Aerospace & Defense 0.0%†
[a]Satellogic Inc., 1/25/27, wts.	United States	603	$316

Auto Components 0.0%†
[a]American Axle & Manufacturing Holdings Inc.	United States	5,428	50,263

Automobiles 0.1%
[a]General Motors Co.	United States	2,086	97,458

Biotechnology 0.0%†
[a]CytoDyn Inc.	United States	2,389	1,223

Communications Equipment 0.0%†
[a]Riverbed Technology Inc.	United States	3,479	34,355

Consumer Finance 0.0%†
[a]LendingTree Inc.	United States	131	15,852

Diversified Financial Services 1.2%
[a]2MX Organic SA, 11/16/25, wts.	France	1,165	209
[a]Aequi Acquisition Corp., A	United States	3,993	39,111
[a]Aequi Acquisition Corp., A, 11/30/27, wts.	United States	146	42
[a]African Gold Acquisition Corp., A	United States	1,912	18,594
[a]African Gold Acquisition Corp., A, 3/13/28, wts.	United States	1,393	404
[a]Agile Growth Corp., A	United States	1,147	11,126
[a]Agile Growth Corp., A, 3/09/26, wts.	United States	382	181
[a]Ares Acquisition Corp., A	United States	2,110	20,573
[a]Ares Acquisition Corp., A, 12/31/27, wts.	United States	566	275
[a]Blue Whale Acquisition Corp. I, A	United Arab Emirates	3,792	36,744
[a]Blue Whale Acquisition Corp. I, A, 7/30/26, wts.	United Arab Emirates	297	195
[a]CF Acquisition Corp. VI	United States	308	3,810
[a]Corsair Partnering Corp., A	United States	1,149	11,082
[a]Crystal Peak Acquisition	Netherlands	1,993	19,511
[a]Crystal Peak Acquisition, 6/22/26, wts.	Netherlands	802	—
[a]DHC Acquisition Corp., A	United States	1,838	17,847
[a]DHC Acquisition Corp., A, 12/31/27, wts.	United States	71	26
[a]Disruptive Acquisition Corp. I	United States	2,007	19,488
[a]Dragoneer Growth Opportunities Corp. III, A	United States	3,050	29,646
[a]Elliott Opportunity II Corp., A	United States	1,335	12,936
[a]Elliott Opportunity II Corp., A, 3/02/26, wts.	United States	333	233
[a]European Biotech Acquisition Corp., A	Netherlands	361	3,511
[a]Executive Network Partnering Corp., A	United States	6,280	61,764
[a]Executive Network Partnering Corp., A, 9/25/28, wts.	United States	925	342
[a]Far Peak Acquisition Corp.	United States	7,608	75,243
[a]Fast Acquisition Corp. II, A	United States	213	2,066
[a]Fast Acquisition Corp. II, A, 3/16/26, wts.	United States	53	26
[a]Figure Acquisition Corp. I, A	United States	409	3,992
[a]Figure Acquisition Corp. I, A, 12/31/27, wts.	United States	345	245
[a]Forum Merger IV Corp., A	United States	849	8,244
[a]Forum Merger IV Corp., A, 12/31/27, wts.	United States	206	90
[a]Freedom Acquisition I Corp., A	United States	573	5,570
[a]FTAC Hera Acquisition Corp., A	United States	1,805	17,581
[a]Fusion Acquisition Corp. II, A	United States	956	9,292
[a]Fusion Acquisition Corp. II, A, 12/31/27, wts.	United States	318	89
[a]Glenfarne Merger Corp., A	United States	361	3,494
[a]Glenfarne Merger Corp., A, 12/31/27, wts.	United States	95	26
[a]Gores Technology Partners II Inc., A	United States	362	3,522
[a]Gores Technology Partners II Inc., A, 12/31/27, wts.	United States	68	78

Quarterly Statement of Investments | See Notes to Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]Gores Technology Partners Inc., A	United States	145	$1,441
[a]Growth For Good Acquisition Corp.	United States	1,760	17,002
[a]Growth For Good Acquisition Corp., 6/14/23, wts.	United States	880	273
[a]Growth For Good Acquisition Corp., Contingent Value, rts., 6/14/23	United States	1,760	282
[a]HCM Acquisition Corp.	United States	3,990	39,740
[a]Healthcare AI Acquisition Corp.	Cayman Islands	469	4,704
[a]Heartland Media Acquisition Corp.	United States	3,991	39,890
[a]Hedosophia European Growth	United Kingdom	1,142	12,344
[a]ION Acquisition Corp. III Ltd., A	Israel	796	7,725
Iron Spark I Inc., A	United States	1,578	15,709
[a]Jackson Acquisition Co., A	United States	1,761	17,240
[a]Jackson Acquisition Co., A, 12/31/28, wts.	United States	880	317
[a]JOFF Fintech Acquisition Corp., A	United States	1,575	15,309
[a]Khosla Ventures Acquisition Co. III, A	United States	3,158	30,664
[a]Knightswan Acquisition Corp.	United States	4,639	46,274
[a]L Catterton Asia Acquisition Corp., A	Singapore	668	6,493
[a]Landcadia Holdings IV Inc., A	United States	1,374	13,369
[a]Landcadia Holdings IV Inc., A, 12/31/28, wts.	United States	343	155
[a]LDH Growth Corp. I, A	United States	180	1,748
[a]LDH Growth Corp. I, A, 3/29/28, wts.	United States	28	14
[a]Lead Edge Growth Opportunities Ltd., A	United States	1,379	13,376
[a]Lead Edge Growth Opportunities Ltd., A, 12/31/28, wts.	United States	344	151
[a]Lerer Hippeau Acquisition Corp., A	United States	2,839	27,581
[a]Live Oak Mobility Acquisition Corp., A	United States	757	7,354
[a]MDH Acquisition Corp., A	United States	1,367	13,342
[a]MDH Acquisition Corp., A, 2/02/28, wts.	United States	357	60
[a]The Music Acquisition Corp., A	United States	1,590	15,471
[a]The Music Acquisition Corp., A, 2/05/28, wts.	United States	795	270
[a]Nightdragon Acquisition Corp., A	United States	367	3,564
[a]Obotech Acquisition SE, A	Luxembourg	1,240	13,486
[a]Obotech Acquisition SE, A, 4/30/26, wts.	Luxembourg	413	278
[a]Pegasus Acquisition Co. Europe BV, A	Netherlands	1,768	19,288
[a]Peridot Acquisition Corp. II, A	United States	735	7,144
[a]Pershing Square Tontine Holdings Ltd., A	United States	1,507	29,854
[a]Pioneer Merger Corp., A	United States	597	5,830
[a]Population Health Investment Co. Inc., A	United States	342	3,352
[a]Powered Brands, A	United States	1,065	10,400
[a]PWP Forward Acquisition Corp. I, A	United States	1,807	17,555
[a]Silver Crest Acquisition Corp., A	United States	857	8,381
[a]Southport Acquisition Corp.	United States	2,933	28,861
[a]Southport Acquisition Corp., 5/24/23, wts.	United States	1,466	498
[a]Spree Acquisition Corp. 1 Ltd.	Israel	1,818	17,998
[a]Spree Acquisition Corp. 1 Ltd., 12/22/28, wts.	Israel	909	182
[a]Supernova Partners Acquisition Co. III Ltd., A	United States	2,530	24,617
[a]SVF Investment Corp. 2, A	United States	72	701
[a]SVF Investment Corp. 3, A	United States	72	711
[a]Target Global Acquisition I Corp., A	Israel	3,131	30,809
[a]Target Global Acquisition I Corp., A, 12/08/26, wts.	Israel	1,043	417
[a]TCV Acquisition Corp., A	United States	500	4,860
[a]TCW Special Purpose Acquisition Corp., A	United States	1,838	17,847
[a]TCW Special Purpose Acquisition Corp., A, 12/31/28, wts.	United States	612	184
[a]Tech And Energy Transition Corp., A	United States	2,499	24,290
[a]Tekkorp Digital Acquisition Corp., 10/26/27, wts.	United States	433	145

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]Tishman Speyer Innovation Corp. II, A	United States	113	$1,101
[a]TPG Pace Beneficial II Corp., A	United States	83	808
[a]Twelve Seas Investment Co. II, A	United States	3,059	29,795
[a]Twin Ridge Capital Acquisition Corp., A	United States	2,202	21,392
[a]Waldencast Acquisition Corp., A	United States	82	810
[a]Zimmer Energy Transition Acquisition Corp., A	United States	2,110	20,467
[a]Zimmer Energy Transition Acquisition Corp., A, 5/14/23, wts.	United States	703	420

			1,131,551

Diversified Telecommunication Services 0.1%
BT Group PLC, A	United Kingdom	314	784
[a]Liberty Global PLC, C	United Kingdom	3,431	88,760

			89,544

Equity Real Estate Investment Trusts (REITs) 0.3%
VICI Properties Inc.	United States	9,272	259,245

Hotels, Restaurants & Leisure 0.0%†
[a]Bowlero Corp.	United States	511	5,115
[a]HomeToGo SE, 12/31/25, wts.	Luxembourg	210	118

			5,233

Independent Power & Renewable Electricity Producers 0.4%
Clearway Energy Inc., A	United States	11,276	344,933

Internet & Direct Marketing Retail 0.1%
[a]THG PLC, B	United Kingdom	64,376	92,212

Leisure Products 0.1%
[a]Peloton Interactive Inc., A	United States	2,300	66,838

Oil, Gas & Consumable Fuels 0.0%†
[a,b]Bighorn Permian Resources LLC, 2/01/24, wts.	United States	1,346	20,870

Pharmaceuticals 0.1%
Pfizer Inc.	United States	1,308	61,398

Professional Services 0.0%†
[a,b,c]Acosta Inc.	United States	923	7,476

Textiles, Apparel & Luxury Goods 0.0%†
[a]Ermenegildo Zegna Holditalia SpA, 10/30/27, wts.	Italy	580	1,201
[a,d]Samsonite International SA, 144A	United States	10,513	23,539

			24,740

Total Common Stocks and Other Equity Interests (Cost $2,214,247)			2,303,507

Convertible Preferred Stocks (Cost $50,262) 0.0%†
Professional Services 0.0%†
[b,c]Acosta Inc., cvt. pfd.	United States	993	46,174

Preferred Stocks 0.1%
Communications Equipment 0.0%†
[a]Riverbed Technology Inc., A, pfd.	United States	2,381	31,548

Diversified Financial Services 0.0%†
[a]2MX Organic SA, pfd.	France	1,177	12,907

Thrifts & Mortgage Finance 0.1%
FHLMC, pfd.,
O, 5.81%	United States	9,100	34,034

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Shares			Value

Preferred Stocks (continued)
Thrifts & Mortgage Finance (continued)
FHLMC, pfd., (continued)
Z, 8.375%	United States	2,420			$5,784
FNMA, pfd.,
[a]O	United States	8,600			38,700
S, 8.25%	United States	4,475			11,859

					90,377

Total Preferred Stocks (Cost $185,750)					134,832

		Principal
		Amount	*
Convertible Bonds 2.3%
Airlines 0.2%
[d]Air France-KLM, senior note, Reg S, 0.125%, 3/25/26	France	9,222		EUR	169,920

Banks 0.1%
[d]JPMorgan Chase Bank NA, senior note, 144A, 0.125%, 1/01/23	United States	96,000			95,040

Diversified Consumer Services 0.3%
Chegg Inc., senior note,
0.125%, 3/15/25	United States	71,000			69,048
zero cpn., 9/01/26	United States	279,000			228,780

					297,828

Health Care Equipment & Supplies 0.1%
[d]Haemonetics Corp., senior note, 144A, zero cpn., 3/01/26	United States	49,000			41,284

Interactive Media & Services 0.2%
[d]Twitter Inc., senior note, 144A, zero cpn., 3/15/26	United States	263,000			227,890

Internet & Direct Marketing Retail 0.4%
[d]Just Eat Takeaway.Com NV, B, senior note, Reg S, 0.625%, 2/09/28	United Kingdom	300,000		EUR	267,717
Pinduoduo Inc., senior note, zero cpn., 12/01/25	China	56,000			49,952
[d]The Realreal Inc., senior note, 144A, 1.00%, 3/01/28	United States	102,000			77,676

					395,345

Leisure Products 0.1%
[d]Peloton Interactive Inc., A, senior note, 144A, zero cpn., 2/15/26	United States	142,000			122,120

Specialty Retail 0.9%
[d]Dufry One BV, senior note, Reg S, 0.75%, 3/30/26	Switzerland	800,000		CHF	819,095
[d]Shake Shack Inc., senior note, 144A, zero cpn., 3/01/28	United States	51,000			42,330

					861,425

Total Convertible Bonds (Cost $2,279,435)					2,210,852

Corporate Bonds and Notes 25.6%
Airlines 0.5%
[d]American Airlines Group Inc., senior note, 144A, 3.75%, 3/01/25	United States	499,000			465,318

Automobiles 0.5%
[d]Aston Martin Capital Holdings Ltd., senior secured note, 144A, 10.50%, 11/30/25	United Kingdom	400,000			418,646
Ford Motor Co., senior bond, 4.75%, 1/15/43	United States	22,000			21,319

					439,965

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Capital Markets 0.5%
[d]Coinbase Global Inc., 144A,
senior bond, 3.625%, 10/01/31	United States	280,000		$247,100
senior note, 3.375%, 10/01/28	United States	220,000		200,877

				447,977

Chemicals 0.5%
[d]Polar US Borrower LLC / Schenectady International Group Inc., senior note, 144A, 6.75%, 5/15/26	United States	500,000		455,828

Commercial Services & Supplies 0.0%†
[d]GFL Environmental Inc., senior note, 144A, 4.00%, 8/01/28	Canada	21,000		19,530

Communications Equipment 0.4%
[d]Audacy Capital Corp., secured note, 144A, 6.75%, 3/31/29	United States	450,000		427,185

Construction & Engineering 0.5%
[d]Artera Services LLC, senior secured note, 144A, 9.033%, 12/04/25	United States	448,000		450,072

Containers & Packaging 0.0%†
Ball Corp., senior bond, 3.125%, 9/15/31	United States	32,000		29,439

Diversified Consumer Services 1.1%
[d]Adtalem Global Education Inc., senior secured note, 144A, 5.50%, 3/01/28	United States	444,000		397,729
[d]The Hertz Corp., senior note, 144A,
4.625%, 12/01/26	United States	103,000		98,217
5.00%, 12/01/29	United States	207,000		193,351
[d]Paysafe Finance PLC / Paysafe Holdings US Corp., senior secured note, 144A, 4.00%, 6/15/29	United States	250,000		217,841
[d]Sotheby’s/Bidfair Holdings Inc., senior secured note, 144A, 5.875%, 6/01/29	United States	200,000		198,250

				1,105,388

Diversified Financial Services 2.0%
[d]Finance of America Funding LLC, senior note, 144A, 7.875%, 11/15/25	United States	500,000		465,885
[d]Jane Street Group / JSG Finance Inc., senior secured note, 144A, 4.50%, 11/15/29	United States	621,000		606,633
[d]Kronos Acquisition Holdings Inc. / KIK Custom Products Inc., senior secured note, 144A, 5.00%, 12/31/26	Canada	104,000		93,979
[d]Minerva Merger Sub Inc., senior note, 144A, 6.50%, 2/15/30	United States	67,000		64,597
[d]MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	400,000		361,444
[d]Vistajet Malta Finance PLC / XO Management Holding Inc., senior note, 144A, 6.375%, 2/01/30	Switzerland	355,000		338,500
[d]WMG Acquisition Corp., senior secured bond, 144A, 3.00%, 2/15/31	United States	25,000		22,645

				1,953,683

Diversified Telecommunication Services 0.3%
[d]Frontier Communications Holdings LLC, senior secured note, 144A,
5.875%, 10/15/27	United States	105,000		106,595
5.00%, 5/01/28	United States	42,000		40,835
[d]Iliad SA, senior note, Reg S, 1.875%, 2/11/28	France	100,000	EUR	97,691
[d]Telesat Canada / Telesat LLC, senior secured note, 144A, 4.875%, 6/01/27	Canada	37,000		26,338

				271,459

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Electric Utilities 0.8%
[d]Eskom Holdings SOC Ltd., senior bond, Reg S, 8.45%, 8/10/28	South Africa	400,000		$400,818
Pacific Gas and Electric Co., secured bond, 4.50%, 7/01/40	United States	320,653		302,644
Southern California Edison Co., secured bond, 2.95%, 2/01/51	United States	42,000		35,542

				739,004

Equity Real Estate Investment Trusts (REITs) 0.5%
[d]Brookfield Property REIT Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, senior secured note, 144A, 4.50%, 4/01/27	United States	500,000		467,120

Food & Staples Retailing 0.0%†
[d]JBS USA Lux SA / JBS USA Food Co. / JBS USA Finance Inc., senior bond, 144A, 3.00%, 5/15/32	United States	43,000		38,002

Health Care Providers & Services 0.9%
[d]Davita Inc., senior bond, 144A, 3.75%, 2/15/31	United States	355,000		324,935
Encompass Health Corp., senior bond, 4.625%, 4/01/31	United States	334,000		315,675
[d]LifePoint Health Inc., senior note, 144A, 5.375%, 1/15/29	United States	187,000		176,013
[d]Tenet Healthcare Corp., 144A,
senior note, 6.125%, 10/01/28	United States	47,000		47,660
senior secured note, 4.375%, 1/15/30	United States	47,000		45,428

				909,711

Hotels, Restaurants & Leisure 0.9%
[d]Carnival Corp., senior note, 144A, 6.00%, 5/01/29	United States	426,000		414,219
[d]Station Casinos LLC, senior bond, 144A, 4.625%, 12/01/31	United States	494,000		466,178

				880,397

Household Durables 0.9%
[d]K. Hovnanian Enterprises Inc., senior secured note, 144A,
[e]7.75%, 2/15/26	United States	626,000		647,603
10.50%, 2/15/26	United States	250,000		265,593

				913,196

Household Products 0.4%
[d]Spectrum Brands Inc., senior bond, 144A, 3.875%, 3/15/31	United States	430,000		394,482

Independent Power & Renewable Electricity Producers 0.5%
[d]Calpine Corp., senior secured bond, 144A, 3.75%, 3/01/31	United States	355,000		323,638
[d,f] Vistra Corp., junior sub. note, 144A, 7.00% to 6/15/22, FRN thereafter, Perpetual	United States	138,000		137,180

				460,818

Interactive Media & Services 0.6%
[d]Twitter Inc., senior note, 144A, 5.00%, 3/01/30	United States	39,000		39,269
[d]ZipRecruiter Inc., senior note, 144A, 5.00%, 1/15/30	United States	564,000		556,138

				595,407

Internet & Direct Marketing Retail 0.5%
[d]Arches Buyer Inc., senior note, 144A, 6.125%, 12/01/28	United States	502,000		472,387

IT Services 0.6%
[d]Austin Bidco Inc., senior note, 144A, 7.125%, 12/15/28	United States	286,000		279,851
[d] Hurricane Finance PLC, senior secured note, Reg S, 8.00%, 10/15/25	United Kingdom	234,000	GBP	319,012

				598,863

Leisure Products 0.3%
[d]Mattel Inc., senior note, 144A, 3.375%, 4/01/26	United States	303,000		301,312
[d]NCL Corp. Ltd., senior secured note, 144A, 5.875%, 2/15/27	United States	27,000		27,066

				328,378

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Marine 0.1%
[d]Stena International SA, senior secured bond, 144A, 5.75%, 3/01/24	Sweden	100,000	$100,116

Media 2.2%
[d]Advantage Sales & Marketing Inc., senior secured note, 144A, 6.50%, 11/15/28	United States	39,000	39,317
[d]CCO Holdings LLC / CCO Holdings Capital Corp., senior bond, 144A, 4.75%, 3/01/30	United States	43,000	42,301
[d]Clear Channel Outdoor Holdings Inc., senior note, 144A, 7.75%, 4/15/28	United States	364,000	380,744
[d]CSC Holdings LLC, senior bond, 144A,
6.50%, 2/01/29	United States	13,000	13,183
4.125%, 12/01/30	United States	68,000	61,158
4.50%, 11/15/31	United States	21,000	19,139
[d]DISH DBS Corp., senior secured note, 144A, 5.75%, 12/01/28	United States	530,000	507,806
Liberty Interactive LLC, senior bond, 8.25%, 2/01/30	United States	360,000	353,508
[d]Spanish Broadcasting System Inc., senior secured note, 144A, 9.75%, 3/01/26	United States	259,000	264,664
[d]Urban One Inc., senior secured note, 144A, 7.375%, 2/01/28	United States	506,000	504,085

			2,185,905

Metals & Mining 0.4%
Freeport-McMoRan Inc., senior bond, 5.45%, 3/15/43	United States	42,000	48,372
[d]Taseko Mines Ltd., senior secured note, 144A, 7.00%, 2/15/26	Canada	387,000	387,443

			435,815

Mortgage Real Estate Investment Trusts (REITs) 0.9%
[d]Apollo Commercial Real Estate Finance Inc., senior secured note, 144A, 4.625%, 6/15/29	United States	355,000	320,998
[d]New Residential Investment Corp., senior note, 144A, 6.25%, 10/15/25	United States	520,000	510,583

			831,581

Multiline Retail 0.2%
Kohl’s Corp., senior bond, 5.55%, 7/17/45	United States	156,000	159,959

Oil, Gas & Consumable Fuels 4.1%
Apache Corp., senior bond, 5.10%, 9/01/40	United States	61,000	61,101
[d]DT Midstream Inc., senior bond, 144A, 4.375%, 6/15/31	United States	336,000	328,774
[f]Energy Transfer LP, H, junior sub. note, 6.50% to 11/15/26, FRN thereafter, Perpetual	United States	149,000	147,683
[d]Laredo Petroleum Inc., senior note, 144A, 7.75%, 7/31/29	United States	500,000	486,700
[d]MC Brazil Downstream Trading SARL, senior secured note, Reg S, 7.25%, 6/30/31	Brazil	271,000	251,710
[d]Moss Creek Resources Holdings Inc., senior note, 144A,
7.50%, 1/15/26	United States	245,000	217,270
10.50%, 5/15/27	United States	756,000	713,872
[d]Northern Oil And Gas Inc., senior note, 144A, 8.125%, 3/01/28	United States	400,000	421,000
Petroleos Mexicanos,
senior bond, 5.95%, 1/28/31	Mexico	87,000	81,595
[d]senior bond, 144A, 6.70%, 2/16/32	Mexico	47,000	45,428
senior bond, 6.75%, 9/21/47	Mexico	412,000	342,910
senior bond, 6.95%, 1/28/60	Mexico	101,000	83,992
[d]senior note, 144A, 6.875%, 10/16/25	Mexico	47,000	49,877
senior note, 4.50%, 1/23/26	Mexico	413,000	408,292
Targa Resources Partners LP / Targa Resources Partners Finance Corp., senior bond, 4.875%, 2/01/31	United States	303,000	311,978

			3,952,182

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Pharmaceuticals 0.6%
[d]Bausch Health Cos. Inc., senior note, 144A, 9.00%, 12/15/25	United States	26,000		$26,842
[d]Organon & Co. / Organon Foreign Debt Co.-Issuer BV, senior bond, 144A, 5.125%, 4/30/31	United States	355,000		354,922
[d]Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	209,000		209,585

				591,349

Professional Services 0.3%
[d]Corelogic Inc., senior secured note, 144A, 4.50%, 5/01/28	United States	311,000		295,675

Real Estate Management & Development 0.6%
[d]Hunt Cos. Inc., senior secured note, 144A, 5.25%, 4/15/29	United States	285,000		273,240
[d]Realogy Group LLC / Realogy Co.-Issuer Corp., senior note, 144A, 5.25%, 4/15/30	United States	250,000		238,581
[d]Shimao Group Holdings Ltd., senior secured note, Reg S, 6.125%, 2/21/24	China	200,000		64,000

				575,821

Road & Rail 0.1%
[d]Uber Technologies Inc., senior note, 144A, 6.25%, 1/15/28	United States	99,000		101,141

Specialty Retail 2.9%
[d]Carvana Co., senior note, 144A, 4.875%, 9/01/29	United States	217,000		181,326
[d]Douglas GMBH, senior secured note, Reg S, 6.00%, 4/08/26	Germany	531,000	EUR	574,885
[d]Ferrellgas LP / Ferrellgas Finance Corp., senior note, 144A,
5.375%, 4/01/26	United States	13,000		12,237
5.875%, 4/01/29	United States	13,000		11,912
[d]Fertitta Entertainment LLC / Fertitta Entertainment Finance Co. Inc., 144A,
senior note, 6.75%, 1/15/30	United States	30,000		28,595
senior secured note, 4.625%, 1/15/29	United States	46,000		44,099
[d]Foot Locker Inc., senior note, 144A, 4.00%, 10/01/29	United States	64,000		58,355
[d]The Gap Inc., senior note, 144A, 3.625%, 10/01/29	United States	278,000		252,285
[d]Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	179,000		187,977
[d,g]Kirk Beauty Sun GMBH, senior note, Reg S, PIK, 8.25%, 10/01/26	Germany	147,591	EUR	152,787
[d]Lithia Motors Inc., senior note, 144A, 3.875%, 6/01/29	United States	13,000		12,852
Macy’s Retail Holdings LLC, senior bond, 5.125%, 1/15/42	United States	500,000		441,563
[d]NMG Holding Co. Inc. / Neiman Marcus Group LLC, senior secured note, 144A, 7.125%, 4/01/26	United States	303,000		312,393
[d]Staples Inc., 144A,
senior note, 10.75%, 4/15/27	United States	400,000		373,274
senior secured note, 7.50%, 4/15/26	United States	200,000		197,974

				2,842,514

Tobacco 0.0%†
Altria Group Inc., senior bond, 3.40%, 2/04/41	United States	22,000		18,245
Bat Capital Corp., senior bond, 3.984%, 9/25/50	United Kingdom	22,000		18,980

				37,225

Total Corporate Bonds and Notes (Cost $25,836,409)				24,972,892

[h]Senior Floating Rate Interests 0.6%
Communications Equipment 0.1%
Riverbed Technology Inc., Term Loan, 7.00%, (1-Month USD LIBOR + 6.00%), 12/08/26	United States	86,849		80,050

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

[h]Senior Floating Rate Interests (continued)
Consumer Discretionary Services 0.1%
Travel Leaders Group LLC, Term Loan B, 4.209%, (1-Month USD LIBOR + 4.00%), 1/25/24	United States	141,887		$134,119

Equity Real Estate Investment Trusts (REITs) 0.1%
The GEO Group Inc., Term Loan B, 2.75%, (3-Month USD LIBOR + 2.00%), 3/22/24	United States	79,274		73,527
McCarthy & Stone PLC, Term Loan B, 7.00%, 12/16/25	United Kingdom	50,969	GBP	68,375

				141,902

Media 0.2%
Advantage Sales & Marketing Inc., Term Loan B1, 5.25%, (3- Month USD LIBOR + 4.50%), 10/28/27	United States	158,612		157,225

Pharmaceuticals 0.1%
Bausch Health Cos. Inc., Term Loan B, 5.75%, (1-Month SOFR + 5.25%), 1/27/27	United States	86,711		85,889

Total Senior Floating Rate Interests (Cost $607,443)				599,185

Credit-Linked Notes 0.8%
[d]Citigroup Global Markets Holdings Inc., (Egypt), EMTN, senior note, 144A, zero cpn., 3/31/22	Egypt	2,788,269	EGP	176,397
[d]HSBC Bank PLC, (Egypt), senior note, 144A, zero cpn., 4/14/22	Egypt	9,000,000	EGP	564,405

Total Credit-Linked Notes (Cost $740,413)				740,802

Foreign Government and Agency Securities 9.1%
[d]CBB International Sukuk Programme Co. Wll, senior note, 144A, 3.875%, 5/18/29	Bahrain	667,000		639,759
[d]Government of Angola, senior bond, Reg S,
8.00%, 11/26/29	Angola	874,000		858,566
9.375%, 5/08/48	Angola	200,000		189,428
Government of Argentina, senior bond, 1.125%, 7/09/35	Argentina	1,932,156		574,333
[d]Government of Bahrain, senior bond, Reg S, 7.00%, 1/26/26	Bahrain	200,000		214,957
Government of Brazil, senior bond, 3.875%, 6/12/30	Brazil	104,000		97,279
[d]Government of Ecuador, senior bond, Reg S, 1.00%, 7/31/35	Ecuador	770,883		543,480
[d]Government of Egypt, senior bond, Reg S,
7.50%, 1/31/27	Egypt	400,000		382,872
7.60%, 3/01/29	Egypt	200,000		179,942
[d]Government of Germany, senior bond, Reg S,
zero cpn., 2/15/31	Germany	109,000	EUR	121,300
zero cpn., 2/15/32	Germany	100,000	EUR	110,382
0.50%, 2/15/25	Germany	94,000	EUR	108,256
[d]Government of Ghana, senior note, Reg S, 7.75%, 4/07/29	Ghana	213,000		146,118
[d]Government of Iraq, senior bond, Reg S, 5.80%, 1/15/28	Iraq	187,500		180,648
[e]Government of Italy, senior note, 2.375%, 10/17/24	Italy	373,000		374,981
[d]Government of Jordan, senior note, 144A, 4.95%, 7/07/25	Jordan	200,000		200,862
[d]Government of Nigeria, senior note, Reg S,
7.625%, 11/21/25	Nigeria	600,000		637,050
6.125%, 9/28/28	Nigeria	200,000		183,870
[d]Government of Oman, senior bond, Reg S,
6.25%, 1/25/31	Oman	416,000		432,846
6.75%, 1/17/48	Oman	616,000		593,191
[d]Government of Saudi Arabia, senior bond, 144A, 2.75%, 2/03/32	Saudi Arabia	221,000		219,680
Government of South Africa, senior bond,
R186, 10.50%, 12/21/26	South Africa	18,688,005	ZAR	1,351,114
2030, 8.00%, 1/31/30	South Africa	1,482,565	ZAR	88,832

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Foreign Government and Agency Securities (continued)
Government of Turkey, senior note, 6.375%, 10/14/25	Turkey	200,000	$194,916
[d]Government of Ukraine, Reg S,
senior bond, 7.375%, 9/25/32	Ukraine	200,000	68,129
senior bond, 1.258%, 5/31/40	Ukraine	272,000	65,904
senior note, 6.876%, 5/21/29	Ukraine	400,000	137,172

Total Foreign Government and Agency Securities (Cost $9,735,902)			8,895,867

U.S. Government and Agency Securities (Cost $313,875) 0.3%
U.S. Treasury Note, 1.625%, 5/15/31	United States	309,000	303,725

Asset-Backed Securities and Commercial Mortgage-Backed Securities 33.1%
Diversified Financial Services 15.3%
[d,i]AMSR Trust, 2021-SFR1, G, 144A, FRN, 4.612%, 6/17/38	United States	500,000	474,914
[d,j]Catskill Park CLO Ltd., 2017-1A, C, 144A, FRN, 3.954%, (3- Month USD LIBOR + 3.70%), 4/20/29	United States	1,000,000	1,003,796
CitiMortgage Alternative Loan Trust, 2007-A1, 2A1, 5.50%, 1/25/22	United States	14,793	13,935
[d]FRTKL, 2021-SFR1, G, 144A, 4.105%, 9/17/38	United States	990,000	908,087
[d,j]GSMSC Pass-Through Trust, 2009-4R, 2A3, 144A, FRN, 0.558%, (1-Month USD LIBOR + 0.45%), 12/26/36	United States	658,820	455,558
[d,j]KREF Ltd., 2021-FL2, C, 144A, FRN, 2.12%, (1-Month USD LIBOR + 2.00%), 2/15/39	United States	500,000	496,916
[d,j]Marathon CLO VI Ltd., 2018-6A, CR2, 144A, FRN, 3.895%, (3- Month USD LIBOR + 3.50%), 5/13/28	United States	980,000	949,382
[d,j]Mountain View CLO Ltd., 2018-1A, DRR, 144A, FRN, 3.891%, (3- Month USD LIBOR + 3.65%), 10/15/26	United States	1,290,000	1,291,870
[d,j]OCP CLO Ltd., 2021-8RA, C, 144A, FRN, 3.991%, (3-Month USD LIBOR + 3.75%), 1/17/32	United States	1,000,000	996,350
[j]Ramp Series Trust, 2003-RS9, MII3, FRN, 3.412%, (1-Month USD LIBOR + 2.15%), 10/25/33	United States	1,156,753	1,161,016
[d]S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	2,090,061	2,037,815
[d,j]Staniford Street CLO Ltd., 2014-1A, D, 144A, FRN, 3.703%, (3- Month USD LIBOR + 3.50%), 6/15/25	United States	629,485	630,688
[i]STARM Mortgage Loan Trust, 2007-2, 4A1, FRN, 2.488%, 4/25/37	United States	56,786	39,102
[d]Stellar Jay Ireland DAC, 2021-1, B, 144A, 5.926%, 10/15/41	Ireland	969,680	944,434
[j]Suntrust Alternative Loan Trust, 2005-1F, 1A1, FRN, 0.837%, (1- Month USD LIBOR + 0.65%), 12/25/35	United States	112,512	96,882
[d]Thunderbolt II Aircraft Lease Ltd., 2018-A, A, 144A, 4.147%, 9/15/38	United States	2,475,700	2,423,300
[d,j]VMC Finance LLC, 2019-FL3, C, 144A, FRN, 2.17%, (1-Month USD LIBOR + 2.05%), 9/15/36	United States	880,961	870,224
Wells Fargo Alternative Loan Trust, 2007-PA3, 2A2, 6.00%, 7/25/37	United States	108,170	107,968

			14,902,237

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) 17.8%
[i] American Home Mortgage Assets Trust, 2005-1, 1A1, FRN, 2.771%, 11/25/35	United States	102,687	$92,928
[d,i] Avenue of The Americas Trust, 2015-1211, E, 144A, FRN, 4.142%, 8/10/35	United States	150,000	142,570
[i]Banc of America Mortgage Trust, FRN,
2005-K, 2A1, 2.492%, 12/25/35	United States	142,061	137,878
2005-L, 1A1, 2.944%, 1/25/36	United States	90,015	87,961
2005-L, 3A1, 3.214%, 1/25/36	United States	104,460	102,829
[d,j]BBCMS Mortgage Trust, 2019-BWAY, E, 144A, FRN, 3.041%, (1-Month USD LIBOR + 2.85%), 11/15/34	United States	2,000,000	1,885,950
[d,i]BCAP LLC Trust, 2010-RR1, 1A4, 144A, FRN, 3.146%, 3/26/37	United States	176,669	152,368
[i] Bear Stearns ARM Trust, FRN,
2002-11, 1A2, 2.837%, 2/25/33	United States	2,795	2,601
2006-2, 4A1, 3.081%, 7/25/36	United States	33,717	31,578
[d,j]BXMT Ltd., 2021-FL4, C, 144A, FRN, 1.941%, (1-Month USD LIBOR + 1.75%), 5/15/38	United States	500,000	493,281
[i]Citigroup Mortgage Loan Trust, 2007-AR5, 2A1A, FRN, 3.415%, 4/25/37	United States	82,519	81,770
Countrywide Alternative Loan Trust,
2005-73CB, 1A2, 6.25%, 1/25/36	United States	123,501	125,909
[j] 2005-IM1, A1, FRN, 0.787%, (1-Month USD LIBOR + 0.60%), 1/25/36	United States	114,995	111,008
2005-J10, 2A4, 6.00%, 10/25/35	United States	399,402	252,524
[i]Credit Suisse First Boston Mortgage Securities Corp., 2004-AR3, CB2, FRN, 2.431%, 4/25/34	Switzerland	110,527	100,877
CSMC Mortgage-Backed Trust, 2006-4, 9A1, 6.50%, 5/25/36	United States	735,944	372,982
[d,i]FARM Mortgage Trust, 2021-1, B, 144A, FRN, 3.247%, 7/25/51	United States	942,258	800,050
djFNMA, 2021-R02, 2B1, 144A, FRN, 3.349%, (SOFR + 3.30%), 11/25/41	United States	650,000	611,621
[j]FREMF Mortgage Trust, 2018-KF52, B, FRN, 2.057%, (1-Month USD LIBOR + 1.95%), 9/25/28	United States	782,595	779,331
GSR Mortgage Loan Trust, 2004-6F, 2A4, 5.50%, 5/25/34	United States	85,915	86,348
Impac CMB Trust,
2004-4, 2A2, 5.242%, 9/25/34	United States	134,226	143,118
[j]2004-8, 3B, FRN, 2.812%, (1-Month USD LIBOR + 2.63%), 8/25/34	United States	95,753	97,963
[j]2005-2, 2B, FRN, 2.662%, (1-Month USD LIBOR + 2.48%), 4/25/35	United States	82,293	80,930
[j]2005-4, 2M1, FRN, 0.937%, (1-Month USD LIBOR + 0.50%), 5/25/35	United States	146,405	136,543
[j]2005-8, 2B, FRN, 2.437%, (1-Month USD LIBOR + 2.25%), 2/25/36	United States	69,563	69,864
IndyMac INDX Mortgage Loan Trust, FRN,
[i]2005-AR23, 3A1, 2.518%, 11/25/35	United States	637,748	619,318
[j]2006-AR12, A1, 0.567%, (1-Month USD LIBOR + 0.19%), 9/25/46	United States	150,350	142,537
[j]2006-AR29, A2, 0.347%, (1-Month USD LIBOR + 0.16%), 11/25/36	United States	273,679	279,280
[i]2007-AR5, 2A1, 2.96%, 5/25/37	United States	340,705	319,412
[i]JPMBB Commercial Mortgage Securities Trust, 2015-C31, D, FRN, 4.121%, 8/15/48	United States	702,000	644,399
[i]JPMorgan Mortgage Trust, FRN, 2006-A5, 6A1, 2.829%, 8/25/36	United States	181,875	160,418

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[i] JPMorgan Mortgage Trust, FRN, (continued)
2006-A7, 2A3, 3.124%, 1/25/37	United States	76,330	$71,760
2007-A2, 2A1, 2.849%, 4/25/37	United States	109,401	99,732
Lehman Mortgage Trust, 2005-3, 2A3, 5.50%, 1/25/36	United States	56,830	57,106
[i] MASTR Adjustable Rate Mortgages Trust, 2004-10, B1, FRN, 2.364%, 10/25/34	United States	438,871	401,887
[i] MASTR Alternative Loan Trust, 2007-HF1, 3A1, FRN, 2.189%, 10/25/47	United States	486,605	360,490
[i] MASTR Seasoned Securitization Trust, 2004-1, 4A1, FRN, 2.41%, 10/25/32	United States	65,446	68,011
[i]RFMSI Trust, 2007-SA2, 3A, FRN, 5.369%, 4/25/37	United States	708,418	213,206
[j]Securitized Asset Backed Receivables LLC Trust, 2004-OP2, A2, FRN, 0.887%, (1-Month USD LIBOR + 0.70%), 8/25/34	United States	199,024	195,222
[d,j]STACR Trust, 2018-HRP1, B2, 144A, FRN, 11.937%, (1-Month USD LIBOR + 11.75%), 5/25/43	United States	1,917,366	2,109,147
[i]Structured ARM Loan Trust, 2004-4, B1, FRN, 2.623%, 4/25/34	United States	389,994	366,182
[i] Wachovia Mortgage Loan Trust LLC, 2005-B, 1A1, FRN, 2.178%, 10/20/35	United States	213,306	207,969
WAMU Mortgage Pass-Through Certificates Series Trust, FRN, [j] 2005-AR11, B1, 1.102%, (1-Month USD LIBOR + 0.92%), 8/25/45	United States	1,089,772	975,794
[i]2006-AR12, 1A1, 2.968%, 10/25/36	United States	929,706	932,043
[j] Washington Mutual Mortgage Pass-Through Certificates, 2006-4, 3A2B, FRN, 0.347%, (1-Month USD LIBOR + 0.16%), 5/25/36	United States	207,275	169,937
[i]Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, 2003-AR3, B1, FRN, 2.993%, 6/25/33	United States	215,473	212,066
[d,i]WFRBS Commercial Mortgage Trust, 2014-C22, D, 144A, FRN, 3.899%, 9/15/57	United States	2,000,000	1,844,667

			17,431,365

Total Asset-Backed Securities and Commercial Mortgage- Backed Securities (Cost $32,515,602)			32,333,602

Municipal Bonds in Reorganization 1.4%
Puerto Rico 1.4%
[k] Commonwealth of Puerto Rico,
8.00%, 7/01/35	United States	1,145,000	1,031,932
5.50%, 7/01/39	United States	155,000	147,250
5.00%, 7/01/41	United States	225,000	205,312

Total Municipal Bonds in Reorganization (Cost $770,113)			1,384,494

	Number of Contracts	Notional Amount#

Options Purchased 0.2%

Calls - Exchange-Traded 0.1%
Chewy Inc., March Strike Price $45.00, Expires 3/18/22	13	1,300	5,785

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased (continued)

Calls - Exchange-Traded (continued)
SPDR Gold Shares, September Strike Price $180.00, Expires 9/16/22	32	3,200	$26,880

			32,665

Calls - Over-the-Counter 0.1%

Currency Options 0.1%
USD/RUB, Counterparty MSCS, May Strike Price 76.00 RUB, Expires 5/06/22	1	213,539	74,534

Puts - Exchange-Traded 0.0%†
Bank of Montreal, April Strike Price $110.00, Expires 4/14/22	6	600	1,662
The Bank of Nova Scotia, April Strike Price $70.00, Expires 4/14/22	8	800	1,520
Financial Select Sector SPDR Fund, April Strike Price $35.00, Expires 4/14/22	134	13,400	7,906
Financial Select Sector SPDR Fund, April Strike Price $37.00, Expires 4/14/22	76	7,600	7,752
Financial Select Sector SPDR Fund, May Strike Price $37.00, Expires 5/20/22	116	11,600	17,864
New Residential Investment Corp., May Strike Price $9.00, Expires 5/20/22	83	8,300	2,324
Owens & Minor Inc., March Strike Price $30.00, Expires 3/18/22	28	2,800	280
Pfizer Inc., September Strike Price $47.00, Expires 9/16/22	25	2,500	11,125
Prudential Financial Inc., March Strike Price $105.00, Expires 3/18/22	20	2,000	3,000
Royal Bank of Canada, April Strike Price $105.00, Expires 4/14/22	9	900	1,413
SPDR S&P Regional Banking ETF, March Strike Price $69.00, Expires 3/18/22	54	5,400	4,482
The Toronto-Dominion Bank, April Strike Price $75.00, Expires 4/14/22	13	1,300	1,885

			61,213

Puts - Over-the-Counter 0.0%†
The Western Union Co., Counterparty BOFA, May Strike Price $14.00, Expires 5/20/22	36	3,600	720

Total Options Purchased (Cost $102,395)			169,132

Total Investments before Short Term Investments (Cost $75,351,846)			74,095,064

	Country	Shares

Short Term Investments 20.1%

Money Market Funds (Cost $17,685,104) 18.1%
[l]Fidelity Investments Money Market Government Portfolio, Institutional, 0.01%	United States	17,685,104	17,685,104

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $1,957,103) 2.0%
[m]Joint Repurchase Agreement, 0.022%, 3/01/21 (Maturity Value $1,957,105)	United States	1,957,103	$1,957,103

BNP Paribas Securities Corp. (Maturity Value $1,297,325)

Deutsche Bank Securities Inc. (Maturity Value $66,718)

HSBC Securities (USA) Inc. (Maturity Value $593,062)
Collateralized by U.S. Government Agency Securities, 2.20% - 5.00%, 7/11/34 - 9/20/51; [n] U.S. Government Agency Strips,11/15/24 - 1/15/37; [n]U.S. Treasury Bonds, 0.00% - 6.88%, 8/15/25 - 9/15/65; and U.S. Treasury Notes, 1.13% - 2.63%, 2/28/23 - 10/31/26; (Valued at $2,000,318)

Total Investments (Cost $94,994,053) 96.0%			93,737,271

Options Written (0.1)%			(69,340)

Securities Sold Short (4.7)%			(4,606,305)

Other Assets, less Liabilities 8.8%			8,567,707

Net Assets 100.0%			$97,629,333

	Number of Contracts	Notional Amount#

Options Written (0.1)%

Puts - Exchange-Traded (0.0)%†
Owens & Minor Inc., March Strike Price $20.00, Expires 3/18/22	28	2,800	(280)

Puts - Over-the-Counter (0.1)%

Currency Options (0.1)%
USD/RUB, Counterparty MSCS, May Strike Price 81.00 RUB, Expires 5/06/22	1	213,539	(69,060)

Total Options Written (Premiums Received $5,150)			(69,340)

Securities Sold Short (4.7)%

	Country	Shares

Common Stocks (Proceeds $66,872) (0.1)%

Leisure Products (0.1)%
Peloton Interactive Inc., A	United States	2,300	(66,838)

		Principal Amount*

Corporate Bonds and Notes (3.9)%

Aerospace & Defense (0.1)%
[d]Spirit Aerosystems Inc., secured note, 144A, 7.50%, 4/15/25	United States	87,000	(90,480)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Auto Components (0.1)%
[d]Wheel Pros Inc., senior note, 144A, 6.50%, 5/15/29	United States	115,000		$(105,408)

Banks (0.1)%
[d,f] China Zheshang Bank Co. Ltd., junior sub. note, Reg S, 5.45% to 3/29/22, FRN thereafter, Perpetual	China	72,000		(72,183)

Communications Equipment (0.2)%
[d]Audacy Capital Corp., secured note, 144A,
6.50%, 5/01/27	United States	102,000		(97,027)
6.75%, 3/31/29	United States	78,000		(74,045)

				(171,072)

Construction & Engineering (0.6)%
Fluor Corp., senior bond,
3.50%, 12/15/24	United States	102,000		(103,165)
4.25%, 9/15/28	United States	233,000		(228,450)
[d]Sydney Airport Finance Co. Pty Ltd., senior secured bond, 144A,
3.375%, 4/30/25	Australia	42,000		(43,032)
3.625%, 4/28/26	Australia	22,000		(22,800)
[d]Tutor Perini Corp., senior note, 144A, 6.875%, 5/01/25	United States	161,000		(157,780)

				(555,227)

Diversified Consumer Services (0.0)%†
[d]Paysafe Finance PLC / Paysafe Holdings US Corp., senior secured note, 144A, 4.00%, 6/15/29	United States	54,000		(47,054)

Diversified Financial Services (0.4)%
[d]Kronos Acquisition Holdings Inc. / KIK Custom Products Inc., senior note, 144A, 7.00%, 12/31/27	Canada	69,000		(58,498)
[d]MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	185,000		(167,168)
[d]Sherwood Financing PLC, senior secured note, Reg S, 6.00%, 11/15/26	United Kingdom	100,000	GBP	(127,596)
[d]Victors Merger Corp., senior note, 144A, 6.375%, 5/15/29	United States	64,000		(55,520)

				(408,782)

Diversified Telecommunication Services (0.3)%
[d]Iliad Holding SASU, senior secured note, Reg S, 5.625%, 10/15/28	France	240,000	EUR	(265,750)

Energy Equipment & Services (0.1)%
[d]Saipem Finance International BV, E, senior note, Reg S, 2.75%, 4/05/22	Italy	100,000	EUR	(108,713)

Equity Real Estate Investment Trusts (REITs) (0.0)%†
The GEO Group Inc., senior note, 6.00%, 4/15/26	United States	40,000		(33,066)

Food & Staples Retailing (0.4)%
Koninklijke Ahold Delhaize NV, senior bond, 5.70%, 10/01/40	Netherlands	196,000		(250,123)
[d]SEG Holding LLC / SEG Finance Corp., senior secured note, 144A, 5.625%, 10/15/28	United States	52,000		(53,626)
[d]Sigma Holdco BV, senior note, Reg S, 5.75%, 5/15/26	Netherlands	100,000	EUR	(94,681)

				(398,430)

Food Products (0.2)%
B&G Foods Inc., senior note, 5.25%, 9/15/27	United States	196,000		(195,633)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Health Care Providers & Services (0.1)%
[d]Air Methods Corp., senior note, 144A, 8.00%, 5/15/25	United States	111,000		$(92,311)

Hotels, Restaurants & Leisure (0.0)%†
[d]Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	34,000		(34,520)

Media (0.1)%
DISH DBS Corp., senior note, 7.75%, 7/01/26	United States	56,000		(56,775)

Oil, Gas & Consumable Fuels (0.1)%
Petrobras Global Finance BV, senior note, 5.093%, 1/15/30	Brazil	107,000		(106,346)
[d]SM Energy Co., secured note, 144A, 10.00%, 1/15/25	United States	38,000		(41,712)

				(148,058)

Professional Services (0.1)%
[d]Teleperformance, senior note, Reg S, 1.875%, 7/02/25	France	100,000	EUR	(115,853)

Specialty Retail (1.0)%
[d]At Home Group Inc., senior note, 144A, 7.125%, 7/15/29	United States	58,000		(51,572)
[d]Dufry One BV, senior note, Reg S, 2.00%, 2/15/27	Switzerland	528,000	EUR	(533,752)
[d]Macy’s Retail Holdings LLC, senior note, 144A, 5.875%, 4/01/29	United States	131,000		(134,103)
[d]Rent-A-Center Inc., senior note, 144A, 6.375%, 2/15/29	United States	239,000		(229,095)
				(948,522)

Total Corporate Bonds and Notes (Proceeds $4,033,179)				(3,847,837)

Foreign Government and Agency Securities (0.4)%
[d]Government of France, senior bond, Reg S, zero cpn., 5/25/32	France	100,000	EUR	(105,082)
Government of Turkey, senior note, 7.25%, 12/23/23	Turkey	129,000		(131,837)
[d]Italy Buoni Poliennali del Tesoro, senior bond, Reg S, 6.00%, 5/01/31	Italy	109,000	EUR	(168,939)

Total Foreign Government and Agency Securities (Proceeds $409,498)				(405,858)

[h]Senior Floating Rate Interests (Proceeds $8,536) (0.0)%†
Chemicals (0.0)%†
ICP Group, Term Loan, 4.50%, (1-Month USD LIBOR + 3.75%), 12/29/27	United States	8,755		(8,492)

U.S. Government and Agency Securities (0.3)%
U.S. Treasury Note,
0.875%, 11/15/30	United States	205,000		(189,441)
1.125%, 2/15/31	United States	28,000		(26,389)
1.25%, 8/15/31	United States	64,700		(61,450)

Total U.S. Government and Agency Securities (Proceeds $295,939)				(277,280)

Total Securities Sold Short (Proceeds $4,814,024)				$(4,606,305)

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

[b]	Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
[c]	See Note 5 regarding restricted securities.
[d]

Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the net value of these securities was $49,006,608, representing 50.2% of net assets.

[e]

A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At February 28, 2022, the aggregate value of these securities and/or cash pledged amounted to $5,507,103, representing 5.6% of net assets.

[f]	Perpetual security with no stated maturity date.
[g]	Income may be received in additional securities and/or cash.
[h]	The coupon rate shown represents the rate at period end.
[i]

Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

[j]	The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[k]	Defaulted security or security for which income has been deemed uncollectible.
[l]	The rate shown is the annualized seven-day effective yield at period end.
[m]

Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 28, 2022, all repurchase agreements had been entered into on that date.

[n]	The security was issued on a discount basis with no stated coupon rate.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At February 28, 2022, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts
CAC 40 10 Euro Index	Short	2	$149,238	3/18/22	$4,308
DJ Euro Stoxx 50 Index	Short	2	88,063	3/18/22	(1,985)
E-Mini Russell 2000	Short	10	1,022,250	3/18/22	641
S&P 500 E-Mini Index	Short	2	436,800	3/18/22	23,248

Total Futures Contracts					$26,212

    *As of period end.

At February 28, 2022, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Czech Koruna	JPHQ	Buy	5,601,383	$246,918	3/16/22	$2,264	$–
Czech Koruna	JPHQ	Sell	5,601,383	244,677	3/16/22	–	(4,505)
Indonesian Rupiah	JPHQ	Buy	9,241,438,975	641,434	3/16/22	1,086	–
Indonesian Rupiah	JPHQ	Sell	9,389,872,441	651,577	3/16/22	–	(1,263)
Russian Ruble	JPHQ	Buy	87,886,348	1,161,173	3/16/22	–	(359,674)
Russian Ruble	JPHQ	Sell	87,886,348	1,158,728	3/16/22	357,229	–
South African Rand	JPHQ	Buy	7,772,085	496,849	3/16/22	14,548	(7,051)
South African Rand	JPHQ	Sell	35,872,966	2,297,426	3/16/22	13,207	(43,651)
British Pound	JPHQ	Sell	460,000	621,370	3/31/22	4,092	–
Euro	JPHQ	Buy	370,000	417,757	3/31/22	–	(2,312)
Euro	JPHQ	Sell	2,080,000	2,350,324	3/31/22	14,852	–
Hong Kong Dollar	JPHQ	Sell	155,000	19,909	3/31/22	74	–
Japanese Yen	JPHQ	Sell	2,050,000	17,940	3/31/22	95	–
Swiss Franc	JPHQ	Sell	770,000	837,253	3/31/22	–	(3,659)

Total Forward Exchange Contracts						$407,447	$(422,115)

Net unrealized appreciation (depreciation)							$(14,668)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At February 28, 2022, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name

Government of Russia	(1.00)%	Quarterly		12/20/26	129,000		$60,447	$5,165	$55,282
Government of South Africa	(1.00)%	Quarterly		12/20/24	900,000		14,123	26,654	(12,531)

Government of South Africa	(1.00)%	Quarterly		12/20/24	322,000		5,053	9,249	(4,196)

Traded Index

CDX.NA.HY.34	(5.00)%	Quarterly		6/20/25	1,840,000		(102,107)	–	(102,107)
CDX.NA.HY.35	(5.00)%	Quarterly		12/22/25	1,030,000		(62,301)	(97,850)	35,549

CDX.NA.HY.37	(5.00)%	Quarterly		12/20/26	533,000		(30,045)	(43,732)	13,687

Contracts to Sell Protection[c,d]

Single Name
Government of South Africa	1.00%	Quarterly		12/20/24	646,000		(10,137)	(50,313)	40,176	BB-

Government of South Africa	1.00%	Quarterly		12/20/24	184,000		(2,887)	(5,367)	2,480	BB-

Total Centrally Cleared Swap Contracts							$(127,854)	$(156,194)	$28,340

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name			Counterparty

Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	21,000	EUR	(393)	(74)	(319)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	7,000	EUR	(131)	(54)	(77)

Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	13,000	EUR	(242)	(48)	(194)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/22	13,000	EUR	(243)	(46)	(197)

American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/23	15,000		347	374	(27)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/23	14,000		324	648	(324)

American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/23	66,000		1,529	2,610	(1,081)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/24	42,000		1,720	2,021	(301)

American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/26	200,000		19,303	9,094	10,209
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/26	15,000		1,592	1,224	368

American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/26	24,000		2,548	3,652	(1,104)
American Airlines Group Inc.	(5.00)%	Quarterly	CITI	6/20/26	28,000		2,702	2,513	189

American Airlines Group Inc.	(5.00)%	Quarterly	CITI	6/20/26	34,000		3,281	2,827	454
American Airlines Group Inc.	(5.00)%	Quarterly	FBCO	12/20/23	12,000		278	775	(497)

American Airlines Group Inc.	(5.00)%	Quarterly	FBCO	12/20/26	20,000		2,123	1,632	491
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	6/20/23	19,000		69	209	(140)

American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	6/20/23	19,000		69	282	(213)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	6/20/23	19,000		69	297	(228)

American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/23	33,000		765	890	(125)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/23	46,000		1,066	1,248	(182)

American Airlines Group Inc.	(5.00)%	Quarterly	JPHQ	12/20/25	75,000		6,462	11,640	(5,178)
American Axle &

Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	96,000		(3,963)	(2,670)	(1,293)
American Axle &

Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	82,000		(3,385)	(2,120)	(1,265)
American Axle &

Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	46,000		(1,899)	(1,662)	(237)
American Axle &

Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	48,000		(1,982)	(1,132)	(850)
American Axle &

Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	48,000		(1,508)	(1,036)	(472)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	36,000		$(1,486)	$(887)	$(599)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	29,000		(1,197)	(807)	(390)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/26	58,000		(2,394)	(562)	(1,832)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	CITI	12/20/26	29,000		(1,197)	(809)	(388)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	GSCO	12/20/26	48,000		(1,981)	(1,337)	(644)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	GSCO	12/20/26	48,000		(1,981)	(847)	(1,134)
Campbell’s Soup Co.	(1.00)%	Quarterly	BZWS	12/20/26	104,000		(1,706)	(1,911)	205
Campbell’s Soup Co.	(1.00)%	Quarterly	BZWS	12/20/26	42,000		(689)	(750)	61
Campbell’s Soup Co.	(1.00)%	Quarterly	BZWS	12/20/26	42,000		(689)	(672)	(17)
Campbell’s Soup Co.	(1.00)%	Quarterly	BZWS	12/20/26	42,000		(688)	(512)	(176)
Conagra Brands	(1.00)%	Quarterly	BZWS	12/20/26	41,000		(375)	(485)	110
Conagra Brands	(1.00)%	Quarterly	BZWS	12/20/26	41,000		(375)	(448)	73
Conagra Brands	(1.00)%	Quarterly	BZWS	12/20/26	41,000		(375)	(221)	(154)
Conagra Brands	(1.00)%	Quarterly	BZWS	12/20/26	21,000		(192)	(152)	(40)
Conagra Brands	(1.00)%	Quarterly	GSCO	12/20/26	128,000		(1,171)	(690)	(481)
Deutsche Lufthansa AG	(1.00)%	Quarterly	MSCS	12/20/26	100,000	EUR	8,599	8,729	(130)
Dow Inc.	(1.00)%	Quarterly	BZWS	12/20/26	41,000		(463)	(485)	22
Dow Inc.	(1.00)%	Quarterly	JPHQ	12/20/26	64,000		(724)	(577)	(147)
Dow Inc.	(1.00)%	Quarterly	JPHQ	12/20/26	42,000		(475)	(322)	(153)
GE Capital Funding LLC	(1.00)%	Quarterly	JPHQ	12/20/26	145,000		(1,308)	(1,340)	32
Government of Brazil	(1.00)%	Quarterly	BZWS	12/20/26	182,000		9,588	8,044	1,544
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	233,000		(2,847)	1,127	(3,974)
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	140,000		(1,711)	1,520	(3,231)
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/23	186,000		13,347	10,948	2,399
Intrum Justitia	(5.00)%	Quarterly	GSCO	12/20/26	100,000	EUR	(3,892)	(3,677)	(215)
Itochu Corp	(1.00)%	Quarterly	GSCO	6/20/22	12,107,000	JPY	(517)	(220)	(297)
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	6/20/22	5,348,000	JPY	(222)	(100)	(122)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	12/20/26	66,000		5,576	4,183	1,393
Kohl’s Corp.	(1.00)%	Quarterly	GSCO	6/20/26	41,000		3,273	721	2,552
Macy’s Retail Holdings LLC	(1.00)%	Quarterly	BZWS	12/20/26	19,000		1,402	1,726	(324)
Macy’s Retail Holdings LLC	(1.00)%	Quarterly	CITI	12/20/26	41,000		3,027	3,725	(698)
Macy’s Retail Holdings LLC	(1.00)%	Quarterly	MSCS	12/20/26	22,000		1,624	1,278	346
Marubeni Corp.	(1.00)%	Quarterly	CITI	6/20/25	3,711,000	JPY	(855)	720	(1,575)
Marubeni Corp.	(1.00)%	Quarterly	GSCO	6/20/22	18,860,000	JPY	(800)	(284)	(516)
MBIA Inc.	(5.00)%	Quarterly	BZWS	6/20/22	23,000		(509)	(83)	(426)
MBIA Inc.	(5.00)%	Quarterly	CITI	6/20/22	36,000		(796)	(359)	(437)
MBIA Inc.	(5.00)%	Quarterly	GSCO	6/20/22	21,000		(465)	(166)	(299)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	JPHQ	6/20/22	3,878,000	JPY	(151)	(18)	(133)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	JPHQ	6/20/22	3,618,000	JPY	(142)	(17)	(125)
Simon Property Group LP	(1.00)%	Quarterly	BZWS	12/20/26	52,000		(514)	(790)	276
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	12/20/26	33,600,000	JPY	32,207	19,800	12,407
Stena AB	(5.00)%	Quarterly	GSCO	12/20/24	92,000	EUR	(4,587)	(5,086)	499
TDC A/S	(1.00)%	Quarterly	BNPP	12/20/26	20,000	EUR	893	717	176
TDC A/S	(1.00)%	Quarterly	BNPP	12/20/26	20,000	EUR	893	892	1
TDC A/S	(1.00)%	Quarterly	BNPP	12/20/26	20,000	EUR	893	892	1
Telecom Italia	(1.00)%	Quarterly	BZWS	12/20/26	41,000	EUR	3,791	3,043	748
Telecom Italia	(1.00)%	Quarterly	JPHQ	12/20/26	20,000	EUR	1,850	1,489	361
Telecom Italia	(1.00)%	Quarterly	JPHQ	12/20/26	22,000	EUR	2,034	1,689	345

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Telecom Italia	(1.00)%	Quarterly	JPHQ	12/20/26	36,000	EUR	$3,328	$2,796	$532
UniCredit SpA	(1.00)%	Quarterly	BNPP	12/20/26	60,000	EUR	(274)	4,042	(4,316)

Contracts to Sell Protection[c,d]

Single Name

Euro Garage Ltd.	5.00%	Quarterly	GSCO	12/20/26	16,000	EUR	811	791	20	B-
Kohl’s Corp.	1.00%	Quarterly	JPHQ	6/20/26	41,000		(3,273)	(3,188)	(85)	BBB-

Total OTC Swap Contracts							$82,616	$84,164	$(1,548)

Total Credit Default Swap Contracts							$(45,238)	$(72,030)	$26,792

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

At February 28, 2022, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 1.75%	Quarterly	3/18/22	1,100,000		$662
Receive Fixed 11.40% Pay Floating BZDIOVRA Index	Annually	1/02/24	8,967,657	BRL	(12,104)
Receive Fixed 11.94% Pay Floating BZDIOVRA Index	Annually	1/02/24	6,508,354	BRL	389
Receive Floating rate 6 Month-PRIBOR Pay Fixed rate 4.225%	Semi-Annually	3/16/25	29,124,324	CZK	1,761
Receive Fixed 2.28% Pay Floating CNRR007 Index	Quarterly	3/16/27	2,697,624	CNY	(2,437)
Receive Fixed 2.28% Pay Floating CNRR007 Index	Quarterly	3/16/27	2,697,624	CNY	(3,208)
Receive Floating rate 6 Month-WIBOR Pay Fixed rate 2.95%	Annually	3/16/27	4,524,028	PLN	56,913
Receive IN00O/N Index Pay Fixed rate 5.94%	Semi-Annually	6/15/27	44,016,065	INR	(331)
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 2.25%	Quarterly	6/20/28	1,100,000		(101,604)

Total Interest Rate Swap Contracts					$(59,959)

*In U.S. dollars unless otherwise indicated.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At February 28, 2022, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts

Equity Contracts - Long[a]
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	4/20/22	$128,357	$3,978
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	BZWS	5/16/22	7,886	153
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	1/20/23	25,941	806
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	10/03/22	91,549	5,938
Energy Transfer LP	1-Month LIBOR + 0.50%	Monthly	CITI	10/18/22	34,265	79
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	1/13/23	58,363	3,803

Total - Total Return Swap Contracts						$14,757

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

Abbreviations

Counterparty		Currency		Selected Portfolio

BNPP	BNP Paribas	BRL	Brazilian Real	ARM	Adjustable Rate Mortgage

BOFA	Bank of America Corp.	CHF	Swiss Franc	BZDIOVRA	Brazil Interbank Deposit Rate

BZWS	Barclays Bank PLC	CNY	Chinese Yuan	CAC	Cotation Assistee en Continu

CITI	Citigroup, Inc.	CZK	Czech Koruna	CLO	Collateralized Loan Obligation

FBCO	Credit Suisse Group AG	EGP	Egyptian Pound	CNRR007	China 7-Day Reverse Repo Rate

GSCO	The Goldman Sachs Group, Inc.	EUR	Euro	EMTN	Euro Medium Term Note

JPHQ	JP Morgan Chase & Co.	GBP	British Pound	ETF	Exchange Traded Fund

MSCS	Morgan Stanley Capital Services LLC	INR	Indian Rupee	FHLMC	Federal Home Loan Mortgage Corp.

		JPY	Japanese Yen	FNMA	Federal National Mortgage Association

		PLN	Polish Zloty	FRN	Floating Rate Note

		RUB	Russian Ruble	LIBOR	London InterBank Offered Rate

		USD	United States Dollar	PIK	Payment In-Kind

		ZAR	South African Rand	PRIBOR	Prague Interbank Offered Rate

				REIT	Real Estate Investment Trust

				SFR	Single Family Revenue

				SOFR	Secured Overnight Financing Rate

Index				SPDR	Standard & Poor’s Depositary Receipt

CDX.NA.HY	CDX North America High Yield Index			WIBOR	Warsaw Interbank Offered Rate

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to (Consolidated) Statements of Investments (unaudited)

1. Organization

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds’ portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At February 28, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, equity price and foreign exchange rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following Funds have invested in derivatives during the period.

Franklin K2 Alternative Strategies Fund – Futures, forwards, swaps and options

Franklin K2 Long Short Credit Fund – Futures, forwards, swaps and options

4. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

5. Restricted Securities

The Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At February 28, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Shares	Issuer	Acquisition Date	Cost	Value
Franklin K2 Long Short Credit Fund
923	Acosta Inc.	12/31/19	$8,144	$7,476
993	Acosta Inc., cvt. pfd.	12/31/19-1/05/22	50,262	46,174

	Total Restricted Securities (Value is 0.1% of Net Assets)		$58,406	$53,650

6. Unfunded Loan Commitments

Certain or all Funds entered into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the (Consolidated) Statements of Investments.

At February 28, 2022, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Franklin K2 Alternative Strategies Fund
Upfield Group BV, Term Loan RC	$726,041

Franklin K2 Long Short Credit Fund
Upfield Group BV, Term Loan RC	$214,532

7. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended February 28, 2022, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from Securities Loaned

Franklin K2 Alternative Strategies Fund

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.01%	$3,305,000	$54,766,000	$(48,044,000)	$-	$-	$10,027,000	10,027,000	$385

8. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

Certain or all Funds invest in certain financial instruments and commodity-linked derivative investments through its investments in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At February 28, 2022, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Statements of Investments. At February 28, 2022, the Fund’s investments in the K2 Subsidiary were as follows:

Fund Name	Subsidiary Name[a]	Consolidated Net Assets	Subsidiary Net Assets	% of Consolidated Net Assets

Franklin K2 Alternative Strategies Fund	K2 Holdings Investment Corp.	$1,356,256,352	$20,160,913	1.5%

a The Fund’s investments in the K2 Subsidiary is limited to 25% of consolidated assets.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

●	Level 1 – quoted prices in active markets for identical financial instruments

●	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of February 28, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3		Total
Franklin K2 Alternative Strategies Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$469,099,125	$86,596,013		$101,248		$555,796,386
Convertible Bonds	–	204,581,528		–		204,581,528
Corporate Bonds and Notes	–	155,392,950		23,978		155,416,928
Corporate Bonds and Notes in Reorganization	–	2,607,491		–	[c]	2,607,491
Senior Floating Rate Interests	–	3,414,188		–		3,414,188
Credit-Linked Notes	–	4,979,609		–		4,979,609
Foreign Government and Agency Securities	–	60,931,879		–		60,931,879
U.S. Government and Agency Securities	–	725,402		–		725,402
Asset-Backed Securities and Commercial Mortgage-Backed Securities	–	95,532,475		–		95,532,475
Municipal Bonds in Reorganization	–	4,245,933		–		4,245,933
Options Purchased	2,125,143	440,362		–		2,565,505
Short Term Investments	169,023,354	15,897,441		–		184,920,795

Total Investments in Securities	$640,247,622	$635,345,271	[d]	$125,226		$1,275,718,119

Other Financial Instruments:
Futures Contracts	$5,398,747	$–		$–		$5,398,747
Forward Exchange Contracts	–	7,035,168		–		7,035,168
Swap Contracts	–	7,294,937		–		7,294,937

Total Other Financial Instruments	$5,398,747	$14,330,105		$–		$19,728,852

Liabilities:
Other Financial Instruments:
Options Written	$420,653	$217,356		$–		$638,009
Securities Sold Short[a]	213,812,944	17,307,316	[e]	–		231,120,260

Futures Contracts	1,362,701	–		–	1,362,701
Forward Exchange Contracts	–	6,318,562		–	6,318,562
Swap Contracts	–	6,177,727		–	6,177,727
Unfunded Loan Commitments	–	65,932		–	65,932

Total Other Financial Instruments	$215,596,298	$30,086,893		$–	$245,683,191

	Level 1	Level 2		Level 3	Total
Franklin K2 Long Short Credit Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,208,267	$201,726		$74,520	$2,484,513
Convertible Bonds	–	2,210,852		–	2,210,852
Corporate Bonds and Notes	–	24,972,892		–	24,972,892
Senior Floating Rate Interests	–	599,185		–	599,185
Credit-Linked Notes	–	740,802		–	740,802
Foreign Government and Agency Securities	–	8,895,867		–	8,895,867
U.S. Government and Agency Securities	–	303,725		–	303,725
Asset-Backed Securities and Commercial Mortgage-Backed Securities	–	32,333,602		–	32,333,602
Municipal Bonds in Reorganization	–	1,384,494		–	1,384,494
Options Purchased	94,598	74,534		–	169,132
Short Term Investments	17,685,104	1,957,103		–	19,642,207

Total Investments in Securities	$19,987,969	$73,674,782	[f]	$74,520	$93,737,271

Other Financial Instruments:
Futures Contracts	$28,197	$–		$–	$28,197
Forward Exchange Contracts	–	407,447		–	407,447
Swap Contracts	–	257,470		–	257,470

Total Other Financial Instruments	$28,197	$664,917		$–	$693,114

Liabilities:
Other Financial Instruments:
Options Written	$280	$69,060		$–	$69,340
Securities Sold Short[a]	66,838	4,539,467		–	4,606,305
Futures Contracts	1,985	–		–	1,985
Forward Exchange Contracts	–	422,115		–	422,115
Swap Contracts	–	275,880		–	275,880
Unfunded Loan Commitments	–	19,482		–	19,482

Total Other Financial Instruments	$69,103	$5,326,004		$–	$5,395,107

[a]	For detailed categories, see the accompanying (Consolidated) Statements of Investments.
[b]	Includes common, preferred and convertible preferred stocks as well as other equity interests.
[c]	Includes securities determined to have no value at February 28, 2022.
[d]

Includes foreign securities valued at $84,602,545, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

[e]

Includes foreign securities valued at $3,890,736, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

[f]

Includes foreign securities valued at $116,535, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the (Consolidated) Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.